VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Diversified Financials: 99.8%
Apollo Investment Corp. †	968,123	$13,311,691
Ares Capital Corp. †	3,671,609	73,322,032
Bain Capital Specialty Finance, Inc.	772,413	11,671,160
Barings BDC, Inc.	823,092	8,823,546
BlackRock TCP Capital Corp.	921,481	13,149,534
Capital Southwest Corp. †	335,368	8,340,602
Fidus Investment Corp.	366,434	6,156,091
FS KKR Capital Corp.	2,307,010	48,424,140
Gladstone Capital Corp. †	536,755	6,124,375
Gladstone Investment Corp. †	529,668	7,616,626
Goldman Sachs BDC, Inc. †	1,059,186	20,209,269
Golub Capital BDC, Inc. †	1,340,556	21,153,974
Hercules Capital, Inc. †	1,367,029	23,608,591
Main Street Capital Corp. †	568,723	23,385,890
New Mountain Finance Corp. †	1,405,535	18,777,948
Newtek Business Services Corp. †	341,114	11,901,467
Oaktree Specialty Lending Corp.	2,503,025	16,995,540
Owl Rock Capital Corp. †	2,672,424	38,456,181
PennantPark Floating Rate Capital Ltd. †	581,368	7,540,344
PennantPark Investment Corp. †	1,069,470	6,833,913
Prospect Capital Corp. †	2,586,795	20,953,039
Sixth Street Specialty Lending, Inc. †	943,772	21,980,450
SLR Investment Corp.	559,516	10,563,662
TCG BDC, Inc. †	871,737	11,550,515
TriplePoint Venture Growth BDC Corp. †	463,585	7,320,007
Total Common Stocks (Cost: $413,649,843)		458,170,587

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7% (Cost: $21,494,820)
Money Market Fund: 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	21,494,820	21,494,820
Total Investments: 104.5% (Cost: $435,144,663)		479,665,407
Liabilities in excess of other assets: (4.5)%		(20,775,050)
NET ASSETS: 100.0%		$458,890,357

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $62,862,028.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$458,170,587

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 77.1%
Basic Materials: 5.1%
Aluminum Corp. of China Ltd. 3.50%, 09/05/22	CNY	6,000	$934,133
Anshan Iron And Steel Group Co. Ltd. 4.28% (ChinaBond Government Security Yield Curve 3Y YTM+4.81%), 07/30/23 (o)	CNY	15,000	2,347,809
China Chengtong Holdings Group Ltd. 3.55%, 01/20/23	CNY	2,000	312,050
China National Building Material Co. Ltd. 4.89%, 07/17/24	CNY	3,000	473,419
Hesteel Co. Ltd. 4.08%, 11/26/24	CNY	10,000	1,540,612
Jihua Group Corp. Ltd. 4.10%, 09/15/22	CNY	1,294	202,985
			5,811,008
Consumer Cyclicals: 0.5%
Hangzhou Commerce Tourism Group Co. Ltd. 4.71%, 07/11/22	CNY	3,501	550,824
Energy: 3.1%
China Petroleum & Chemical Corp. 4.90%, 06/01/22	CNY	1,200	189,085
PetroChina Co. Ltd. 3.50%, 01/19/26	CNY	1,500	234,985
Yanzhou Coal Mining Co. Ltd. 3.43%, 03/12/25	CNY	20,000	3,088,695
			3,512,765
Financials: 42.3%
Agricultural Development Bank of China 3.28%, 05/13/22	CNY	8,989	1,401,635
Beijing Automotive Group Co. Ltd. 4.48%, 10/19/23	CNY	14,600	2,261,098
Beijing Haidian State-Owned Assets Operation & Management Center
3.70%, 10/24/24	CNY	10,000	1,532,178
4.14%, 12/17/23	CNY	9,000	1,394,589
Beijing State-owned Assets Management Co. Ltd. 4.68%, 08/01/22	CNY	500	78,862
Beijing State-owned Capital Operation and Management Center 3.85%, 01/14/24	CNY	25,000	3,941,642
China Development Bank
2.90%, 12/06/22	CNY	6,080	950,506
2.92%, 11/27/22	CNY	8,361	1,308,064
3.39%, 02/03/27	CNY	20,904	3,313,228
3.87%, 08/01/23	CNY	40,645	6,462,935
3.91%, 04/06/22	CNY	24,529	3,839,742
4.59%, 08/01/38	CNY	20,301	3,589,757
China Fortune Land Development Co. Ltd.
5.50%, 10/20/22	CNY	1,000	30,880
7.00%, 03/03/21 (d)	CNY	1,000	59,835
China Merchants Securities Co. Ltd. 5.08%, 05/26/25	CNY	1,000	165,213
Chongqing Longhu Development Co. Ltd.
3.75%, 03/21/23	CNY	1,600	249,675
4.44%, 01/25/24	CNY	8,000	1,269,591
Cinda Investment Co. Ltd. 4.30%, 12/22/23	CNY	3,000	469,492
CITIC Securities Co. Ltd. 3.78%, 09/10/24	CNY	3,000	474,290
Guangzhou Asset Management Co. Ltd. 3.79%, 01/22/24	CNY	15,000	2,347,645
Guangzhou City Construction & Development Co. Ltd. 3.60%, 09/27/24	CNY	5,000	780,681
Nanchang Municipal Public Investment Holding Group Co. Ltd. 3.23%, 08/22/23	CNY	1,500	232,305
Nanjing Yangzi State-owned Investment Group Co. Ltd. 3.63%, 10/21/24	CNY	12,000	1,872,341
Qingdao Conson Development Group Co. Ltd. 3.55%, 01/09/25	CNY	5,000	779,905
Shanxi Coking Coal Group Co. Ltd. 4.17%, 10/21/22 (o)	CNY	10,000	1,564,714
Shenwan Hongyuan Group Co. Ltd. 4.80%, 07/17/23	CNY	15,000	2,404,947
Sichuan Development Holding Co. Ltd.
4.30%, 03/26/24	CNY	5,000	795,565
4.55%, 08/06/25	CNY	5,000	795,994
State Development & Investment Corp. Ltd. 3.79%, 06/03/23	CNY	5,000	786,696
Taiyuan Iron & Steel Group Co. Ltd. 3.88%, 08/13/24	CNY	10,000	1,568,163
Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	CNY	800	127,690
Zhejiang Province Zheshang Asset Management Co. Ltd. 4.48%, 11/08/23	CNY	9,900	1,538,675
			48,388,533
Industrials: 11.8%
Beijing Capital Eco-Environment Protection Group Co. Ltd. 4.24%, 11/27/23	CNY	10,000	1,588,738
Beijing Capital Land Ltd. 4.89%, 09/14/23	CNY	2,000	310,064
Beijing Public Housing Center 3.19%, 04/16/40	CNY	15,000	2,304,235
Beijing Urban Construction Investment & Development Co. Ltd. 4.40%, 07/20/22	CNY	3,000	470,959
China Everbright Ltd. 3.80%, 11/23/23	CNY	2,000	314,967
China Merchants Expressway Network & Technology Holdings Co. Ltd. 4.78%, 08/07/22	CNY	1,000	157,814
China Railway Group Ltd. 3.99%, 07/16/24	CNY	5,000	793,929
China State Railway Group Co. Ltd.
4.46%, 06/07/23	CNY	3,008	479,254
4.63%, 08/25/21	CNY	1,248	193,387
Guangzhou Metro Group Co. Ltd.
4.84%, 08/09/27	CNY	1,500	236,883
6.05%, 06/03/24	CNY	1,350	219,375
Hubei Provincial Communications Investment Group Co. Ltd. 6.68%, 03/27/24	CNY	500	83,955
Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	CNY	1,135	182,408
Nanjing State Owned Assets Investment & Management Holding Group Co. Ltd. 5.60%, 03/06/23	CNY	506	80,340
Power Construction Corp. of China Ltd. 5.20%, 10/29/22	CNY	4,950	788,842
Seazen Holdings Co. Ltd. 5.90%, 03/20/24	CNY	1,000	155,065
Shandong Hi-Speed Group Co. Ltd. 4.00%, 10/21/24	CNY	17,000	2,701,636
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	CNY	540	84,075
Xiamen C&D Corp. Ltd. 4.14% (ChinaBond Government Security Yield Curve 3Y YTM+4.29%), (o)	CNY	13,000	2,026,758
Xiamen C&D, Inc. 3.50%, 10/15/21	CNY	2,000	309,961
			13,482,645
Real Estate: 4.1%
China Overseas Enterprise Development Group Co. Ltd. 3.47%, 01/24/25	CNY	1,000	154,775
COFCO Commercial Property Investment Co. Ltd. 3.94%, 01/25/25	CNY	10,000	1,555,405
Financial Street Holdings Co. Ltd. 4.74%, 08/20/21	CNY	1,000	154,868
Gemdale Corp. 3.95%, 10/12/25	CNY	10,000	1,568,590
Hefei Xingtai Finance Holding Group Co. Ltd. 4.10%, 06/14/22	CNY	5,000	781,001
Shanghai Shimao Co. Ltd. 4.65%, 01/15/22	CNY	3,000	462,442
			4,677,081
Technology: 0.9%
Anhui Provincial Investment Group Holdings Co. Ltd. 3.70%, 07/23/24	CNY	7,000	1,091,610
Utilities: 9.3%
China Datang Corp. 3.81% (ChinaBond Government Security Yield Curve 3Y YTM+3.91%), 09/25/22 (o)	CNY	10,000	1,563,376
China Datang Corp. Renewable Power Co. Ltd. 3.58%, 09/26/22	CNY	3,000	468,297
China Huaneng Group Co. Ltd. 3.55% (ChinaBond Government Security Yield Curve 5Y+3.56%), (o)	CNY	15,000	2,332,864
China Southern Power Grid Co. Ltd.
3.95%, 04/25/22	CNY	3,710	579,422
5.90%, 03/19/24	CNY	900	149,510
Guangdong Hengjian Investment Holding Co. Ltd. 3.84%, 08/07/24	CNY	5,000	789,219
Huaneng Power International, Inc. 5.17% (ChinaBond Government Security Yield Curve 5Y+5.02%), (o)	CNY	6,000	952,160
Shandong Luxin Investment Holdings Group Co. Ltd. 3.85%, 01/07/26	CNY	10,000	1,568,070
Shenzhen Energy Group Co. Ltd. 3.60%, 11/20/22	CNY	5,000	782,155
State Grid Corp. of China 5.14%, 12/08/21	CNY	750	117,122
State Power Investment Corp. Ltd.
3.57% (ChinaBond Government Security Yield Curve 3Y YTM+4.08%), 07/06/23 (o)	CNY	2,000	312,724
4.20%, 11/20/23	CNY	4,995	794,536
Yalong River Hydropower Development Co. Ltd. 2.93%, 04/08/23	CNY	2,000	309,700
			10,719,155
Total Corporate Bonds (Cost: $86,464,556)			88,233,621

GOVERNMENT OBLIGATIONS: 16.0%
China Government Bond
2.90%, 05/05/26	CNY	846	131,934
3.27%, 08/22/46	CNY	500	5,041,561
3.40%, 04/17/23	CNY	71,831	11,309,571
3.52%, 04/25/46	CNY	4,000	623,866
4.26%, 07/31/21	CNY	7,541	1,166,543
Total Government Obligations (Cost: $17,742,047)			18,273,475
Total Investments: 93.1% (Cost: $104,206,603)			106,507,096
Other assets less liabilities: 6.9%			7,946,012
NET ASSETS: 100.0%			$114,453,108

Definitions:

CNY	Chinese Yuan

Footnotes:

(o)	Perpetual Maturity — the date shown is the next call date
(d)	Security in default

Summary of Investments by Sector	% of Investments	Value
Basic Materials	5.4%	$5,811,008
Consumer Cyclicals	0.5	550,824
Energy	3.3	3,512,765
Financials	45.4	48,388,533
Government Activity	17.2	18,273,475
Industrials	12.7	13,482,645
Real Estate	4.4	4,677,081
Technology	1.0	1,091,610
Utilities	10.1	10,719,155
	100.0%	$106,507,096

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 34.1%
Argentina: 0.1%
YPF SA Reg S 8.50%, 07/28/25	USD	25	$19,531
Bermuda: 0.1%
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	USD	11	9,514
Brazil: 3.2%
Banco do Brasil SA Reg S 9.00% (US Treasury Yield Curve Rate T 10 Year+6.36%), 06/18/24 (o)	USD	50	55,813
Braskem Netherlands Finance BV Reg S 4.50%, 01/31/30	USD	50	52,846
Gerdau Trade, Inc. Reg S 4.88%, 10/24/27	USD	25	28,213
Itau Unibanco Holding SA Reg S 5.12%, 05/13/23	USD	50	52,451
Petrobras Global Finance BV
6.00%, 01/27/28	USD	50	57,064
6.75%, 01/27/41	USD	60	70,294
Suzano Austria GmbH 6.00%, 01/15/29	USD	100	119,260
Vale Overseas Ltd. 6.88%, 11/21/36	USD	75	104,738
			540,679
Chile: 1.7%
Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	EUR	100	126,177
Empresa de Transporte de Pasajeros Metro SA Reg S 4.70%, 05/07/50	USD	100	120,719
Empresa Nacional del Petroleo Reg S 5.25%, 11/06/29	USD	25	28,302
			275,198
China: 3.1%
Alibaba Group Holding Ltd. 144A 3.60%, 11/28/24	USD	100	108,372
Bank of China Ltd. Reg S 5.00%, 11/13/24	USD	100	111,553
China Cinda Finance 2015 I Ltd. Reg S 4.25%, 04/23/25	USD	100	105,486
Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	USD	200	143,500
Tencent Holdings Ltd. Reg S 3.60%, 01/19/28	USD	50	54,977
			523,888
Colombia: 0.9%
Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/27 †	USD	100	101,324
Ecopetrol SA 5.38%, 06/26/26	USD	40	43,946
			145,270
Czech Republic: 0.4%
CEZ AS Reg S 4.88%, 04/16/25	EUR	50	70,379
Hong Kong: 1.3%
AIA Group Ltd. Reg S 3.38%, 04/07/30	USD	200	223,278
India: 2.0%
ICICI Bank Ltd. Reg S 4.00%, 03/18/26	USD	50	54,535
Reliance Industries Ltd. 144A 4.12%, 01/28/25	USD	150	164,254
State Bank of India 144A 4.88%, 04/17/24	USD	100	109,515
			328,304
Indonesia: 1.8%
Pertamina Persero PT 144A 4.30%, 05/20/23	USD	70	74,379
Perusahaan Gas Negara Tbk PT Reg S 5.12%, 05/16/24	USD	100	110,515
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara Reg S 4.12%, 05/15/27	USD	100	108,700
			293,594
Isle of Man: 0.2%
AngloGold Ashanti Holdings Plc 3.75%, 10/01/30 †	USD	25	26,138
Israel: 1.0%
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	USD	10	10,075
Teva Pharmaceutical Finance Netherlands II BV Reg S 1.12%, 10/15/24	EUR	100	112,636
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	20	19,795
3.15%, 10/01/26	USD	20	19,217
			161,723
Kazakhstan: 0.4%
KazMunayGas National Co. JSC 144A 5.75%, 04/19/47	USD	50	62,402
Malaysia: 0.8%
Petronas Capital Ltd. Reg S 4.55%, 04/21/50	USD	100	123,961
Mexico: 3.9%
America Movil SAB de CV 6.12%, 03/30/40	USD	125	180,668
Comision Federal de Electricidad Reg S 4.88%, 01/15/24	USD	50	54,292
Petróleos Mexicanos
6.50%, 03/13/27	USD	75	79,519
6.50%, 06/02/41 †	USD	50	45,353
6.62%, 06/15/38	USD	64	59,305
6.75%, 09/21/47	USD	50	44,767
Petroleos Mexicanos Reg S 5.50%, 02/24/25	EUR	110	141,633
Southern Copper Corp. 7.50%, 07/27/35	USD	35	50,183
			655,720
Netherlands: 0.3%
Lukoil Securities BV 144A 3.88%, 05/06/30	USD	50	53,328
Peru: 0.8%
Banco de Credito del Peru Reg S 4.25%, 04/01/23	USD	125	130,078
Philippines: 0.7%
Power Sector Assets & Liabilities Management Corp. Reg S 7.39%, 12/02/24	USD	100	120,741
Qatar: 0.6%
Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	USD	100	104,098
Russia: 2.1%
Gazprom PJSC Via Gaz Capital SA Reg S
7.29%, 08/16/37	USD	100	139,861
8.62%, 04/28/34	USD	60	89,747
Vnesheconombank Via VEB Finance Plc Reg S 4.03%, 02/21/23	EUR	100	124,638
			354,246
Saudi Arabia: 1.1%
Saudi Arabian Oil Co. 144A 4.25%, 04/16/39	USD	75	85,420
Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	USD	100	104,617
			190,037
South Africa: 0.7%
Anglo American Capital Plc Reg S
3.62%, 09/11/24	USD	50	54,123
4.75%, 04/10/27	USD	50	58,058
			112,181
Turkey: 0.9%
Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	USD	50	51,658
Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23	USD	100	104,102
			155,760
Ukraine: 0.3%
Metinvest BV 144A 7.75%, 04/23/23	USD	50	53,483
United Arab Emirates: 3.2%
DAE Funding LLC Reg S 5.00%, 08/01/24	USD	100	102,500
DP World Plc Reg S 6.85%, 07/02/37	USD	100	135,766
Emirates 2.75%, 06/18/26	EUR	100	134,446
MDGH - GMTN BV 144A 3.70%, 11/07/49	USD	150	165,492
			538,204
United Kingdom: 2.2%
CK Hutchison Capital Securities 17 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+2.07%), 05/12/22 (o)	USD	150	153,000
Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	USD	200	215,654
			368,654
Zambia: 0.3%
First Quantum Minerals Ltd. 144A 7.50%, 04/01/25	USD	50	51,904
Total Corporate Bonds (Cost: $5,389,774)			5,692,293

GOVERNMENT OBLIGATIONS: 64.2%
Angola: 0.3%
Angolan Government International Bond 144A 8.25%, 05/09/28	USD	50	52,719
Argentina: 0.3%
Provincia de Buenos Aires Reg S 4.00%, 05/15/35	EUR	120	54,072
Bahrain: 0.7%
Bahrain Government International Bond 144A
6.12%, 08/01/23	USD	64	68,611
6.75%, 09/20/29	USD	50	54,365
			122,976
Brazil: 4.4%
Brazil Government International Bond
4.25%, 01/07/25	USD	25	27,131
5.00%, 01/27/45	USD	25	25,030
7.12%, 01/20/37	USD	50	63,087
Brazil Letras do Tesouro Nacional
0.00%, 01/01/24 ^	BRL	800	127,514
0.00%, 07/01/24 ^	BRL	590	89,912
0.00%, 07/01/23 ^	BRL	440	73,404
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/23	BRL	495	99,527
10.00%, 01/01/25	BRL	420	85,214
10.00%, 01/01/27	BRL	370	75,121
10.00%, 01/01/29	BRL	235	47,713
10.00%, 01/01/31	BRL	120	24,161
			737,814
Chile: 1.4%
Bonos de la Tesoreria de la Republica de Chile
4.50%, 03/01/26	CLP	40,000	55,514
5.00%, 03/01/35	CLP	25,000	34,063
6.00%, 01/01/43	CLP	20,000	29,451
Chile Government International Bond 3.12%, 03/27/25	USD	100	107,055
			226,083
China: 1.9%
China Government Bond 2.94%, 10/17/24	CNY	100	15,644
China Government International Bond Reg S 1.20%, 10/21/30	USD	200	197,427
Export-Import Bank of China Reg S 3.62%, 07/31/24	USD	100	109,010
			322,081
Colombia: 2.0%
Colombia Government International Bond
4.00%, 02/26/24	USD	25	26,249
5.00%, 06/15/45	USD	50	52,462
6.12%, 01/18/41	USD	25	29,418
Colombian TES
5.75%, 11/03/27	COP	70,000	17,477
6.00%, 04/28/28	COP	132,200	33,110
6.25%, 11/26/25	COP	88,000	23,270
7.00%, 06/30/32	COP	103,000	26,084
7.25%, 10/18/34	COP	67,000	17,010
7.50%, 08/26/26	COP	158,100	43,517
7.75%, 09/18/30	COP	100,500	27,400
10.00%, 07/24/24	COP	139,400	41,089
			337,086
Croatia: 0.5%
Croatia Government International Bond 144A 6.00%, 01/26/24	USD	75	84,894
Czech Republic: 1.5%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	200	8,170
0.25%, 02/10/27	CZK	510	22,072
1.20%, 03/13/31	CZK	300	13,372
1.25%, 02/14/25	CZK	470	21,681
2.00%, 10/13/33	CZK	560	26,834
2.75%, 07/23/29	CZK	530	26,732
Czech Republic Government Bond Reg S
0.45%, 10/25/23	CZK	500	22,828
0.95%, 05/15/30	CZK	630	27,637
1.00%, 06/26/26	CZK	580	26,273
2.40%, 09/17/25	CZK	440	21,189
2.50%, 08/25/28	CZK	540	26,619
			243,407
Dominican Republic: 0.3%
Dominican Republic International Bond Reg S
5.95%, 01/25/27	USD	25	28,150
6.85%, 01/27/45	USD	25	28,501
			56,651
Ecuador: 0.4%
Ecuador Government International Bond 144A
0.00%, 07/31/30 ^	USD	4	2,448
0.50%, 07/31/40 (s)	USD	17	10,633
1.00%, 07/31/35 (s)	USD	50	34,548
5.00%, 07/31/30 (s)	USD	24	21,455
			69,084
Egypt: 0.3%
Egypt Government International Bond 144A 7.50%, 01/31/27	USD	50	55,567
El Salvador: 0.2%
El Salvador Government International Bond Reg S 7.65%, 06/15/35	USD	30	26,400
Hungary: 1.9%
Hungary Government Bond
1.00%, 11/26/25	HUF	3,000	9,550
1.75%, 10/26/22	HUF	7,400	24,841
2.50%, 10/24/24	HUF	8,650	29,272
3.00%, 06/26/24	HUF	11,950	41,088
3.00%, 10/27/27	HUF	7,450	25,955
3.25%, 10/22/31	HUF	6,300	22,336
5.50%, 06/24/25	HUF	6,520	24,475
6.00%, 11/24/23	HUF	6,600	24,137
Hungary Government International Bond 5.38%, 03/25/24	USD	100	112,563
			314,217
Indonesia: 5.6%
Indonesia Government International Bond Reg S
7.75%, 01/17/38	USD	75	114,370
8.50%, 10/12/35	USD	100	160,966
Indonesia Treasury Bond
5.62%, 05/15/23	IDR	399,000	28,349
6.12%, 05/15/28	IDR	487,000	34,179
6.50%, 06/15/25	IDR	540,000	39,485
6.62%, 05/15/33	IDR	598,000	41,486
7.00%, 05/15/27	IDR	526,000	39,061
7.00%, 09/15/30	IDR	560,000	40,754
7.50%, 06/15/35	IDR	210,000	15,283
8.12%, 05/15/24	IDR	499,000	37,848
8.25%, 05/15/29	IDR	1,190,000	93,159
8.25%, 06/15/32	IDR	345,000	26,832
8.25%, 05/15/36	IDR	425,000	32,838
8.38%, 03/15/24	IDR	610,000	46,350
8.38%, 09/15/26	IDR	559,000	43,966
8.38%, 03/15/34	IDR	628,000	49,061
8.75%, 05/15/31	IDR	393,000	31,866
9.00%, 03/15/29	IDR	480,000	38,982
10.50%, 08/15/30	IDR	214,000	18,997
			933,832
Israel: 2.9%
Israel Government Bond
0.50%, 04/30/25	ILS	70	21,925
1.00%, 03/31/30	ILS	70	21,744
1.75%, 08/31/25	ILS	225	75,096
2.00%, 03/31/27	ILS	110	37,143
3.75%, 03/31/24	ILS	100	34,377
3.75%, 03/31/47	ILS	90	37,073
4.25%, 03/31/23	ILS	125	41,982
5.50%, 01/31/42	ILS	90	45,778
6.25%, 10/30/26	ILS	100	41,837
Israel Government International Bond
3.88%, 07/03/50	USD	50	59,344
4.50%, 01/30/43	USD	50	63,779
			480,078
Jamaica: 0.3%
Jamaica Government International Bond 6.75%, 04/28/28	USD	50	58,490
Kazakhstan: 0.3%
Kazakhstan Government International Bond Reg S 5.12%, 07/21/25	USD	50	58,125
Kuwait: 0.3%
Kuwait International Government Bond 144A 3.50%, 03/20/27	USD	40	44,793
Malaysia: 4.0%
Malaysia Government Bond
3.42%, 08/15/22	MYR	45	10,836
3.48%, 03/15/23	MYR	125	30,377
3.50%, 05/31/27	MYR	70	17,193
3.73%, 06/15/28	MYR	130	32,197
3.76%, 05/22/40	MYR	109	25,071
3.79%, 09/30/22	MYR	70	16,958
3.80%, 08/17/23	MYR	48	11,795
3.83%, 07/05/34	MYR	90	21,430
3.84%, 04/15/33	MYR	180	43,536
3.88%, 08/15/29	MYR	64	15,940
3.89%, 03/15/27	MYR	353	88,434
3.90%, 11/16/27	MYR	92	23,056
3.91%, 07/15/26	MYR	60	15,021
3.96%, 09/15/25	MYR	147	36,763
4.06%, 09/30/24	MYR	125	31,189
4.18%, 07/15/24	MYR	123	30,752
4.23%, 06/30/31	MYR	130	32,952
4.39%, 04/15/26	MYR	125	31,894
4.50%, 04/15/30	MYR	125	32,415
4.64%, 11/07/33	MYR	60	15,533
4.74%, 03/15/46	MYR	133	33,441
4.76%, 04/07/37	MYR	130	34,091
4.89%, 06/08/38	MYR	35	9,173
Malaysia Government Investment Issue 4.47%, 09/15/39	MYR	88	21,422
			661,469
Mexico: 5.8%
Mexican Bonos
5.75%, 03/05/26	MXN	1,247	61,062
6.75%, 03/09/23	MXN	670	34,327
7.50%, 06/03/27	MXN	1,190	62,407
7.75%, 05/29/31	MXN	876	46,829
7.75%, 11/23/34	MXN	477	25,330
7.75%, 11/13/42	MXN	762	39,075
8.00%, 12/07/23	MXN	906	47,728
8.00%, 09/05/24	MXN	968	51,246
8.00%, 11/07/47	MXN	756	39,583
8.50%, 05/31/29	MXN	1,170	64,923
8.50%, 11/18/38	MXN	735	40,515
10.00%, 12/05/24	MXN	1,095	61,421
10.00%, 11/20/36	MXN	430	27,067
Mexico Government International Bond
2.66%, 05/24/31	USD	200	197,204
4.00%, 10/02/23	USD	15	16,247
4.75%, 03/08/44	USD	75	83,556
6.05%, 01/11/40	USD	60	75,922
			974,442
Nigeria: 0.9%
Nigeria Government Bond 16.39%, 01/27/22	NGN	18,470	47,425
Nigeria Government International Bond 144A 6.50%, 11/28/27	USD	100	106,489
			153,914
Oman: 0.8%
Oman Government International Bond 144A
5.62%, 01/17/28	USD	75	79,108
6.75%, 01/17/48	USD	50	50,696
			129,804
Panama: 0.6%
Panama Government International Bond
3.88%, 03/17/28	USD	20	22,068
6.70%, 01/26/36	USD	35	47,926
7.12%, 01/29/26	USD	19	24,038
			94,032
Peru: 1.8%
Peru Government Bond
5.35%, 08/12/40	PEN	52	10,282
5.40%, 08/12/34	PEN	114	24,223
5.70%, 08/12/24	PEN	45	12,002
5.94%, 02/12/29	PEN	74	18,783
6.15%, 08/12/32	PEN	125	30,309
6.35%, 08/12/28	PEN	90	23,501
6.85%, 02/12/42	PEN	60	14,031
6.90%, 08/12/37	PEN	80	19,097
6.95%, 08/12/31	PEN	65	16,932
8.20%, 08/12/26	PEN	55	16,319
Peruvian Government International Bond
7.35%, 07/21/25	USD	62	75,620
8.75%, 11/21/33	USD	25	38,780
			299,879
Philippines: 1.0%
Philippine Government International Bond
5.00%, 01/13/37	USD	50	63,104
6.38%, 10/23/34	USD	25	35,340
9.50%, 02/02/30	USD	25	39,321
10.62%, 03/16/25	USD	25	33,918
			171,683
Poland: 3.0%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	40	9,914
0.75%, 04/25/25	PLN	73	19,008
1.25%, 10/25/30	PLN	74	18,704
2.25%, 10/25/24	PLN	118	32,227
2.50%, 01/25/23	PLN	154	41,360
2.50%, 04/25/24	PLN	108	29,563
2.50%, 07/25/26	PLN	338	94,099
2.50%, 07/25/27	PLN	175	48,947
2.75%, 04/25/28	PLN	130	37,091
2.75%, 10/25/29	PLN	144	41,256
3.25%, 07/25/25	PLN	130	36,947
4.00%, 10/25/23	PLN	135	37,900
5.75%, 09/23/22	PLN	120	33,205
5.75%, 04/25/29	PLN	50	17,158
			497,379
Qatar: 1.2%
Qatar Government International Bond Reg S
6.40%, 01/20/40	USD	100	148,000
9.75%, 06/15/30	USD	30	48,075
			196,075
Romania: 2.2%
Romania Government Bond
3.25%, 04/29/24	RON	120	29,413
3.65%, 07/28/25	RON	75	18,677
4.00%, 10/25/23	RON	30	7,483
4.40%, 09/25/23	RON	70	17,588
4.50%, 06/17/24	RON	70	17,738
4.75%, 02/24/25	RON	80	20,594
4.85%, 04/22/26	RON	55	14,341
5.00%, 02/12/29	RON	55	14,677
5.80%, 07/26/27	RON	60	16,619
5.85%, 04/26/23	RON	70	17,867
Romanian Government International Bond Reg S
2.75%, 10/29/25	EUR	25	32,832
3.62%, 04/24/24	EUR	50	65,222
3.88%, 10/29/35	EUR	45	62,271
4.88%, 01/22/24	USD	25	27,514
			362,836
Russia: 3.4%
Russian Federal Bond
5.70%, 05/17/28	RUB	2,050	26,555
6.50%, 02/28/24	RUB	1,800	24,525
6.90%, 05/23/29	RUB	2,190	30,278
7.00%, 08/16/23	RUB	1,200	16,511
7.05%, 01/19/28	RUB	2,000	27,848
7.10%, 10/16/24	RUB	2,300	31,874
7.15%, 11/12/25	RUB	1,800	25,104
7.25%, 05/10/34	RUB	2,200	31,024
7.40%, 12/07/22	RUB	1,300	17,954
7.40%, 07/17/24	RUB	2,110	29,434
7.65%, 04/10/30	RUB	1,000	14,512
7.70%, 03/23/33	RUB	1,900	27,780
7.75%, 09/16/26	RUB	2,100	30,106
7.95%, 10/07/26	RUB	1,800	25,975
8.15%, 02/03/27	RUB	5,080	74,182
8.50%, 09/17/31	RUB	1,700	26,146
Russian Foreign Bond - Eurobond Reg S
7.50%, 03/31/30 (s)	USD	23	25,885
12.75%, 06/24/28	USD	45	75,628
			561,321
Saudi Arabia: 1.7%
Saudi Government International Bond 144A 4.50%, 10/26/46	USD	50	58,846
Saudi Government International Bond Reg S 3.25%, 10/26/26	USD	200	218,163
			277,009
Serbia: 0.2%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	890	9,853
4.50%, 08/20/32	RSD	880	9,814
5.75%, 07/21/23	RSD	870	9,583
			29,250
South Africa: 4.2%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	493	23,831
7.00%, 02/28/31	ZAR	700	41,250
7.75%, 02/28/23	ZAR	480	34,193
8.00%, 01/31/30	ZAR	930	60,539
8.25%, 03/31/32	ZAR	600	37,478
8.50%, 01/31/37	ZAR	700	40,948
8.75%, 01/31/44	ZAR	720	41,562
8.75%, 02/28/48	ZAR	1,175	67,643
8.88%, 02/28/35	ZAR	550	34,142
9.00%, 01/31/40	ZAR	547	32,799
10.50%, 12/21/26	ZAR	1,955	152,404
Republic of South Africa Government International Bond
4.30%, 10/12/28	USD	50	51,705
5.88%, 09/16/25	USD	75	85,047
			703,541
Sri Lanka: 0.4%
Sri Lanka Government International Bond 144A
5.75%, 04/18/23	USD	50	36,608
6.85%, 11/03/25	USD	40	25,756
			62,364
Thailand: 3.9%
Thailand Government Bond
0.95%, 06/17/25	THB	285	8,768
1.45%, 12/17/24	THB	605	18,928
2.00%, 12/17/22	THB	1,300	40,386
2.12%, 12/17/26	THB	1,400	45,454
2.40%, 12/17/23	THB	730	23,191
2.88%, 12/17/28	THB	894	30,452
3.30%, 06/17/38	THB	1,015	36,037
3.40%, 06/17/36	THB	1,350	48,473
3.62%, 06/16/23	THB	1,033	33,260
3.65%, 06/20/31	THB	1,300	47,274
3.77%, 06/25/32	THB	1,089	40,040
3.85%, 12/12/25	THB	1,250	43,107
4.00%, 06/17/66	THB	700	27,147
4.67%, 06/29/44	THB	1,000	43,025
4.85%, 06/17/61	THB	655	29,067
4.88%, 06/22/29	THB	2,830	108,478
Thailand Government Bond Reg S 4.26%, 12/12/37	THB	900	34,696
			657,783
Turkey: 2.3%
Turkey Government Bond
7.10%, 03/08/23	TRY	197	19,999
8.00%, 03/12/25	TRY	100	8,959
9.00%, 07/24/24	TRY	145	13,885
10.50%, 08/11/27	TRY	130	11,685
10.60%, 02/11/26	TRY	118	11,181
10.70%, 08/17/22	TRY	100	11,096
12.20%, 01/18/23	TRY	62	6,876
12.40%, 03/08/28	TRY	110	10,801
Turkey Government International Bond
5.75%, 05/11/47	USD	75	65,002
6.00%, 03/25/27	USD	50	51,566
6.88%, 03/17/36	USD	90	92,048
7.38%, 02/05/25	USD	80	86,996
			390,094
United Arab Emirates: 0.7%
Abu Dhabi Government International Bond 144A
2.50%, 10/11/22	USD	50	51,335
3.12%, 10/11/27	USD	65	71,714
			123,049
Uruguay: 0.6%
Uruguay Government International Bond
4.50%, 08/14/24	USD	77	83,545
8.25%, 05/21/31	UYU	300	6,984
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	370	8,800
			99,329
Total Government Obligations (Cost: $10,845,462)			10,723,622
Total Investments: 98.3% (Cost: $16,235,236)			16,415,915
Other assets less liabilities: 1.7%			277,181
NET ASSETS: 100.0%			$16,693,096

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
(o)	Perpetual Maturity — the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $162,936.
^	Zero Coupon Bond
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,057,367, or 12.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	4.1%	$671,639
Consumer Non-Cyclicals	1.3	215,654
Energy	7.3	1,201,573
Financials	13.9	2,275,371
Government Activity	64.6	10,614,612
Healthcare	1.0	161,723
Industrials	2.2	358,986
Technology	2.8	457,629
Utilities	2.8	458,728
	100.0%	$16,415,915

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 95.8%
Argentina: 2.9%
Aeropuertos Argentina 2000 SA 144A 6.88%, 02/01/27	USD	997	$856,323
Agua y Saneamientos Argentinos SA Reg S 6.62%, 02/01/23	USD	1,575	872,566
Arcor SAIC 144A 6.00%, 07/06/23	USD	1,650	1,632,873
Capex SA 144A 6.88%, 05/15/24	USD	1,000	926,750
Generacion Mediterranea SA / Generacion Frias SA / Central Termica Roca SA 144A 9.62%, 07/27/23	USD	875	705,600
Generacion Mediterranea SA / Generacion Frias SA / Central Termica Roca SA Reg S 9.62%, 07/27/23	USD	250	201,600
IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	USD	1,050	995,621
IRSA Propiedades Comerciales SA Reg S 8.75%, 03/23/23	USD	100	94,821
MercadoLibre, Inc.
2.38%, 01/14/26 †	USD	1,325	1,329,982
3.12%, 01/14/31 †	USD	2,325	2,279,325
MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	USD	1,725	1,352,305
MSU Energy SA / UGEN SA / UENSA SA Reg S 6.88%, 02/01/25	USD	300	235,183
Pampa Energia SA 144A
7.38%, 07/21/23	USD	1,375	1,325,039
7.50%, 01/24/27	USD	2,075	1,856,907
9.12%, 04/15/29	USD	950	868,196
Pampa Energia SA Reg S 7.50%, 01/24/27	USD	150	134,234
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	1,000	1,099,880
Telecom Argentina SA 144A
8.00%, 07/18/26	USD	1,025	986,516
8.50%, 08/06/25	USD	1,275	1,267,057
Telecom Argentina SA Reg S 8.00%, 07/18/26	USD	300	288,736
Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	USD	1,335	1,259,933
Transportadora de Gas del Sur SA Reg S 6.75%, 05/02/25	USD	300	283,131
YPF Energia Electrica SA 144A 10.00%, 07/25/26	USD	1,400	1,238,923
YPF SA 144A
1.50%, 09/30/33 (s)	USD	1,950	1,029,074
2.50%, 06/30/29 (s)	USD	2,400	1,582,440
4.00%, 02/12/26 (s)	USD	2,575	2,181,798
6.95%, 07/21/27	USD	2,175	1,525,545
7.00%, 12/15/47	USD	1,800	1,176,957
8.50%, 03/23/25	USD	1,200	1,093,506
8.50%, 07/28/25	USD	3,525	2,753,942
8.50%, 06/27/29	USD	1,337	961,036
8.75%, 04/04/24	USD	2,900	2,584,683
YPF SA Reg S
2.50%, 06/30/29 (s)	USD	200	131,870
6.95%, 07/21/27	USD	500	350,700
			37,463,052
Armenia: 0.1%
Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	USD	1,000	996,275
Austria: 0.1%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	USD	600	612,429
JBS USA Food Co. Reg S
5.75%, 01/15/28	USD	200	211,100
7.00%, 01/15/26	USD	100	106,077
Klabin Austria GmbH Reg S
3.20%, 01/12/31	USD	300	296,934
7.00%, 04/03/49	USD	200	254,764
			1,481,304
Azerbaijan: 1.3%
Petkim Petrokimya Holding AS 144A 5.88%, 01/26/23	USD	1,800	1,847,736
Southern Gas Corridor CJSC 144A 6.88%, 03/24/26 †	USD	5,875	6,982,437
Southern Gas Corridor CJSC Reg S 6.88%, 03/24/26	USD	800	950,800
State Oil Co. of the Azerbaijan Republic Reg S
4.75%, 03/13/23	USD	3,425	3,622,794
6.95%, 03/18/30	USD	2,450	3,051,732
			16,455,499
Bahrain: 1.2%
BBK BSC Reg S 5.50%, 07/09/24	USD	1,800	1,913,274
GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	USD	1,800	1,836,000
Mumtalakat Sukuk Holding Co. Reg S
4.10%, 01/21/27	USD	1,600	1,623,368
5.62%, 02/27/24	USD	2,000	2,125,180
Oil and Gas Holding Co. BSCC 144A
7.50%, 10/25/27	USD	3,075	3,418,785
7.62%, 11/07/24	USD	2,500	2,784,310
8.38%, 11/07/28	USD	1,450	1,686,067
Oil and Gas Holding Co. BSCC Reg S
7.50%, 10/25/27	USD	200	222,360
8.38%, 11/07/28	USD	200	232,561
			15,841,905
Barbados: 0.1%
Sagicor Financial Co. Ltd. 144A 5.30%, 05/13/28	USD	1,300	1,368,393
Bermuda: 1.1%
Digicel Group Holdings Ltd. 10.00%, 04/01/24	USD	49	47,718
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	USD	1,314	1,148,586
Digicel International Finance Ltd./ Digicel international Holdings Ltd 144A
8.75%, 05/25/24	USD	2,000	4,275,152
13.00%, 12/31/25	USD	1,071	1,072,339
Digicel Ltd. 144A 6.75%, 03/01/23	USD	2,650	2,507,602
Digicel Ltd. Reg S 6.75%, 03/01/23	USD	300	283,879
Eurochem Finance DAC 144A 5.50%, 03/13/24	USD	2,200	2,392,265
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	2,200	2,404,490
Investment Energy Resources Ltd. Reg S 6.25%, 04/26/29	USD	200	218,590
			14,350,621
Brazil: 9.0%
Adecoagro SA 144A 6.00%, 09/21/27	USD	1,250	1,321,450
Adecoagro SA Reg S 6.00%, 09/21/27	USD	450	475,722
Aegea Finance Sarl 144A 5.75%, 10/10/24	USD	500	516,628
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	1,000	1,046,215
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	USD	1,749	1,840,691
Atento Luxco 1 SA 144A 8.00%, 02/10/26	USD	775	857,599
Azul Investments LLP 144A 5.88%, 10/26/24	USD	300	282,736
B2W Digital Lux Sarl 144A 4.38%, 12/20/30	USD	800	802,884
Banco Bradesco SA 144A
2.85%, 01/27/23 †	USD	950	971,147
3.20%, 01/27/25	USD	1,200	1,230,132
Banco Bradesco SA Reg S 2.85%, 01/27/23	USD	100	102,226
Banco BTG Pactual SA 144A
2.75%, 01/11/26	USD	600	584,616
4.50%, 01/10/25	USD	1,100	1,139,875
5.50%, 01/31/23	USD	400	420,832
5.75%, 09/28/22	USD	575	599,587
Banco BTG Pactual SA Reg S
5.50%, 01/31/23	USD	400	420,832
5.75%, 09/28/22	USD	100	104,276
Banco Daycoval SA Reg S 4.25%, 12/13/24	USD	750	775,976
Banco do Brasil SA 3.88%, 10/10/22	USD	2,600	2,677,779
Banco do Brasil SA 144A
4.62%, 01/15/25	USD	1,450	1,539,030
4.75%, 03/20/24	USD	1,050	1,116,938
4.88%, 04/19/23	USD	1,050	1,106,516
5.88%, 01/19/23	USD	750	794,138
Banco Nacional de Desenvolvimento Economico e Social 144A 4.75%, 05/09/24	USD	600	647,943
Banco Safra SA 144A 4.12%, 02/08/23	USD	800	830,828
Banco Votorantim SA 144A
4.00%, 09/24/22	USD	200	206,404
4.38%, 07/29/25	USD	850	882,045
4.50%, 09/24/24	USD	650	682,425
8.25% (US Treasury Yield Curve Rate T 5 Year+6.11%), 12/07/22 (o)	USD	500	522,230
Banco Votorantim SA Reg S 4.00%, 09/24/22	USD	200	206,404
Braskem America Finance Co. 144A 7.12%, 07/22/41	USD	850	1,090,002
Braskem Finance Ltd. 6.45%, 02/03/24	USD	925	1,021,889
Braskem Idesa SAPI 144A 7.45%, 11/15/29	USD	2,700	2,798,334
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	USD	1,800	1,908,090
4.50%, 01/31/30	USD	2,100	2,219,511
5.88%, 01/31/50 †	USD	800	897,500
8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	600	693,090
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	USD	1,260	1,364,719
BRF GmbH 144A 4.35%, 09/29/26	USD	600	630,642
BRF SA 144A
4.88%, 01/24/30	USD	1,000	1,037,615
5.75%, 09/21/50	USD	1,000	1,016,300
BRF SA Reg S
4.88%, 01/24/30	USD	100	103,761
5.75%, 09/21/50	USD	200	203,260
Caixa Economica Federal 144A 3.50%, 11/07/22	USD	800	823,348
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	USD	1,935	2,231,142
Cemig Geracao e Transmissao SA Reg S 9.25%, 12/05/24	USD	200	230,609
Centrais Eletricas Brasileiras SA 144A
3.62%, 02/04/25	USD	800	827,452
4.62%, 02/04/30	USD	800	820,404
Centrais Eletricas Brasileiras SA Reg S 4.62%, 02/04/30	USD	200	205,101
Cielo USA, Inc. 144A 3.75%, 11/16/22	USD	600	614,619
Cosan Luxembourg SA 144A 7.00%, 01/20/27	USD	875	925,492
Cosan SA 144A 5.50%, 09/20/29	USD	1,025	1,107,820
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	1,550	1,713,672
CSN Inova Ventures Reg S 6.75%, 01/28/28	USD	200	221,119
CSN Resources SA 144A 7.62%, 04/17/26 †	USD	800	855,000
Embraer Netherlands Finance BV
5.05%, 06/15/25	USD	1,375	1,444,156
5.40%, 02/01/27	USD	1,100	1,166,275
Embraer Netherlands Finance BV 144A 6.95%, 01/17/28	USD	1,100	1,242,989
Embraer Overseas Ltd. 144A 5.70%, 09/16/23	USD	575	616,440
FS Luxembourg Sarl 144A 10.00%, 12/15/25	USD	900	1,006,916
Globo Comunicacao e Participacoes SA 144A
4.84%, 06/08/25	USD	550	579,494
4.88%, 01/22/30	USD	500	516,793
Globo Comunicacao e Participacoes SA Reg S 4.88%, 01/22/30	USD	200	206,717
Gol Finance SA 144A 7.00%, 01/31/25	USD	1,000	930,000
Guara Norte Sarl 144A 5.20%, 06/15/34	USD	1,179	1,215,289
InterCement Financial Operations BV 144A 5.75%, 07/17/24	USD	1,000	959,740
Itau Unibanco Holding SA 144A
2.90%, 01/24/23	USD	1,500	1,532,265
3.25%, 01/24/25	USD	650	663,812
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	USD	800	794,756
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	USD	1,000	1,023,425
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 02/27/25 (o)	USD	1,025	981,504
5.12%, 05/13/23	USD	2,400	2,517,624
5.50%, 08/06/22	USD	1,650	1,707,767
Itau Unibanco Holding SA Reg S 5.12%, 05/13/23	USD	300	314,703
JSM Global Sarl 144A 4.75%, 10/20/30	USD	800	831,824
Klabin Austria GmbH 144A
3.20%, 01/12/31	USD	400	395,912
5.75%, 04/03/29	USD	1,000	1,142,270
7.00%, 04/03/49	USD	775	987,210
Klabin Finance SA 144A 4.88%, 09/19/27	USD	700	780,941
Light Servicos de Eletricidade SA/Light Energia SA 144A 4.38%, 06/18/26 †	USD	900	915,120
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	2,200	2,141,150
Minerva Luxembourg SA 144A 5.88%, 01/19/28	USD	600	636,006
MV24 Capital BV 144A 6.75%, 06/01/34	USD	1,214	1,318,066
Natura Cosmeticos SA 144A 4.12%, 05/03/28	USD	1,200	1,235,352
Natura Cosmeticos SA Reg S 4.12%, 05/03/28 †	USD	200	205,892
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 †	USD	550	616,261
7.00%, 05/14/26	USD	1,400	1,491,329
Nexa Resources SA 144A
5.38%, 05/04/27	USD	1,100	1,159,653
6.50%, 01/18/28	USD	700	773,157
Petrobras Global Finance BV
4.38%, 05/20/23 †	USD	800	844,304
5.09%, 01/15/30	USD	1,875	2,034,694
5.30%, 01/27/25	USD	850	953,772
5.60%, 01/03/31	USD	2,025	2,256,356
5.62%, 05/20/43	USD	275	298,899
5.75%, 02/01/29	USD	715	807,421
6.00%, 01/27/28	USD	1,400	1,597,799
6.25%, 03/17/24	USD	625	701,028
6.75%, 01/27/41	USD	885	1,036,844
6.75%, 06/03/50	USD	975	1,114,605
6.85%, 06/05/15 †	USD	1,875	2,095,134
6.88%, 01/20/40	USD	772	914,689
6.90%, 03/19/49 †	USD	1,300	1,525,745
7.25%, 03/17/44	USD	1,065	1,281,994
7.38%, 01/17/27	USD	1,450	1,764,904
8.75%, 05/23/26	USD	680	869,887
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	USD	1,750	1,787,861
4.95%, 01/17/28	USD	500	531,427
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	USD	718	799,679
Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	USD	778	920,130
Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	USD	708	819,225
Rumo Luxembourg Sarl 144A
5.25%, 01/10/28	USD	800	855,840
5.88%, 01/18/25	USD	700	732,207
Simpar Europe SA 144A 5.20%, 01/26/31	USD	900	920,223
Tupy Overseas SA 144A 4.50%, 02/16/31	USD	300	299,910
Ultrapar International SA 144A
5.25%, 10/06/26	USD	500	552,582
5.25%, 06/06/29	USD	1,200	1,300,248
Unigel Luxembourg SA 144A 8.75%, 10/01/26	USD	500	540,340
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	1,000	1,078,840
XP, Inc. 144A 3.25%, 07/01/26	USD	2,250	2,202,863
			117,756,853
British Virgin Islands: 0.9%
Bright Scholar Education Holdings Ltd. Reg S 7.45%, 07/31/22	USD	400	394,000
Central China Real Estate Ltd. Reg S
6.88%, 08/08/22	USD	400	381,500
7.25%, 04/24/23	USD	400	359,991
7.25%, 08/13/24	USD	400	313,001
7.65%, 08/27/23	USD	600	533,622
7.75%, 05/24/24	USD	500	403,122
China Aoyuan Group Ltd. Reg S
6.20%, 03/24/26	USD	400	334,272
6.35%, 02/08/24	USD	600	548,544
China SCE Group Holdings Ltd. Reg S
7.00%, 05/02/25	USD	700	668,548
7.25%, 04/19/23	USD	600	605,236
7.38%, 04/09/24	USD	650	651,616
Fantasia Holdings Group Co. Ltd. Reg S
9.25%, 07/28/23	USD	400	279,000
9.88%, 10/19/23	USD	400	282,000
10.88%, 01/09/23	USD	600	484,495
11.88%, 06/01/23	USD	800	620,985
12.25%, 10/18/22	USD	400	321,442
Health & Happiness H&H International Holdings Ltd. Reg S 5.62%, 10/24/24	USD	400	411,028
Metalloinvest Finance DAC 144A 4.85%, 05/02/24	USD	2,200	2,366,665
Metalloinvest Finance DAC Reg S 4.85%, 05/02/24	USD	400	430,303
New Metro Global Ltd. Reg S 4.50%, 05/02/26	USD	800	748,000
Studio City Finance Ltd. Reg S
6.00%, 07/15/25	USD	200	209,200
6.50%, 01/15/28	USD	200	210,241
Tianqi Finco Co. Ltd. Reg S 3.75%, 11/28/22	USD	200	179,648
Yingde Gases Investment Ltd. 144A 6.25%, 01/19/23	USD	600	615,087
			12,351,546
Cambodia: 0.2%
NagaCorp Ltd. Reg S 7.95%, 07/06/24	USD	1,950	1,972,055
Canada: 0.4%
Azure Power Energy Ltd. 144A 5.50%, 11/03/22	USD	1,475	1,495,917
Azure Power Solar Energy Pvt Ltd. 144A 5.65%, 12/24/24	USD	865	911,041
First Quantum Minerals Ltd. Reg S
6.50%, 03/01/24	USD	300	306,293
7.25%, 04/01/23	USD	300	306,000
7.50%, 04/01/25	USD	250	259,521
Frontera Energy Corp. 144A 7.88%, 06/21/28	USD	1,300	1,301,664
			4,580,436
Cayman Islands: 1.0%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	USD	2,450	2,547,192
Arabian Centres Sukuk II Ltd. Reg S 5.62%, 10/07/26	USD	200	207,934
Banco BTG Pactual SA Reg S 4.50%, 01/10/25	USD	200	207,250
Banco do Brasil SA Reg S 5.88%, 01/19/23	USD	250	264,713
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC Reg S 7.12%, 07/31/26	USD	200	206,810
Grupo Aval Ltd. Reg S 4.38%, 02/04/30 †	USD	300	296,910
Itau Unibanco Holding SA Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	USD	100	102,343
Melco Resorts Finance Ltd. Reg S
4.88%, 06/06/25	USD	250	254,844
5.75%, 07/21/28	USD	200	207,644
Nogaholding Sukuk Ltd. 144A 5.25%, 04/08/29	USD	2,050	2,149,564
Oryx Funding Ltd. 144A 5.80%, 02/03/31	USD	1,750	1,847,837
Oryx Funding Ltd. Reg S 5.80%, 02/03/31	USD	200	211,181
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	USD	1,600	1,561,224
Ronshine China Holdings Ltd. Reg S
7.35%, 12/15/23	USD	600	537,761
8.10%, 06/09/23	USD	400	366,989
8.75%, 10/25/22	USD	1,000	962,491
8.95%, 01/22/23	USD	500	475,619
StoneCo Ltd. 144A 3.95%, 06/16/28	USD	700	695,874
			13,104,180
Chile: 0.7%
AES Andes SA Reg S
6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	USD	75	79,366
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79 †	USD	200	211,549
CAP SA 144A 3.90%, 04/27/31	USD	1,100	1,107,948
Inversiones Latin America Power Ltda 144A 5.12%, 06/15/33	USD	1,400	1,391,145
Kenbourne Invest SA 144A 6.88%, 11/26/24	USD	1,650	1,752,151
VTR Comunicaciones SpA 144A
4.38%, 04/15/29	USD	1,400	1,403,353
5.12%, 01/15/28 †	USD	1,442	1,508,058
VTR Comunicaciones SpA Reg S 5.12%, 01/15/28	USD	100	104,581
VTR Finance NV 144A 6.38%, 07/15/28	USD	1,925	2,040,529
			9,598,680
China: 7.0%
Agile Group Holdings Ltd. Reg S 5.50%, 05/17/26	USD	750	690,986
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/25 (o)	USD	3,750	3,904,848
Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 03/03/25 (o)	USD	750	772,031
Boxinyuan International Co. Ltd. Reg S 5.65%, 10/28/22	USD	200	205,999
Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/24 (o)	USD	600	546,035
CFLD Cayman Investment Ltd. Reg S
6.90%, 01/13/23	USD	200	72,999
7.12%, 04/08/22	USD	200	73,000
8.05%, 01/13/25	USD	200	72,729
8.60%, 04/08/24	USD	500	182,300
Chalieco Hong Kong Corp. Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 3 Year+6.38%), 05/21/23 (o)	USD	600	605,983
Changde Economic Construction Investment Group Co. Ltd. Reg S 6.60%, 08/15/22	USD	400	402,716
China Aoyuan Group Ltd. Reg S 5.88%, 03/01/27	USD	400	316,006
China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/02/23 (o)	USD	700	772,625
China Evergrande Group Reg S
7.50%, 06/28/23	USD	1,450	600,359
8.75%, 06/28/25	USD	5,600	2,352,044
9.50%, 03/29/24	USD	1,100	453,475
10.00%, 04/11/23	USD	800	345,676
10.50%, 04/11/24	USD	450	184,500
11.50%, 01/22/23	USD	1,150	498,169
12.00%, 01/22/24	USD	1,200	502,860
China Hongqiao Group Ltd. Reg S 6.25%, 06/08/24	USD	500	499,397
China Oil & Gas Group Ltd. Reg S 5.50%, 01/25/23	USD	1,000	1,026,247
China SCE Group Holdings Ltd. Reg S
5.95%, 09/29/24	USD	400	387,001
6.00%, 02/04/26	USD	600	542,266
China South City Holdings Ltd. Reg S 10.75%, 04/11/23	USD	400	317,889
Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 07/15/24 (o)	USD	1,400	1,466,499
CIFI Holdings Group Co. Ltd. 5.50%, 01/23/23	USD	400	406,499
CIFI Holdings Group Co. Ltd. Reg S
4.38%, 04/12/27	USD	500	465,047
4.45%, 08/17/26	USD	500	476,940
5.25%, 05/13/26	USD	400	396,505
5.95%, 10/20/25	USD	800	814,038
6.00%, 07/16/25	USD	700	714,928
6.45%, 11/07/24	USD	600	622,191
6.55%, 03/28/24	USD	800	825,583
CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 01/24/24 (o)	USD	1,500	1,627,501
Dexin China Holdings Co. Ltd. Reg S 9.95%, 12/03/22	USD	500	449,374
Easy Tactic Ltd. Reg S
5.88%, 02/13/23	USD	800	582,000
8.12%, 02/27/23	USD	1,000	749,989
8.12%, 07/11/24	USD	400	269,499
8.62%, 02/27/24	USD	300	206,997
8.62%, 03/05/24	USD	400	275,000
12.38%, 11/18/22	USD	500	428,122
eHi Car Services Ltd. Reg S 7.75%, 11/14/24	USD	500	512,813
E-House China Enterprise Holdings Ltd. Reg S 7.60%, 06/10/23	USD	300	253,500
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	USD	1,000	1,021,267
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25	USD	900	921,442
6.75%, 07/02/23	USD	850	881,846
6.85%, 07/02/24	USD	800	842,000
Gemstones International Ltd. Reg S 12.00%, 03/10/23	USD	600	608,999
Golden Eagle Retail Group Ltd. 144A 4.62%, 05/21/23	USD	600	615,150
Greenland Global Investment Ltd. 5.90%, 02/12/23	USD	400	338,995
Greenland Global Investment Ltd. Reg S
5.60%, 11/13/22	USD	500	431,246
5.88%, 07/03/24	USD	750	564,375
6.12%, 04/22/23	USD	400	339,493
6.25%, 12/16/22	USD	600	569,250
6.75%, 09/26/23	USD	650	526,484
6.75%, 03/03/24	USD	300	234,746
Greentown China Holdings Ltd. Reg S
4.70%, 04/29/25	USD	400	402,022
5.65%, 07/13/25	USD	500	515,025
Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd. Reg S 7.00%, 09/30/22	USD	400	379,999
Guorui Properties Ltd. Reg S 14.25%, 01/25/24	USD	200	182,005
Hong Kong Red Star Macalline Universal Home Furnishings Ltd. Reg S 3.38%, 09/21/22	USD	400	360,997
Huai An Traffic Holding Co. Ltd. Reg S 6.00%, 09/19/22	USD	400	403,000
Jingrui Holdings Ltd. Reg S 14.50%, 02/19/23	USD	500	470,254
Jinke Properties Group Co. Ltd. Reg S 6.85%, 05/28/24	USD	200	175,501
Kaisa Group Holdings Ltd. 144A 11.95%, 10/22/22	USD	800	730,000
Kaisa Group Holdings Ltd. Reg S
9.38%, 06/30/24	USD	3,150	2,453,062
9.75%, 09/28/23	USD	1,300	1,059,500
9.95%, 07/23/25	USD	750	565,313
10.50%, 01/15/25	USD	600	460,495
10.88%, 07/23/23	USD	950	802,750
11.25%, 04/16/25	USD	1,000	777,500
11.50%, 01/30/23	USD	1,000	857,500
11.65%, 06/01/26	USD	200	151,757
11.70%, 11/11/25	USD	600	461,265
11.95%, 11/12/23	USD	750	642,188
Kunming Municipal Urban Construction Investment & Development Co. Ltd. Reg S 5.80%, 10/17/22	USD	600	563,997
KWG Group Holdings Ltd. Reg S
5.88%, 11/10/24	USD	700	673,410
6.00%, 09/15/22	USD	800	810,994
6.00%, 08/14/26	USD	550	511,535
6.30%, 02/13/26	USD	600	552,038
7.40%, 03/05/24	USD	400	403,007
7.40%, 01/13/27	USD	400	380,351
7.88%, 09/01/23	USD	800	807,000
Logan Group Co. Ltd. Reg S
4.25%, 07/12/25	USD	400	379,029
4.50%, 01/13/28	USD	450	413,962
4.85%, 12/14/26	USD	500	472,491
5.25%, 02/23/23	USD	600	601,180
5.25%, 10/19/25	USD	400	391,029
5.75%, 01/14/25	USD	450	451,097
6.50%, 07/16/23	USD	600	608,325
7.50%, 08/25/22	USD	400	408,798
Mianyang Investment Holding Group Co. Ltd. Reg S 5.95%, 10/30/22	USD	400	407,498
Modern Land China Co. Ltd. Reg S 9.80%, 04/11/23	USD	400	350,132
New Metro Global Ltd. Reg S
4.80%, 12/15/24	USD	600	578,287
6.80%, 08/05/23	USD	500	516,213
Oriental Capital Co. Ltd. Reg S 7.00%, 10/17/22	USD	500	489,998
Powerlong Real Estate Holdings Ltd. Reg S
5.95%, 04/30/25	USD	400	390,979
6.25%, 08/10/24	USD	400	397,999
6.95%, 07/23/23	USD	600	602,979
7.12%, 11/08/22	USD	500	507,498
Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/22	USD	220	42,900
Redsun Properties Group Ltd. Reg S
7.30%, 01/13/25	USD	400	345,611
9.70%, 04/16/23	USD	600	596,929
RKPF Overseas 2019 A Ltd. Reg S
6.00%, 09/04/25	USD	600	609,406
6.70%, 09/30/24	USD	600	628,371
7.88%, 02/01/23	USD	500	520,943
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 11/18/24 (o)	USD	500	481,902
Scenery Journey Ltd. Reg S
11.50%, 10/24/22	USD	2,550	1,010,434
12.00%, 10/24/23	USD	2,350	839,538
13.00%, 11/06/22	USD	600	238,499
13.75%, 11/06/23	USD	700	270,375
Seazen Group Ltd. Reg S 4.45%, 07/13/25	USD	400	380,018
Shangrao City Construction Investment Development Group Co. Ltd. Reg S 4.38%, 10/21/23	USD	400	406,987
Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	USD	750	656,245
Sunac China Holdings Ltd. Reg S
5.95%, 04/26/24	USD	1,200	1,090,488
6.50%, 07/09/23	USD	600	578,981
6.50%, 01/10/25	USD	900	817,894
6.50%, 01/26/26	USD	600	531,037
6.65%, 08/03/24	USD	800	733,999
7.00%, 07/09/25	USD	600	543,778
7.50%, 02/01/24	USD	800	771,984
7.95%, 08/08/22	USD	600	600,450
7.95%, 10/11/23	USD	1,000	982,470
8.35%, 04/19/23	USD	800	809,110
Times China Holdings Ltd. Reg S
5.75%, 01/14/27	USD	600	539,987
6.20%, 03/22/26	USD	600	549,750
6.60%, 03/02/23	USD	400	402,058
6.75%, 07/16/23	USD	800	798,748
6.75%, 07/08/25	USD	800	774,544
Urumqi Gaoxin Investment and Development Group Co. Ltd. Reg S 4.75%, 10/23/23	USD	400	393,988
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	USD	700	679,350
Wanda Properties Overseas Ltd. Reg S
6.88%, 07/23/23	USD	600	569,980
6.95%, 12/05/22	USD	600	578,248
Wealth Driven Ltd. Reg S 5.50%, 08/17/23	USD	600	600,302
Yancoal International Resources Development Co. Ltd. Reg S 3.50%, 11/04/23	USD	700	707,853
Yango Justice International Ltd. Reg S
7.50%, 04/15/24	USD	400	381,297
8.25%, 11/25/23	USD	400	371,506
9.25%, 04/15/23	USD	400	385,500
Yankuang Group Cayman Ltd. Reg S 4.00%, 07/16/23	USD	600	607,478
Yuzhou Group Holdings Co. Ltd. 5.38%, 0	USD	300	225,000
Yuzhou Group Holdings Co. Ltd. Reg S
6.00%, 10/25/23	USD	800	633,982
6.35%, 01/13/27	USD	800	531,054
7.38%, 01/13/26	USD	800	555,044
7.70%, 02/20/25	USD	600	449,256
8.30%, 05/27/25	USD	600	449,241
8.38%, 10/30/24	USD	600	474,003
8.50%, 02/04/23	USD	700	608,125
8.50%, 02/26/24	USD	600	490,500
Zhenro Properties Group Ltd. Reg S
6.63%, 01/07/26	USD	600	508,535
6.70%, 08/04/26	USD	600	498,813
7.35%, 02/05/25	USD	600	532,530
8.70%, 08/03/22	USD	400	401,498
9.15%, 05/06/23	USD	400	402,990
Zhongyuan Asset Management Co. Ltd. Reg S 4.20%, 11/29/22	USD	650	516,744
Zoomlion HK SPV Co. Ltd. 144A 6.12%, 12/20/22	USD	400	421,406
			90,814,076
Colombia: 5.5%
Banco de Bogota SA 144A
5.38%, 02/19/23	USD	1,525	1,592,855
6.25%, 05/12/26 †	USD	3,258	3,568,406
Banco de Bogota SA Reg S
5.38%, 02/19/23	USD	100	104,450
6.25%, 05/12/26	USD	400	438,110
Banco GNB Sudameris SA 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+6.66%), 04/16/31	USD	1,450	1,485,670
Bancolombia SA
4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	USD	1,900	1,920,644
5.12%, 09/11/22	USD	2,375	2,452,686
Cable Onda SA 144A 4.50%, 01/30/30	USD	1,900	2,006,428
Canacol Energy Ltd. 144A 7.25%, 05/03/25	USD	1,100	1,159,197
Colombia Telecomunicaciones SA ESP Reg S 4.95%, 07/17/30	USD	100	104,889
Ecopetrol SA
4.12%, 01/16/25	USD	3,750	3,931,987
5.38%, 06/26/26	USD	4,550	4,998,857
5.88%, 09/18/23	USD	5,800	6,267,799
5.88%, 05/28/45	USD	6,250	6,671,750
6.88%, 04/29/30	USD	6,300	7,614,495
7.38%, 09/18/43	USD	2,500	3,055,675
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	USD	3,200	3,148,800
4.38%, 02/15/31	USD	1,750	1,720,259
Geopark Ltd. 144A 5.50%, 01/17/27 †	USD	1,700	1,716,566
Gilex Holding Sarl 144A 8.50%, 05/02/23	USD	1,300	1,341,191
Grupo Aval Ltd. 144A
4.38%, 02/04/30	USD	3,200	3,167,040
4.75%, 09/26/22 †	USD	3,225	3,303,674
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	USD	1,900	2,061,709
Multibank, Inc. 144A 4.38%, 11/09/22	USD	700	715,309
Multibank, Inc. Reg S 4.38%, 11/09/22 †	USD	400	408,748
Oleoducto Central SA 144A 4.00%, 07/14/27	USD	1,450	1,499,416
Oleoducto Central SA Reg S 4.00%, 07/14/27	USD	200	206,816
Orazul Energy Egenor SCA 144A 5.62%, 04/28/27	USD	1,600	1,625,008
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	USD	1,900	1,999,892
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	USD	1,758	1,860,648
Termocandelaria Power Ltd. Reg S 7.88%, 01/30/29	USD	185	195,858
			72,344,832
Costa Rica: 0.2%
Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	USD	1,200	1,295,478
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	1,700	1,496,017
Instituto Costarricense de Electricidad Reg S 6.38%, 05/15/43	USD	100	88,001
			2,879,496
Croatia: 0.2%
Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	USD	1,800	1,922,994
Hrvatska Elektroprivreda Reg S 5.88%, 10/23/22	USD	200	213,666
			2,136,660
Cyprus: 0.7%
Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	USD	1,900	1,973,332
Eurotorg LLC Via Bonitron DAC 144A 9.00%, 10/22/25	USD	1,200	1,278,096
MHP Lux SA 144A
6.25%, 09/19/29	USD	1,150	1,150,667
6.95%, 04/03/26	USD	1,625	1,714,611
MHP SE 144A 7.75%, 05/10/24 †	USD	1,625	1,758,191
TMK OAO Via TMK Capital SA Reg S 4.30%, 02/12/27	USD	1,600	1,613,570
			9,488,467
Dominican Republic: 0.1%
Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	USD	1,000	1,054,625
El Salvador: 0.1%
Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	USD	850	888,203
Grupo Unicomer Co. Ltd. Reg S 7.88%, 04/01/24	USD	200	208,989
			1,097,192
France: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	USD	1,100	1,144,286
Georgia: 0.2%
Georgia Capital JSC 144A 6.12%, 03/09/24	USD	200	203,500
Georgian Railway JSC 144A 4.00%, 06/17/28	USD	1,800	1,823,526
TBC Bank JSC 144A 5.75%, 06/19/24	USD	1,100	1,187,312
			3,214,338
Ghana: 0.3%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	USD	2,100	2,054,671
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	2,700	2,345,760
			4,400,431
Greece: 0.1%
Navios South American Logistics, Inc. / Navios Logistics Finance US Inc 144A 10.75%, 07/01/25	USD	1,675	1,822,970
Guatamala: 0.3%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/31	USD	1,100	1,142,850
Central American Bottling Corp. 144A 5.75%, 01/31/27	USD	2,191	2,286,309
Central American Bottling Corp. Reg S 5.75%, 01/31/27	USD	200	208,700
Energuate Trust Reg S 5.88%, 05/03/27	USD	200	209,337
			3,847,196
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	USD	1,000	1,042,635
Hong Kong: 3.5%
Agile Group Holdings Ltd. Reg S
5.75%, 01/02/25	USD	700	679,824
6.05%, 10/13/25	USD	650	619,169
6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	USD	650	616,163
7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 07/31/24 (o)	USD	700	661,601
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/04/23 (o)	USD	1,050	1,020,710
Bank of East Asia Ltd. Reg S
5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/25 (o)	USD	2,300	2,486,185
5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 09/19/24 (o)	USD	2,100	2,255,400
CAS Capital No 1 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 07/12/26 (o)	USD	2,600	2,636,387
Champion Path Holdings Ltd. Reg S
4.50%, 01/27/26	USD	1,600	1,653,734
4.85%, 01/27/28	USD	1,750	1,813,277
Easy Tactic Ltd. Reg S
11.62%, 09/03/24	USD	400	284,000
11.75%, 08/02/23	USD	600	450,736
Fortune Star BVI Ltd. 5.95%, 01/29/23	USD	700	713,998
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	USD	500	497,506
5.05%, 01/27/27	USD	700	695,256
Franshion Brilliant Ltf. 4.88%, 0	USD	200	172,603
Jiayuan International Group Ltd. Reg S
12.50%, 04/08/23	USD	400	393,484
12.50%, 07/21/23	USD	400	392,453
13.75%, 02/18/23	USD	400	407,000
Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	USD	1,300	1,280,496
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	USD	3,050	3,109,094
5.25%, 04/26/26	USD	1,650	1,690,219
5.38%, 12/04/29	USD	3,650	3,780,031
5.62%, 07/17/27	USD	2,000	2,078,880
5.75%, 07/21/28	USD	2,700	2,803,194
Melco Resorts Finance Ltd. Reg S 5.38%, 12/04/29	USD	200	207,125
RKPF Overseas 2019 A Ltd. Reg S 5.90%, 03/05/25	USD	400	406,420
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	USD	800	790,058
Seaspan Corp. 144A 5.50%, 08/01/29	USD	2,500	2,496,150
Seaspan Corp. 144A Reg S 6.50%, 04/29/26	USD	800	859,982
Studio City Finance Ltd. 144A
5.00%, 01/15/29	USD	3,650	3,601,309
6.00%, 07/15/25	USD	1,425	1,490,550
6.50%, 01/15/28	USD	1,515	1,592,576
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	USD	400	400,004
Zoomlion HK SPV Co. Ltd. Reg S 6.12%, 12/20/22	USD	200	210,703
			45,246,277
India: 5.6%
ABJA Investment Co. Pte Ltd. Reg S
4.45%, 07/24/23	USD	1,100	1,124,709
5.45%, 01/24/28	USD	3,250	3,461,412
5.95%, 07/31/24	USD	3,300	3,525,208
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd / Parampujya Solar Energ 144A 6.25%, 12/10/24	USD	1,500	1,636,845
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd / Parampujya Solar Energ Reg S 6.25%, 12/10/24	USD	200	218,246
Axis Bank Ltd. 144A 3.00%, 08/08/22	USD	1,600	1,631,383
Bank of Baroda Reg S 3.88%, 04/04/24	USD	1,050	1,108,044
Canara Bank Reg S
3.25%, 08/10/22	USD	2,100	2,142,093
3.88%, 03/28/24	USD	1,300	1,368,265
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	USD	1,500	1,482,525
6.45%, 06/04/29 †	USD	1,400	1,363,740
Delhi International Airport Ltd. Reg S
6.12%, 10/31/26	USD	200	197,670
6.45%, 06/04/29	USD	300	292,230
Future Retail Ltd. 144A 5.60%, 01/22/25	USD	1,200	863,100
Future Retail Ltd. Reg S 5.60%, 01/22/25	USD	200	143,850
GMR Hyderabad International Airport Ltd. 144A
4.25%, 10/27/27	USD	900	871,975
4.75%, 02/02/26	USD	900	914,978
5.38%, 04/10/24	USD	1,200	1,227,149
GMR Hyderabad International Airport Ltd. Reg S 4.25%, 10/27/27	USD	200	193,772
HPCL-Mittal Energy Ltd. Reg S
5.25%, 04/28/27	USD	1,400	1,438,439
5.45%, 10/22/26	USD	1,000	1,036,710
IIFL Finance Ltd. Reg S 5.88%, 04/20/23	USD	1,300	1,261,134
India Green Energy Holdings 144A 5.38%, 04/29/24	USD	1,150	1,191,837
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	USD	2,400	2,385,180
JSW Steel Ltd. Reg S
5.38%, 04/04/25	USD	1,400	1,474,760
5.95%, 04/18/24	USD	1,700	1,791,771
Manappuram Finance Ltd. Reg S 5.90%, 01/13/23	USD	1,000	1,028,984
Muthoot Finance Ltd. 144A
4.40%, 09/02/23	USD	1,650	1,687,331
6.12%, 10/31/22	USD	1,300	1,343,160
Muthoot Finance Ltd. Reg S
4.40%, 09/02/23	USD	200	204,525
6.12%, 10/31/22	USD	200	206,640
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	USD	3,000	3,153,675
Periama Holdings LLC Reg S 5.95%, 04/19/26	USD	2,400	2,542,920
ReNew Power Pvt Ltd. 144A
5.88%, 03/05/27	USD	1,150	1,207,531
6.45%, 09/27/22	USD	1,000	1,027,800
ReNew Power Pvt Ltd. Reg S 5.88%, 03/05/27	USD	250	262,507
ReNew Power Synthetic 144A 6.67%, 03/12/24	USD	1,750	1,832,124
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	USD	2,050	2,071,699
Shriram Transport Finance Co. Ltd. 144A
4.40%, 03/13/24 †	USD	2,300	2,295,975
5.10%, 07/16/23	USD	1,500	1,508,970
5.95%, 10/24/22	USD	2,300	2,336,834
Shriram Transport Finance Co. Ltd. Reg S
5.10%, 07/16/23	USD	200	201,196
5.95%, 10/24/22	USD	200	203,203
Tata Motors Ltd. Reg S 5.88%, 05/20/25	USD	1,300	1,381,406
TML Holdings Pte Ltd. Reg S 5.50%, 06/03/24	USD	1,300	1,339,650
UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 02/27/25 (o)	USD	1,400	1,425,585
Vedanta Resources Finance II Plc 144A
8.00%, 04/23/23	USD	1,300	1,211,197
9.25%, 04/23/26	USD	2,000	1,642,330
13.88%, 01/21/24	USD	3,150	3,322,762
Vedanta Resources Ltd. 144A
6.12%, 08/09/24	USD	3,050	2,443,965
7.12%, 05/31/23	USD	1,425	1,299,443
Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	USD	1,300	1,291,852
			72,820,289
Indonesia: 2.2%
ABM Investama Tbk PT 144A 7.12%, 08/01/22	USD	1,300	1,212,900
Adaro Indonesia PT 144A 4.25%, 10/31/24	USD	2,200	2,239,424
Adaro Indonesia PT Reg S 4.25%, 10/31/24	USD	300	305,376
APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	USD	1,000	499,994
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d)	USD	111	1,457
Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	USD	1,000	1,026,283
Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/10/26	USD	1,100	1,108,409
Bukit Makmur Mandiri Utama PT Reg S 7.75%, 02/10/26	USD	200	201,529
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	USD	1,600	1,645,184
Cikarang Listrindo Tbk PT Reg S 4.95%, 09/14/26	USD	200	205,648
Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	USD	1,000	1,037,964
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	USD	1,623	1,622,562
Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	USD	2,200	2,312,948
Jababeka International BV 144A 6.50%, 10/05/23	USD	990	937,996
Japfa Comfeed Indonesia Tbk PT Reg S 5.38%, 03/23/26	USD	1,150	1,209,823
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	USD	2,025	2,036,502
Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	USD	1,900	2,020,564
Medco Oak Tree Pte Ltd. Reg S 7.38%, 05/14/26	USD	300	319,036
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	USD	1,600	1,658,904
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	USD	1,350	1,371,779
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	USD	2,100	1,933,984
SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	USD	1,100	871,796
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	177	201,496
Theta Capital Pte Ltd. Reg S
6.75%, 10/31/26	USD	1,400	1,314,407
8.12%, 01/22/25 †	USD	1,450	1,455,473
			28,751,438
Ireland: 0.3%
Eurochem Finance DAC Reg S 5.50%, 03/13/24	USD	200	217,479
Hacienda Investments Ltd. Via DME Airport DAC 144A 5.35%, 02/08/28	USD	1,600	1,680,856
SCF Capital Designated Activity Co. 144A 3.85%, 04/26/28	USD	1,500	1,552,717
			3,451,052
Isle of Man: 0.0%
Gold Fields Orogen Holdings BVI Ltd. Reg S 5.12%, 05/15/24	USD	300	325,973
Israel: 3.6%
Leviathan Bond Ltd. 144A Reg S
5.75%, 06/30/23	USD	1,700	1,774,773
6.12%, 06/30/25	USD	2,050	2,236,931
6.50%, 06/30/27	USD	2,000	2,211,350
6.75%, 06/30/30	USD	1,825	2,054,704
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	USD	2,400	2,418,000
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	USD	2,275	2,511,213
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	8,575	8,487,106
3.15%, 10/01/26	USD	9,975	9,584,479
4.10%, 10/01/46	USD	5,700	5,040,310
6.00%, 04/15/24	USD	3,592	3,778,335
6.75%, 03/01/28 †	USD	3,565	3,952,694
7.12%, 01/31/25	USD	2,875	3,160,919
			47,210,814
Jamaica: 0.0%
Digicel Group Two Ltd. 144A 8.25%, 09/30/22	USD	437	10,925
Kazakhstan: 1.0%
Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	USD	2,825	3,940,875
KazMunayGas National Co. JSC 144A
4.75%, 04/19/27	USD	3,300	3,764,310
5.75%, 04/19/47	USD	3,850	4,804,954
KazMunayGas National Co. JSC Reg S 5.75%, 04/19/47	USD	300	374,412
			12,884,551
Kuwait: 0.4%
Kuwait Projects Co. SPC Ltd. Reg S
4.23%, 10/29/26	USD	1,700	1,671,814
4.50%, 02/23/27	USD	1,700	1,663,681
5.00%, 03/15/23	USD	1,700	1,740,613
			5,076,108
Luxembourg: 1.7%
AI Candelaria Spain SLU 144A 7.50%, 12/15/28	USD	1,100	1,227,732
Consolidated Energy Finance SA Reg S 6.88%, 06/15/25	USD	200	203,718
CSN Resources SA 144A 4.62%, 06/10/31	USD	1,350	1,398,398
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	USD	2,075	2,116,432
4.88%, 03/30/26	USD	2,075	2,125,962
5.38%, 03/30/28	USD	2,075	2,125,995
5.88%, 03/30/31	USD	2,075	2,131,938
Gol Finance SA 144A 8.00%, 06/30/26	USD	700	698,264
Hidrovias International Finance SARL 144A 4.95%, 02/08/31	USD	800	813,912
JBS Finance Luxembourg Sarl 144A 3.62%, 01/15/32	USD	1,200	1,209,600
Kenbourne Invest SA 144A 4.70%, 01/22/28	USD	1,450	1,460,556
MC Brazil Downstream Trading SARL 144A 7.25%, 06/30/31	USD	2,250	2,339,325
MHP Lux SA Reg S 6.95%, 04/03/26	USD	250	263,786
Minerva Luxembourg SA 144A 4.38%, 03/18/31 †	USD	1,200	1,180,500
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	USD	200	196,750
Movida Europe SA 144A 5.25%, 02/08/31	USD	700	711,046
Petrorio Luxembourg Sarl 144A 6.12%, 06/09/26	USD	900	927,090
Puma International Financing SA Reg S
5.00%, 01/24/26	USD	200	200,740
5.12%, 10/06/24	USD	200	201,232
Rede D’or Finance Sarl Reg S 4.95%, 01/17/28	USD	200	212,571
Tupy Overseas SA Reg S 4.50%, 02/16/31	USD	200	199,940
Ultrapar International SA Reg S 5.25%, 10/06/26	USD	200	221,033
Unigel Luxembourg SA Reg S 8.75%, 10/01/26	USD	200	216,136
VTB Bank OJSC Via VTB Capital SA Reg S 6.95%, 10/17/22	USD	300	316,731
			22,699,387
Macao: 0.1%
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	USD	900	908,577
MGM China Holdings Ltd. Reg S 5.38%, 05/15/24	USD	200	203,879
Wynn Macau Ltd. Reg S
4.88%, 10/01/24	USD	200	201,629
5.50%, 10/01/27	USD	200	205,898
			1,519,983
Malta: 0.0%
VistaJet Malta Finance Plc / XO Management Holding, Inc. Reg S 10.50%, 06/01/24	USD	200	217,651
Mauritius: 1.2%
Azure Power Energy Ltd. Reg S 5.50%, 11/03/22	USD	200	202,836
Azure Power Solar Energy Pvt Ltd. Reg S 5.65%, 12/24/24	USD	200	210,645
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	USD	1,100	1,094,748
Clean Renewable Power Mauritius Pte Ltd. Reg S 4.25%, 03/25/27	USD	200	199,045
Cliffton Ltd. 144A 6.25%, 10/25/25	USD	1,500	1,436,032
Greenko Mauritius Ltd. Reg S 6.25%, 02/21/23	USD	200	205,509
IHS Netherlands Holdco BV 144A
7.12%, 03/18/25	USD	1,700	1,763,750
8.00%, 09/18/27	USD	2,875	3,090,625
IHS Netherlands Holdco BV Reg S 8.00%, 09/18/27	USD	200	215,000
India Green Power Holdings 144A 4.00%, 02/22/27	USD	1,350	1,351,026
India Green Power Holdings Reg S 4.00%, 02/22/27	USD	200	200,152
India Toll Roads 144A 5.50%, 08/19/24	USD	1,100	1,059,823
Liquid 5.50%, 09/04/26	USD	2,100	2,174,445
MTN Mauritius Investments Ltd. Reg S 4.75%, 11/11/24	USD	200	212,076
Network i2i Ltd. 144A 3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 06/03/26 (o)	USD	1,700	1,688,704
Network i2i Ltd. Reg S 5.65% (US Treasury Yield Curve Rate T 5 Year+4.27%), 01/15/25 (o)	USD	300	315,367
			15,419,783
Mexico: 6.3%
Alpha Holding SA de CV 144A 9.00%, 02/10/25	USD	850	99,875
Axtel SAB de CV 144A 6.38%, 11/14/24	USD	1,418	1,474,039
Braskem Idesa SAPI Reg S 7.45%, 11/15/29	USD	300	310,926
Cemex SAB de CV 144A
3.88%, 07/11/31	USD	5,500	5,705,233
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 06/08/26 (o)	USD	3,350	3,521,051
5.20%, 09/17/30	USD	3,110	3,412,354
5.45%, 11/19/29	USD	3,100	3,402,994
7.38%, 06/05/27	USD	3,055	3,461,468
Cemex SAB de CV Reg S
3.88%, 07/11/31 †	USD	350	363,060
5.20%, 09/17/30	USD	250	274,305
5.45%, 11/19/29	USD	200	219,548
7.38%, 06/05/27 †	USD	300	339,915
Credito Real SAB de CV SOFOM ER 144A
8.00%, 01/21/28 †	USD	1,100	948,728
9.50%, 02/07/26 †	USD	900	833,224
Cydsa SAB de CV 144A 6.25%, 10/04/27	USD	1,600	1,669,872
Grupo Axo SAPI de CV 144A 5.75%, 06/08/26 †	USD	1,050	1,060,642
Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	USD	1,500	1,578,352
Grupo Bimbo SAB de CV Reg S 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	USD	200	210,447
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	1,585	1,664,084
Metalsa SA de CV 144A 3.75%, 05/04/31	USD	950	936,852
Mexarrend SAPI de CV 144A 10.25%, 07/24/24	USD	950	912,428
Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25	USD	1,700	1,713,736
Petróleos Mexicanos
3.50%, 01/30/23	USD	800	815,480
4.25%, 01/15/25 †	USD	500	515,602
4.50%, 01/23/26 †	USD	950	963,728
4.62%, 09/21/23	USD	625	651,966
4.88%, 01/18/24 †	USD	700	734,944
5.35%, 02/12/28	USD	1,675	1,652,806
5.50%, 06/27/44	USD	525	431,959
5.62%, 01/23/46	USD	650	534,765
5.95%, 01/28/31	USD	2,500	2,460,625
6.35%, 02/12/48	USD	1,925	1,648,021
6.38%, 01/23/45	USD	1,050	905,153
6.49%, 01/23/27	USD	1,575	1,674,934
6.50%, 03/13/27	USD	3,625	3,843,406
6.50%, 01/23/29	USD	1,300	1,351,857
6.50%, 06/02/41	USD	1,050	952,418
6.62%, 06/15/35	USD	1,900	1,839,001
6.62%, 06/15/38	USD	350	324,326
6.75%, 09/21/47	USD	4,100	3,670,894
6.84%, 01/23/30	USD	3,000	3,133,350
6.88%, 08/04/26	USD	2,000	2,203,660
6.95%, 01/28/60	USD	2,525	2,269,217
7.69%, 01/23/50	USD	5,475	5,328,544
Petróleos Mexicanos 144A 6.88%, 10/16/25	USD	1,000	1,102,440
Petróleos Mexicanos Reg S 6.88%, 10/16/25	USD	100	110,244
Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	USD	700	660,656
Sixsigma Networks Mexico SA de CV Reg S 7.50%, 05/02/25	USD	200	188,759
Total Play Telecomunicaciones SA de CV 144A 7.50%, 11/12/25	USD	1,700	1,819,731
Total Play Telecomunicaciones SA de CV Reg S 7.50%, 11/12/25	USD	200	214,086
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	USD	1,250	1,207,375
7.25%, 09/27/23	USD	1,200	1,196,694
8.38%, 01/27/28	USD	1,500	1,410,900
9.88%, 01/28/29 †	USD	1,850	1,831,324
			81,761,998
Mongolia: 0.1%
Mongolian Mining Corp./ Energy Resources LLC 144A 9.25%, 04/15/24	USD	1,400	1,203,272
Morocco: 0.9%
OCP SA 144A
3.75%, 06/23/31	USD	2,550	2,591,496
4.50%, 10/22/25	USD	2,250	2,446,137
5.12%, 06/23/51	USD	2,500	2,556,455
5.62%, 04/25/24	USD	1,650	1,820,156
6.88%, 04/25/44	USD	1,900	2,343,874
OCP SA Reg S 4.50%, 10/22/25	USD	200	217,435
			11,975,553
Netherlands: 0.6%
Braskem Netherlands Finance BV Reg S
5.88%, 01/31/50	USD	200	224,375
8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	250	288,788
Greenko Dutch BV 144A 3.85%, 03/29/26	USD	3,200	3,231,312
Kazakhstan Temir Zholy Finance BV Reg S 6.95%, 07/10/42	USD	200	279,000
Metinvest BV Reg S 7.75%, 10/17/29	USD	200	220,988
MV24 Capital BV Reg S 6.75%, 06/01/34	USD	187	202,779
Petrobras Global Finance BV 5.50%, 06/10/51	USD	1,275	1,255,697
Tecpetrol SA 144A 4.88%, 12/12/22	USD	1,665	1,667,522
VEON Holdings BV Reg S
3.38%, 11/25/27	USD	200	202,069
4.00%, 04/09/25	USD	200	210,981
5.95%, 02/13/23	USD	200	213,547
7.25%, 04/26/23	USD	250	269,950
			8,267,008
Nigeria: 0.5%
EBN Finance Co. BV 144A 7.12%, 02/16/26	USD	1,100	1,099,065
Fidelity Bank Plc 144A 10.50%, 10/16/22	USD	1,400	1,506,071
First Bank of Nigeria Ltd. Via FBN Finance Co. BV 144A 8.62%, 10/27/25	USD	1,200	1,305,283
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	1,900	1,980,142
SEPLAT Energy Plc Reg S 7.75%, 04/01/26	USD	200	208,436
			6,098,997
Oman: 1.5%
Bank Muscat SAOG Reg S
4.75%, 03/17/26	USD	1,300	1,343,542
4.88%, 03/14/23	USD	1,950	2,024,059
Lamar Funding Ltd. 144A 3.96%, 05/07/25	USD	2,800	2,805,241
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	USD	550	551,030
Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	USD	1,750	1,860,696
National Bank of Oman SAOG Reg S 5.62%, 09/25/23	USD	1,650	1,739,034
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	USD	1,650	1,703,165
OQ SAOC 144A 5.12%, 05/06/28	USD	2,300	2,311,022
OQ SAOC Reg S 5.12%, 05/06/28	USD	200	200,958
Oztel Holdings SPC Ltd. 144A
5.62%, 10/24/23	USD	2,000	2,124,650
6.62%, 04/24/28 †	USD	2,750	3,036,228
Oztel Holdings SPC Ltd. Reg S 6.62%, 04/24/28	USD	200	220,817
			19,920,442
Panama: 1.0%
Aeropuerto Internacional de Tocumen SA 144A
5.62%, 05/18/36	USD	600	685,947
6.00%, 11/18/48	USD	2,614	3,056,541
Aeropuerto Internacional de Tocumen SA Reg S
5.62%, 05/18/36	USD	1,300	1,486,219
6.00%, 11/18/48	USD	296	346,023
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 05/07/31 (o) †	USD	1,400	1,453,921
Banistmo SA 144A
3.65%, 09/19/22	USD	1,400	1,420,384
4.25%, 07/31/27	USD	1,400	1,441,440
Cable Onda SA Reg S 4.50%, 01/30/30	USD	200	211,203
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/29	USD	1,450	1,538,791
Industrial Senior Trust 144A 5.50%, 11/01/22	USD	1,700	1,762,611
			13,403,080
Paraguay: 0.1%
Banco Continental SAECA 144A 2.75%, 12/10/25	USD	1,000	989,515
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	USD	800	833,620
			1,823,135
Peru: 1.4%
Auna SAA 144A 6.50%, 11/20/25	USD	1,000	1,029,930
Banco Internacional del Peru SAA Interbank 144A
4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/30	USD	950	933,346
6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	USD	1,000	1,054,590
Camposol SA 144A 6.00%, 02/03/27	USD	1,200	1,236,738
Cia de Minas Buenaventura SAA 144A 5.50%, 07/23/26	USD	2,200	2,120,294
Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A 6.38%, 06/01/28	USD	2,050	2,032,062
InRetail Consumer 144A 3.25%, 03/22/28	USD	1,700	1,666,706
InRetail Consumer Reg S 3.25%, 03/22/28	USD	200	196,083
InRetail Shopping Malls 144A 5.75%, 04/03/28	USD	1,175	1,205,785
Orazul Energy Egenor SCA Reg S 5.62%, 04/28/27	USD	200	203,126
Peru LNG Srl 144A 5.38%, 03/22/30	USD	2,400	1,853,556
Peru LNG Srl Reg S 5.38%, 03/22/30	USD	800	617,852
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA 144A 3.50%, 08/02/28	USD	1,000	981,620
SAN Miguel Industrias Pet SA 144A 4.50%, 09/18/22	USD	1,000	1,011,170
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	USD	1,500	1,452,705
			17,595,563
Philippines: 0.1%
Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 08/27/25 (o)	USD	1,000	1,058,795
Poland: 0.1%
CANPACK SA / Eastern PA Land Investment Holding LLC 144A 3.12%, 11/01/25	USD	1,500	1,530,075
Qatar: 0.2%
QNB Finansbank AS 144A 6.88%, 09/07/24 †	USD	2,200	2,403,830
Russia: 4.2%
Borets Finance DAC 144A 6.00%, 09/17/26	USD	1,100	1,158,080
Celtic Resources Holdings DAC 144A 4.12%, 10/09/24	USD	1,350	1,426,698
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	USD	1,000	1,039,050
Evraz Plc 144A
5.25%, 04/02/24	USD	2,225	2,396,325
5.38%, 03/20/23	USD	2,550	2,700,425
Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/26/25 (o)	USD	3,600	3,762,266
Gtlk Europe Capital DAC Reg S
4.65%, 03/10/27	USD	2,100	2,210,926
4.80%, 02/26/28	USD	1,750	1,842,181
4.95%, 02/18/26	USD	1,750	1,874,537
5.95%, 04/17/25	USD	1,700	1,877,762
GTLK Europe DAC Reg S 5.12%, 05/31/24	USD	1,600	1,709,616
Petropavlovsk 2016 Ltd. 144A 8.12%, 11/14/22	USD	1,050	1,100,425
PJSC Koks via IMH Capital DAC 144A 5.90%, 09/23/25	USD	1,200	1,287,338
Polyus Finance Plc 144A
4.70%, 01/29/24	USD	1,500	1,607,232
5.25%, 02/07/23	USD	2,300	2,438,000
Polyus Finance Plc Reg S 4.70%, 01/29/24	USD	200	214,298
Sberbank of Russia Via SB Capital SA 144A 5.12%, 10/29/22	USD	6,675	6,975,408
Sovcombank Via SovCom Capital DAC 144A 3.40%, 01/26/25	USD	1,000	1,006,920
VEON Holdings BV 144A
3.38%, 11/25/27	USD	3,900	3,940,346
4.00%, 04/09/25	USD	3,245	3,423,167
4.95%, 06/16/24	USD	1,750	1,889,186
5.95%, 02/13/23	USD	1,500	1,601,603
7.25%, 04/26/23	USD	2,075	2,240,585
VTB Bank OJSC Via VTB Capital SA 144A 6.95%, 10/17/22	USD	4,350	4,592,599
			54,314,973
Saudi Arabia: 0.5%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	USD	1,700	1,767,490
Dar Al-Arkan Sukuk Co. Ltd. Reg S
6.75%, 02/15/25	USD	1,950	2,028,449
6.88%, 03/21/23	USD	1,750	1,822,931
6.88%, 02/26/27	USD	1,400	1,415,659
			7,034,529
Singapore: 1.9%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	USD	2,000	2,024,470
GLP Pte Ltd. Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 05/17/26 (o)	USD	3,600	3,582,652
Greenko Investment Co. 144A 4.88%, 08/16/23	USD	1,600	1,618,924
Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	USD	1,400	1,438,561
Greenko Solar Mauritius Ltd. 144A
5.55%, 01/29/25	USD	1,500	1,533,791
5.95%, 07/29/26	USD	1,700	1,808,624
Indika Energy Capital III Pte Ltd. Reg S 5.88%, 11/09/24	USD	300	299,919
Inkia Energy Ltd. 144A 5.88%, 11/09/27	USD	2,066	2,114,758
Medco Platinum Road Pte Ltd. Reg S 6.75%, 01/30/25	USD	200	207,363
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	USD	1,800	1,911,276
Puma International Financing SA 144A
5.00%, 01/24/26	USD	2,300	2,308,510
5.12%, 10/06/24	USD	1,900	1,911,708
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	1,552	1,763,093
TML Holdings Pte Ltd. Reg S 4.35%, 06/09/26	USD	700	688,980
Yanlord Land HK Co. Ltd. Reg S
6.75%, 04/23/23	USD	600	619,459
6.80%, 02/27/24	USD	600	622,500
			24,454,588
South Africa: 3.2%
Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/28	USD	1,400	1,473,055
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28	USD	3,550	3,946,357
6.75%, 08/06/23	USD	3,500	3,655,820
7.12%, 02/11/25	USD	4,175	4,398,780
8.45%, 08/10/28	USD	1,800	2,031,732
Eskom Holdings SOC Ltd. Reg S
6.35%, 08/10/28	USD	200	222,330
6.75%, 08/06/23	USD	400	417,808
7.12%, 02/11/25	USD	200	210,720
FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/28	USD	1,650	1,740,539
Gold Fields Orogen Holdings BVI Ltd. 144A
5.12%, 05/15/24	USD	1,450	1,575,534
6.12%, 05/15/29	USD	1,600	1,900,000
Growthpoint Properties International Pty Ltd. 144A 5.87%, 05/02/23	USD	1,400	1,494,598
MTN Mauritius Investments Ltd. 144A
4.75%, 11/11/24	USD	2,400	2,544,917
6.50%, 10/13/26	USD	1,600	1,845,293
Sasol Financing International Ltd. 4.50%, 11/14/22	USD	3,300	3,383,325
Sasol Financing USA LLC
5.88%, 03/27/24	USD	5,000	5,303,300
6.50%, 09/27/28	USD	2,575	2,873,648
Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/29	USD	1,400	1,490,748
Stillwater Mining Co. 144A 7.12%, 06/27/25	USD	1,300	1,348,165
			41,856,669
South Korea: 0.3%
SK Innovation Co. Ltd. Reg S 4.12%, 07/13/23	USD	1,800	1,893,705
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	USD	1,650	1,716,000
Woori Bank Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	USD	200	208,000
			3,817,705
Spain: 1.0%
AES Andres BV 144A 5.70%, 05/04/28	USD	1,000	1,034,795
AI Candelaria Spain SLU 144A 5.75%, 06/15/33	USD	1,650	1,687,315
AI Candelaria Spain SLU Reg S
5.75%, 06/15/33	USD	300	306,784
7.50%, 12/15/28	USD	200	223,224
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	USD	1,350	1,411,128
Banco Bilbao Vizcaya Argentaria Colombia SA Reg S 4.88%, 04/21/25	USD	100	104,528
BBVA Bancomer SA 144A 6.75%, 09/30/22	USD	4,700	4,986,794
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30 †	USD	1,700	1,783,113
International Airport Finance SA 144A 12.00%, 03/15/33	USD	1,231	1,337,850
International Airport Finance SA Reg S 12.00%, 03/15/33	USD	200	216,832
			13,092,363
Switzerland: 0.2%
Consolidated Energy Finance SA 144A
6.50%, 05/15/26	USD	1,350	1,370,122
6.88%, 06/15/25	USD	1,450	1,476,955
			2,847,077
Tanzania: 0.3%
AngloGold Ashanti Holdings Plc
5.12%, 08/01/22	USD	2,350	2,441,180
6.50%, 04/15/40	USD	1,100	1,375,000
			3,816,180
Thailand: 0.6%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	USD	3,700	3,857,324
Bangkok Bank PCL Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	USD	400	416,688
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	USD	2,800	2,871,204
			7,145,216
Togo: 0.2%
Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	USD	1,600	1,723,120
Ecobank Transnational, Inc. Reg S 9.50%, 04/18/24	USD	200	215,390
			1,938,510
Trinidad and Tobago: 0.5%
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	USD	1,000	1,050,445
National Gas Co. of Trinidad & Tobago Ltd. Reg S 6.05%, 01/15/36	USD	500	525,222
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	USD	950	1,019,208
Trinidad Generation UnLtd Reg S 5.25%, 11/04/27	USD	200	205,717
Trinidad Generation UnLtd. 144A 5.25%, 11/04/27	USD	1,800	1,851,453
Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	USD	1,950	2,190,796
			6,842,841
Turkey: 6.7%
Akbank TAS 144A
5.00%, 10/24/22	USD	1,150	1,183,062
5.12%, 03/31/25 †	USD	1,750	1,769,775
6.80%, 02/06/26	USD	1,450	1,539,574
6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/28	USD	1,050	1,064,185
6.80% (USD Swap Semi 30/360 5 Year+6.01%), 06/22/31	USD	1,700	1,708,508
Akbank TAS Reg S
5.00%, 10/24/22	USD	500	514,375
6.80%, 02/06/26	USD	200	212,355
6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/28	USD	200	202,702
Anadolu Efes Biracilik Ve Malt Sanayii AS Reg S 3.38%, 11/01/22	USD	200	205,190
Arcelik AS 144A 5.00%, 04/03/23	USD	1,800	1,870,812
Coca-Cola Icecek AS 144A 4.21%, 09/19/24	USD	1,400	1,474,500
Coca-Cola Icecek AS Reg S 4.21%, 09/19/24	USD	200	210,643
Fibabanka AS Reg S 6.00%, 01/25/23	USD	950	968,098
7.75% (USD Swap Semi 30/360 5 Year+5.76%), 11/24/27	USD	1,000	1,014,000
KOC Holding AS 144A
5.25%, 03/15/23	USD	1,925	1,996,918
6.50%, 03/11/25	USD	2,300	2,495,799
KOC Holding AS Reg S
5.25%, 03/15/23	USD	500	518,680
6.50%, 03/11/25	USD	200	217,026
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	USD	1,200	1,263,304
Mersin Uluslararasi Liman Isletmeciligi AS Reg S 5.38%, 11/15/24	USD	200	212,364
ODEA BANK AS 7.63%, 08/01/27	USD	400	330,200
Pegasus Hava Tasimaciligi AS 144A 9.25%, 04/30/26	USD	1,200	1,271,615
Roenesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	USD	950	926,664
TC Ziraat Bankasi AS 144A
5.12%, 09/29/23	USD	1,350	1,388,651
5.38%, 03/02/26	USD	2,050	2,032,227
TC Ziraat Bankasi AS Reg S 5.12%, 09/29/23	USD	200	205,726
Turk Telekomunikasyon AS 144A
4.88%, 06/19/24	USD	1,700	1,782,263
6.88%, 02/28/25	USD	1,460	1,616,512
Turk Telekomunikasyon AS Reg S 6.88%, 02/28/25	USD	200	221,440
Turkcell Iletisim Hizmetleri AS 144A
5.75%, 10/15/25	USD	1,500	1,622,124
5.80%, 04/11/28	USD	1,600	1,724,160
Turkcell Iletisim Hizmetleri AS Reg S 5.75%, 10/15/25	USD	200	216,283
Turkiye Garanti Bankasi AS 144A
5.25%, 09/13/22	USD	2,425	2,505,437
5.88%, 03/16/23	USD	1,500	1,575,064
Turkiye Garanti Bankasi AS Reg S 5.88%, 03/16/23	USD	200	210,009
Turkiye Ihracat Kredi Bankasi AS 144A 5.38%, 10/24/23	USD	1,350	1,395,846
Turkiye Is Bankasi AS 144A
6.00%, 10/24/22	USD	3,150	3,241,744
6.12%, 04/25/24	USD	4,050	4,224,105
7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/28	USD	1,600	1,634,640
7.85%, 12/10/23	USD	1,055	1,133,812
Turkiye Is Bankasi AS Reg S
6.00%, 10/24/22	USD	200	205,825
6.12%, 04/25/24	USD	200	208,598
7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/28	USD	200	204,330
7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/30	USD	2,450	2,554,003
Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	USD	2,100	2,113,524
Turkiye Petrol Rafinerileri AS Reg S 4.50%, 10/18/24	USD	200	201,288
Turkiye Sinai Kalkinma Bankasi AS 144A
5.88%, 01/14/26	USD	1,000	1,010,750
6.00%, 01/23/25 †	USD	1,400	1,432,438
Turkiye Sinai Kalkinma Bankasi AS Reg S
5.50%, 01/16/23	USD	1,150	1,181,535
5.88%, 01/14/26	USD	200	202,150
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26 †	USD	2,250	2,512,687
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25 †	USD	2,400	2,401,236
5.75%, 01/30/23 †	USD	1,850	1,912,438
6.00%, 11/01/22	USD	2,300	2,361,748
6.50%, 01/08/26	USD	2,350	2,418,045
8.12%, 03/28/24	USD	1,850	2,020,737
Turkiye Vakiflar Bankasi TAO Reg S
5.75%, 01/30/23	USD	200	206,750
6.50%, 01/08/26	USD	200	205,791
8.12%, 03/28/24	USD	200	218,458
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	USD	1,900	2,060,723
Ulker Biskuvi Sanayi AS Reg S 6.95%, 10/30/25	USD	200	216,918
Yapi ve Kredi Bankasi AS 144A
5.50%, 12/06/22	USD	3,300	3,386,625
5.85%, 06/21/24	USD	1,650	1,704,268
6.10%, 03/16/23	USD	1,450	1,509,473
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31 †	USD	1,500	1,571,587
8.25%, 10/15/24	USD	1,625	1,783,438
Yapi ve Kredi Bankasi AS Reg S 6.10%, 03/16/23	USD	200	208,203
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	USD	200	209,545
Zorlu Yenilenebilir Enerji AS 144A 9.00%, 06/01/26	USD	950	943,526
			87,067,029
Ukraine: 1.3%
Kernel Holding SA 144A
6.50%, 10/17/24	USD	700	749,665
6.75%, 10/27/27 †	USD	1,050	1,130,062
Kernel Holding SA Reg S 6.50%, 10/17/24	USD	200	214,190
Metinvest BV 144A
7.65%, 10/01/27	USD	1,100	1,216,253
7.75%, 04/23/23	USD	1,075	1,149,889
7.75%, 10/17/29	USD	1,500	1,657,410
8.50%, 04/23/26	USD	1,850	2,101,493
Metinvest BV Reg S 8.50%, 04/23/26	USD	200	227,188
NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.62%, 11/08/26	USD	1,700	1,741,590
State Agency of Roads of Ukraine 144A 6.25%, 06/24/28	USD	2,400	2,383,008
Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	USD	2,800	2,933,000
VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	USD	1,400	1,452,948
			16,956,696
United Arab Emirates: 2.2%
Alpha Star Holding V Ltd. Reg S 6.62%, 04/18/23	USD	1,400	1,399,978
DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 01/22/25 (o)	USD	2,550	2,764,748
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/01/25 (o)	USD	5,000	5,469,735
Emaar Sukuk Ltd. Reg S
3.63%, 09/15/26	USD	2,600	2,696,130
3.88%, 09/17/29	USD	2,900	2,965,612
Emirates NBD Bank PJSC Reg S 6.12% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	USD	3,300	3,545,718
Emirates Reit Sukuk Ltd. Reg S 5.12%, 12/12/22	USD	1,100	852,500
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	USD	2,800	2,895,340
MAF Global Securities Ltd. Reg S
5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	USD	1,600	1,644,170
6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/20/25 (o)	USD	1,400	1,529,500
Shelf Drilling Holdings Ltd. 144A
8.25%, 02/15/25	USD	3,175	2,396,379
8.88%, 11/15/24	USD	1,000	1,028,710
			29,188,520
United Kingdom: 1.0%
Gazprom PJSC via Gaz Finance Plc Reg S 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/26/25 (o)	USD	1,000	1,045,074
NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.62%, 11/08/26	USD	200	204,893
Petra Diamonds US Treasury Plc 144A 10.50%, 03/08/26	USD	929	941,647
Polyus Finance Plc Reg S 5.25%, 02/07/23	USD	300	318,000
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	5,750	6,005,703
Tullow Oil Plc Reg S 10.25%, 05/15/26	USD	200	208,894
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	USD	3,700	3,492,189
Vedanta Resources Finance II Plc Reg S
8.95%, 03/11/25	USD	350	330,342
13.88%, 01/21/24	USD	200	210,969
Vedanta Resources Ltd. Reg S 6.12%, 08/09/24	USD	300	240,390
7.12%, 05/31/23	USD	200	182,378
			13,180,479
United States: 3.5%
AES Andes SA 144A
6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	USD	1,375	1,455,046
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	USD	1,650	1,745,279
AES Argentina Generacion SA 144A 7.75%, 02/02/24	USD	1,000	858,965
AES El Salvador Trust II 144A 6.75%, 03/28/23	USD	1,050	1,009,375
Azul Investments LLP 144A 7.25%, 06/15/26 †	USD	1,000	938,465
Azul Investments LLP Reg S 5.88%, 10/26/24	USD	200	188,491
BBVA Bancomer SA Reg S 6.75%, 09/30/22	USD	300	318,306
Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	USD	1,193	1,187,402
Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	USD	1,750	987,996
Energuate Trust 144A 5.88%, 05/03/27	USD	1,000	1,046,685
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	2,400	2,399,880
JBS USA Food Co. 144A
5.75%, 01/15/28	USD	900	949,950
7.00%, 01/15/26	USD	1,350	1,432,033
Kosmos Energy Ltd. 144A 7.50%, 03/01/28 †	USD	1,500	1,454,535
Kosmos Energy Ltd. Reg S 7.12%, 04/04/26	USD	200	195,683
MGM China Holdings Ltd. 144A
5.25%, 06/18/25	USD	600	617,037
5.38%, 05/15/24	USD	800	815,516
5.88%, 05/15/26	USD	1,100	1,142,735
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	2,050	2,035,773
Mong Duong Finance Holdings BV Reg S 5.12%, 05/07/29	USD	200	198,612
NBM US Holdings, Inc. Reg S 6.62%, 08/06/29	USD	100	112,047
Sasol Financing USA LLC
4.38%, 09/18/26 †	USD	2,175	2,233,823
5.50%, 03/18/31	USD	2,825	2,949,300
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	USD	2,000	2,005,000
VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 10.50%, 06/01/24	USD	2,175	2,366,955
Wynn Macau Ltd. 144A
4.88%, 10/01/24 †	USD	1,925	1,940,679
5.12%, 12/15/29	USD	3,300	3,337,702
5.50%, 01/15/26	USD	3,300	3,419,823
5.50%, 10/01/27	USD	2,250	2,316,353
5.62%, 08/26/28	USD	4,450	4,567,480
			46,226,926
Uruguay: 0.0%
Arcos Dorados Holdings, Inc. Reg S 5.88%, 04/04/27	USD	150	157,864
Uzbekistan: 0.3%
Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	USD	1,000	1,044,870
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	900	907,256
Uzauto Motors AJ Reg S 4.85%, 05/04/26	USD	200	201,216
Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	USD	1,050	1,116,413
			3,269,755
Zambia: 1.6%
First Quantum Minerals Ltd. 144A
6.50%, 03/01/24	USD	2,500	2,552,437
6.88%, 03/01/26	USD	3,300	3,454,440
6.88%, 10/15/27	USD	4,950	5,371,072
7.25%, 04/01/23	USD	5,000	5,100,000
7.50%, 04/01/25	USD	4,225	4,385,909
			20,863,858
Total Corporate Bonds (Cost: $1,253,749,088)			1,249,355,760
GOVERNMENT OBLIGATIONS: 2.0%
Argentina: 0.6%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	USD	2,700	2,405,795
Ciudad Autonoma De Buenos Aires Reg S 7.50%, 06/01/27	USD	200	178,207
Provincia de Cordoba 144A
3.00%, 02/01/29	USD	1,457	932,448
5.00%, 06/01/27 (s)	USD	1,632	1,126,235
Provincia de Cordoba Reg S 3.00%, 02/01/29 (s)	USD	152	97,331
Provincia de Mendoza Argentina 144A 2.75%, 03/19/29 (s)	USD	1,825	1,243,281
Provincia de Neuquen Argentina 144A 2.50%, 04/27/30 (s)	USD	1,200	759,012
Provincia de Neuquen Argentina Reg S 2.50%, 04/27/30 (s)	USD	75	47,438
Provincia del Chubut Argentina 144A 7.24%, 07/26/30 (s)	USD	1,604	1,286,942
Provincia del Chubut Argentina Reg S 7.24%, 07/26/30 (s)	USD	141	113,554
			8,190,243
Belarus: 0.1%
Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	USD	1,600	1,496,000
Development Bank of the Republic of Belarus JSC Reg S 6.75%, 05/02/24	USD	200	187,000
			1,683,000
Brazil: 0.1%
Banco Nacional de Desenvolvimento Economico e Social 144A 5.75%, 09/26/23	USD	1,300	1,439,204
Banco Nacional de Desenvolvimento Economico e Social Reg S 5.75%, 09/26/23	USD	250	276,770
			1,715,974
Mongolia: 0.2%
Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	USD	1,500	1,606,825
Development Bank of Mongolia LLC Reg S 7.25%, 10/23/23	USD	200	214,243
			1,821,068
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	USD	1,600	1,588,000
Turkey: 0.8%
Istanbul Metropolitan Municipality 144A 6.38%, 12/09/25	USD	1,800	1,793,529
Istanbul Metropolitan Municipality Reg S 6.38%, 12/09/25	USD	200	199,281
Turkiye Ihracat Kredi Bankasi AS 144A
4.25%, 09/18/22	USD	1,500	1,526,115
5.75%, 07/06/26	USD	2,400	2,403,000
6.12%, 05/03/24	USD	1,550	1,616,158
8.25%, 01/24/24	USD	1,665	1,816,765
Turkiye Ihracat Kredi Bankasi AS Reg S
4.25%, 09/18/22	USD	200	203,482
5.38%, 10/24/23	USD	300	310,188
			9,868,518
Uzbekistan: 0.1%
National Bank of Uzbekistan Reg S 4.85%, 10/21/25	USD	1,000	1,043,750
Total Government Obligations (Cost: $25,885,047)			25,910,553
Total Investments Before Collateral for Securities Loaned: 97.8% (Cost: $1,279,634,135)			1,275,266,313

		Number
		of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1% (Cost: $27,732,873)
Money Market Fund: 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio		27,732,873	27,732,873
Total Investments: 99.9% (Cost: $1,307,367,008)			1,302,999,186
Other assets less liabilities: 0.1%			1,374,405
NET ASSETS: 100.0%			$1,304,373,591

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $34,369,103.
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(o)	Perpetual Maturity — the date shown is the next call date
(d)	Security in default
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $805,176,950, or 61.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Academic & Educational Services	0.0%	$394,000
Basic Materials	11.6	148,387,932
Consumer Cyclicals	3.4	42,674,904
Consumer Non-Cyclicals	3.9	49,620,928
Energy	15.6	198,547,019
Financials	38.1	485,933,462
Government Activity	0.8	10,183,053
Healthcare	3.4	42,905,874
Industrials	8.3	105,997,146
Real Estate	4.9	62,046,079
Technology	3.7	47,732,096
Utilities	6.3	80,843,820
	100.0%	$1,275,266,313

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)	Value
CORPORATE BONDS: 98.7%
Australia: 1.2%
Buckeye Partners LP
3.95%, 12/01/26	$14,332	$14,539,097
4.12%, 12/01/27	9,567	9,791,107
4.15%, 07/01/23	11,957	12,390,441
4.35%, 10/15/24 †	7,170	7,532,981
5.60%, 10/15/44	7,198	7,135,054
5.85%, 11/15/43	9,589	9,688,774
		61,077,454
Brazil: 0.2%
Avon Products, Inc. 6.50%, 03/15/23	11,131	11,868,429
Canada: 1.3%
Bombardier, Inc. 144A 7.45%, 05/01/34 †	12,636	14,376,356
Methanex Corp.
4.25%, 12/01/24 †	7,177	7,632,058
5.25%, 12/15/29	16,733	18,528,451
5.65%, 12/01/44 †	7,188	7,691,160
TransAlta Corp.
4.50%, 11/15/22	9,578	9,873,194
6.50%, 03/15/40	7,179	8,273,797
		66,375,016
Cayman Islands: 0.2%
North Queensland Export Terminal Pty Ltd. 144A 4.45%, 12/15/22	12,504	11,965,133
China: 0.2%
Ingram Micro, Inc. 5.45%, 12/15/24	8,504	9,720,137
Finland: 0.3%
Nokia Oyj 6.62%, 05/15/39	12,356	16,970,163
France: 1.7%
Electricite de France SA 144A
5.25% (USD Swap Semi 30/360 10 Year+3.71%), 01/29/23 (o)	50,101	52,706,252
5.62% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	35,840	38,599,680
		91,305,932
Germany: 2.1%
Deutsche Bank AG
4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	32,491	33,654,426
4.50%, 04/01/25	35,802	38,639,122
Dresdner Funding Trust I 144A 8.15%, 06/30/31	23,948	34,626,485
		106,920,033
Italy: 3.3%
Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	47,744	51,822,201
Telecom Italia Capital SA
6.00%, 09/30/34	23,893	27,467,393
6.38%, 11/15/33	23,881	28,274,149
7.20%, 07/18/36	23,897	30,623,527
7.72%, 06/04/38	23,925	32,172,665
		170,359,935
Luxembourg: 1.4%
ArcelorMittal SA
3.60%, 07/16/24	6,945	7,434,910
4.25%, 07/16/29	11,951	13,510,294
4.55%, 03/11/26	9,602	10,825,347
7.00%, 03/01/41	10,398	14,940,039
7.25%, 10/15/39	16,401	23,986,801
		70,697,391
United Kingdom: 2.8%
Lloyds Banking Group Plc 144A
6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	9,049	12,544,176
6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	10,451	14,851,394
Marks & Spencer Plc 144A 7.12%, 12/01/37 †	7,164	8,608,721
Rolls-Royce Plc 144A 3.62%, 10/14/25 †	24,448	24,665,098
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o) †	17,950	24,726,125
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	48,209	59,931,191
		145,326,705
United States: 84.0%
ADT Security Corp. 4.12%, 06/15/23	16,696	17,661,196
Allegheny Technologies, Inc. 7.88%, 08/15/23	11,994	13,153,460
Apache Corp.
4.25%, 01/15/30 †	13,855	14,492,261
4.25%, 01/15/44	13,080	12,849,792
4.38%, 10/15/28	23,709	25,160,702
4.75%, 04/15/43 †	26,910	27,723,624
5.10%, 09/01/40	31,849	34,203,597
5.25%, 02/01/42	9,538	10,293,410
5.35%, 07/01/49	9,269	9,793,162
6.00%, 01/15/37	10,620	12,252,825
Bed Bath & Beyond, Inc.
3.75%, 08/01/24 †	6,948	7,181,904
5.17%, 08/01/44 †	16,294	15,511,888
Carnival Corp. 144A 11.50%, 04/01/23	47,717	53,860,564
Carpenter Technology Corp. 4.45%, 03/01/23	7,684	8,029,042
CDK Global, Inc. 5.00%, 10/15/24	12,458	13,778,610
CF Industries, Inc.
3.45%, 06/01/23	17,937	18,618,247
4.95%, 06/01/43	17,935	22,117,263
5.15%, 03/15/34	17,956	22,321,373
5.38%, 03/15/44	17,962	23,124,907
Cleveland-Cliffs, Inc. 6.25%, 10/01/40	6,245	6,775,794
Continental Resources, Inc./OK
3.80%, 06/01/24	21,782	22,867,506
4.90%, 06/01/44	16,784	19,390,555
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	8,815	10,872,597
DCP Midstream Operating LP
3.88%, 03/15/23	11,950	12,297,446
5.60%, 04/01/44	9,630	11,074,500
8.12%, 08/16/30	7,204	9,624,976
DCP Midstream Operating LP 144A
6.45%, 11/03/36	7,217	8,702,114
6.75%, 09/15/37	10,826	13,397,175
Dell, Inc.
5.40%, 09/10/40 †	6,333	7,542,223
6.50%, 04/15/38	9,296	12,282,340
7.10%, 04/15/28	7,177	9,255,208
Delta Air Lines, Inc.
2.90%, 10/28/24	21,478	21,786,949
3.75%, 10/28/29	14,333	14,241,012
3.80%, 04/19/23	11,926	12,312,611
4.38%, 04/19/28	11,936	12,531,415
Diversified Healthcare Trust
4.75%, 05/01/24	6,115	6,334,712
4.75%, 02/15/28	12,091	12,237,906
DPL, Inc. 4.35%, 04/15/29	10,050	11,035,654
Embarq Corp. 8.00%, 06/01/36	34,361	38,538,439
EMC Corp. 3.38%, 06/01/23	23,882	24,734,110
EnLink Midstream Partners LP
4.15%, 06/01/25	17,202	17,786,438
4.40%, 04/01/24	12,453	13,105,413
5.05%, 04/01/45	10,760	9,982,805
5.60%, 04/01/44	8,363	8,196,576
EPR Properties
3.75%, 08/15/29	11,964	12,157,123
4.50%, 04/01/25	7,186	7,662,138
4.50%, 06/01/27	10,750	11,455,733
4.75%, 12/15/26	10,759	11,620,834
4.95%, 04/15/28	9,558	10,350,027
5.25%, 07/15/23	6,577	6,949,627
EQM Midstream Partners LP
4.00%, 08/01/24	11,963	12,265,664
4.12%, 12/01/26	11,947	12,103,565
4.75%, 07/15/23	14,355	14,990,568
5.50%, 07/15/28	20,323	22,028,709
6.50%, 07/15/48	13,160	14,494,990
EQT Corp.
3.00%, 10/01/22 †	13,589	13,798,746
3.90%, 10/01/27	29,857	32,433,211
6.62%, 02/01/25	23,896	27,646,716
7.50%, 02/01/30	17,915	23,557,240
FirstEnergy Corp.
1.60%, 01/15/26	7,194	7,160,607
2.05%, 03/01/25	7,181	7,314,049
2.25%, 09/01/30	10,761	10,626,568
2.65%, 03/01/30	14,346	14,637,492
3.40%, 03/01/50	20,319	20,512,286
4.65%, 07/15/27	35,850	39,987,016
4.75%, 03/15/23	20,330	21,404,462
5.60%, 07/15/47	23,893	30,083,842
7.38%, 11/15/31	35,829	50,125,143
FirstEnergy Transmission LLC 144A 4.55%, 04/01/49	11,954	14,458,280
Fluor Corp.
3.50%, 12/15/24 †	11,812	12,373,070
4.25%, 09/15/28 †	14,468	14,947,253
Ford Holdings LLC 9.30%, 03/01/30	4,964	6,825,500
Ford Motor Co.
4.35%, 12/08/26	25,168	27,228,630
4.75%, 01/15/43	33,556	36,881,903
5.29%, 12/08/46	21,834	25,045,454
6.38%, 02/01/29	4,336	5,045,630
6.62%, 10/01/28	10,703	12,865,006
7.40%, 11/01/46 †	6,641	8,861,717
7.45%, 07/16/31	30,092	39,888,601
Ford Motor Credit Co. LLC
2.98%, 08/03/22	14,677	14,897,595
3.09%, 01/09/23	25,185	25,692,604
3.10%, 05/04/23	16,801	17,160,289
3.35%, 11/01/22	20,989	21,514,774
3.55%, 10/07/22	10,078	10,316,093
3.66%, 09/08/24	12,612	13,196,188
3.81%, 01/09/24	12,616	13,183,875
3.81%, 11/02/27	12,523	13,180,457
4.06%, 11/01/24	25,176	26,744,465
4.13%, 08/04/25	23,508	25,179,419
4.14%, 02/15/23	15,111	15,678,418
4.25%, 09/20/22	16,801	17,303,686
4.27%, 01/09/27	15,104	16,307,789
4.38%, 08/06/23	16,800	17,648,400
4.39%, 01/08/26	20,154	21,892,283
4.54%, 08/01/26	12,589	13,691,922
4.69%, 06/09/25	10,085	10,967,438
5.11%, 05/03/29	24,957	28,292,378
5.58%, 03/18/24	25,176	27,468,275
Freeport-McMoRan, Inc.
3.88%, 03/15/23	23,803	24,702,158
4.55%, 11/14/24	17,464	19,035,498
5.40%, 11/14/34	17,924	22,811,875
5.45%, 03/15/43	44,591	57,380,591
Frontier Florida LLC 6.86%, 02/01/28	7,700	8,448,979
Genworth Holdings, Inc.
4.80%, 02/15/24	9,168	9,145,584
4.90%, 08/15/23	9,056	9,112,962
6.50%, 06/15/34 †	7,162	7,410,414
Global Marine, Inc. 7.00%, 06/01/28	6,224	4,241,220
Goldman Sachs Capital I 6.34%, 02/15/34	28,305	40,318,740
HB Fuller Co. 4.00%, 02/15/27	7,685	7,964,503
HCA, Inc. 7.69%, 06/15/25	7,439	9,068,922
Hexcel Corp.
4.20%, 02/15/27	9,660	10,485,936
4.95%, 08/15/25	7,269	8,049,235
Hillenbrand, Inc. 5.00%, 09/15/26	9,474	10,564,931
Howmet Aerospace, Inc.
5.90%, 02/01/27	14,931	17,697,714
5.95%, 02/01/37	14,955	18,987,167
6.75%, 01/15/28	7,177	8,854,014
Kraft Heinz Foods Co.
3.00%, 06/01/26	44,793	47,706,418
3.75%, 04/01/30	17,710	19,616,001
4.38%, 06/01/46	71,293	82,296,269
4.62%, 01/30/29	17,952	20,837,424
4.62%, 10/01/39	9,511	11,311,746
4.88%, 10/01/49	35,820	44,759,714
5.00%, 07/15/35	19,256	23,872,577
5.00%, 06/04/42	39,613	49,717,915
5.20%, 07/15/45	45,257	57,484,348
6.50%, 02/09/40	17,550	25,147,531
6.75%, 03/15/32	8,890	12,197,902
6.88%, 01/26/39	20,049	29,522,078
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	20,939	31,306,883
L Brands, Inc. 6.95%, 03/01/33	8,345	10,213,445
Lumen Technologies, Inc.
6.88%, 01/15/28	10,175	11,558,902
7.60%, 09/15/39	12,407	14,157,255
Macy’s Retail Holdings LLC
2.88%, 02/15/23	12,035	12,154,387
3.62%, 06/01/24 †	8,347	8,586,809
4.30%, 02/15/43	5,976	4,931,007
4.50%, 12/15/34 †	8,769	8,152,013
5.12%, 01/15/42	5,976	5,468,638
Magellan Health, Inc. 4.90%, 09/22/24	9,109	10,155,988
Mattel, Inc.
3.15%, 03/15/23 †	5,990	6,132,742
5.45%, 11/01/41	7,197	8,505,307
6.20%, 10/01/40	5,993	7,602,930
Michael Kors USA, Inc. 144A 4.50%, 11/01/24	10,819	11,523,696
Murphy Oil Corp.
6.38%, 12/01/42	8,345	8,367,323
7.05%, 05/01/29	5,977	6,666,118
Navient Corp. 5.62%, 08/01/33	14,467	14,070,677
Newell Brands, Inc.
4.35%, 04/01/23	25,992	27,233,118
4.70%, 04/01/26	47,410	52,862,150
5.88%, 04/01/36	10,051	12,797,134
6.00%, 04/01/46	15,938	20,740,677
Occidental Petroleum Corp.
0.00%, 10/10/36 ^	53,115	27,938,756
2.70%, 08/15/22	50	50,615
2.70%, 02/15/23	10,414	10,538,083
2.90%, 08/15/24	51,436	51,878,864
3.00%, 02/15/27	15,501	15,423,495
3.20%, 08/15/26	19,210	19,092,819
3.40%, 04/15/26	23,176	23,438,468
3.50%, 06/15/25	14,385	14,672,700
3.50%, 08/15/29	30,975	30,977,633
4.10%, 02/15/47	17,455	16,543,849
4.20%, 03/15/48	23,259	22,302,008
4.30%, 08/15/39	17,467	17,341,238
4.40%, 04/15/46	27,931	27,474,607
4.40%, 08/15/49	17,452	16,959,592
4.50%, 07/15/44	14,530	14,351,281
4.62%, 06/15/45	17,463	17,576,510
5.55%, 03/15/26	22,186	24,321,513
6.20%, 03/15/40	17,172	19,943,303
6.45%, 09/15/36	40,326	48,748,085
6.60%, 03/15/46	25,563	31,484,158
6.95%, 07/01/24	11,954	13,359,372
7.50%, 05/01/31	18,345	23,363,458
7.88%, 09/15/31	10,449	13,609,718
7.95%, 06/15/39	7,503	9,785,563
Oceaneering International, Inc.
4.65%, 11/15/24	11,938	11,893,233
6.00%, 02/01/28	7,153	7,209,354
Ovintiv, Inc.
6.50%, 08/15/34	17,947	23,993,145
6.50%, 02/01/38	11,664	15,902,167
6.62%, 08/15/37	11,068	15,092,214
7.20%, 11/01/31	8,382	11,215,999
7.38%, 11/01/31	11,962	16,198,021
8.12%, 09/15/30	7,180	9,896,992
Pactiv LLC 7.95%, 12/15/25	6,709	7,556,011
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 †	12,314	12,401,723
5.15%, 11/15/29 †	8,472	8,776,349
Pitney Bowes, Inc. 4.62%, 03/15/24	6,744	7,089,630
ProAssurance Corp. 5.30%, 11/15/23	6,470	6,957,499
Qwest Corp. 7.25%, 09/15/25	5,965	7,068,525
Rockies Express Pipeline LLC 144A
3.60%, 05/15/25	9,575	9,793,789
4.80%, 05/15/30	8,367	8,543,167
4.95%, 07/15/29	13,170	13,591,769
6.88%, 04/15/40	11,959	12,637,434
7.50%, 07/15/38	5,994	6,684,029
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 †	11,966	11,315,684
7.50%, 10/15/27 †	7,164	8,211,878
Royal Caribbean Cruises Ltd. 144A
10.88%, 06/01/23	23,878	27,179,372
11.50%, 06/01/25	55,419	63,524,029
Safeway, Inc. 7.25%, 02/01/31 †	6,705	7,946,028
Seagate HDD Cayman
4.75%, 01/01/25	11,452	12,654,460
4.88%, 03/01/24	11,943	12,986,639
4.88%, 06/01/27	12,088	13,508,340
5.75%, 12/01/34	11,719	13,902,250
Seagate HDD Cayman 144A
4.09%, 06/01/29	11,960	12,578,810
4.12%, 01/15/31	11,959	12,527,053
Sealed Air Corp. 144A 6.88%, 07/15/33	11,203	14,398,824
Service Properties Trust
3.95%, 01/15/28	9,586	8,998,858
4.35%, 10/01/24	19,724	19,889,386
4.38%, 02/15/30	9,572	8,973,606
4.50%, 06/15/23	1,899	1,944,101
4.50%, 03/15/25	8,378	8,362,752
4.65%, 03/15/24	18,319	18,698,386
4.75%, 10/01/26	10,759	10,589,277
4.95%, 02/15/27	9,570	9,414,535
4.95%, 10/01/29 †	10,154	9,865,119
5.00%, 08/15/22	11,510	11,697,843
5.25%, 02/15/26	8,366	8,455,265
Southeast Supply Header LLC 144A 4.25%, 06/15/24	10,059	9,966,608
Southwestern Energy Co. 6.45%, 01/23/25	20,901	22,911,885
Spirit AeroSystems, Inc.
3.85%, 06/15/26	7,183	7,627,017
3.95%, 06/15/23 †	7,180	7,310,317
4.60%, 06/15/28	16,738	16,230,839
Sprint Capital Corp.
6.88%, 11/15/28	59,102	76,321,959
8.75%, 03/15/32	47,708	73,595,544
Tenet Healthcare Corp. 6.88%, 11/15/31	9,130	10,479,825
Topaz Solar Farms LLC 144A 5.75%, 09/30/39	15,494	18,096,633
Transocean, Inc.
6.80%, 03/15/38	14,482	7,912,820
7.50%, 04/15/31	9,388	5,881,066
Travel + Leisure Co.
3.90%, 03/01/23	9,576	9,750,618
5.65%, 04/01/24	7,172	7,691,970
6.00%, 04/01/27	9,555	10,373,051
6.60%, 10/01/25	8,376	9,410,604
Trinity Industries, Inc. 4.55%, 10/01/24	10,080	10,744,524
Under Armour, Inc. 3.25%, 06/15/26	14,541	15,110,644
United States Cellular Corp. 6.70%, 12/15/33	13,256	16,498,418
United States Steel Corp. 6.65%, 06/01/37 †	8,604	9,335,082
Western Midstream Operating LP
3.95%, 06/01/25	11,955	12,343,538
4.35%, 02/01/25	23,900	25,067,276
4.50%, 03/01/28 †	9,576	10,316,656
4.65%, 07/01/26	11,966	12,841,911
4.75%, 08/15/28	9,576	10,413,517
5.30%, 02/01/30	28,683	32,241,126
5.30%, 03/01/48	16,741	18,499,391
5.45%, 04/01/44	14,358	16,172,851
5.50%, 08/15/48	8,391	9,386,928
6.50%, 02/01/50	23,914	28,184,562
Xerox Corp. 3.80%, 05/15/24 †	7,189	7,535,402
4.38%, 03/15/23	23,903	25,041,022
4.80%, 03/01/35	6,000	6,148,800
6.75%, 12/15/39	8,384	9,475,555
XPO CNW, Inc. 6.70%, 05/01/34	7,590	9,133,351
Yum! Brands, Inc.
3.88%, 11/01/23	7,795	8,265,896
5.35%, 11/01/43	6,611	7,222,220
6.88%, 11/15/37	7,801	10,055,489
		4,365,969,762
Total Corporate Bonds (Cost: $4,784,596,621)		5,128,556,090

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $61,228,919)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	61,228,919	61,228,919
Total Investments: 99.9% (Cost: $4,845,825,540)		5,189,785,009
Other assets less liabilities: 0.1%		5,172,545
NET ASSETS: 100.0%		$5,194,957,554

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $82,716,113.
(o)	Perpetual Maturity — the date shown is the next call date
^	Zero Coupon Bond
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $632,261,850, or 12.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	7.4%	$379,592,826
Communications	0.2	8,448,979
Consumer Cyclicals	18.9	971,613,678
Consumer Non-Cyclicals	9.3	475,591,264
Energy	28.5	1,464,011,608
Financials	5.9	304,948,330
Healthcare	0.6	29,704,735
Industrials	6.0	307,657,731
Real Estate	3.8	195,657,229
Technology	12.8	654,531,388
Utilities	6.6	336,798,322
	100.0%	$5,128,556,090

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)	Value
CORPORATE BONDS: 79.4%
Australia: 0.4%
National Australia Bank Ltd. 3.62%, 06/20/23	$375	$398,818
Bermuda: 0.4%
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29 †	350	382,532
Brazil: 2.4%
Banco BTG Pactual SA 144A 2.75%, 01/11/26	250	243,590
Fibria Overseas Finance Ltd. 5.50%, 01/17/27	375	433,866
FS Luxembourg Sarl 144A 10.00%, 12/15/25	300	335,638
Klabin Austria GmbH 144A 7.00%, 04/03/49	150	191,073
Klabin Finance SA 144A 4.88%, 09/19/27	465	518,768
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	250	267,450
Suzano Austria GmbH 144A 5.75%, 07/14/26	250	291,848
		2,282,233
British Virgin Islands: 0.2%
Beijing Capital Polaris Investment Co. Ltd. Reg S 2.80%, 03/18/23	200	200,749
Canada: 1.4%
Alimentation Couche-Tard, Inc. 144A 3.62%, 05/13/51	150	162,731
Bank of Nova Scotia 2.38%, 01/18/23	225	231,959
Brookfield Finance, Inc. 2.72%, 04/15/31	250	263,042
Canadian Imperial Bank of Commerce 0.95%, 10/23/25	250	250,764
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	300	296,229
Tucson Electric Power Co. 1.50%, 08/01/30	150	145,647
		1,350,372
Cayman Islands: 0.4%
Saudi Electricity Global Sukuk Co. 5 Reg S 1.74%, 09/17/25	400	405,505
Chile: 0.3%
Inversiones CMPC SA 144A 4.38%, 04/04/27	250	278,939
China: 9.3%
Bank of China Ltd. Reg S
0.95%, 09/21/23	450	452,982
0.96% (ICE LIBOR USD 3 Month+0.83%), 06/07/23	200	201,048
1.00% (United States Secured Overnight Financing Rate+0.95%), 10/17/22	200	200,976
1.03% (ICE LIBOR USD 3 Month+0.88%), 11/22/22	300	302,002
Capital Environment Holdings Ltd. Reg S 5.62%, 09/11/21	200	200,587
Central China Real Estate Ltd. Reg S 7.50%, 07/14/25	200	155,007
China Construction Bank Corp. Reg S
0.80% (ICE LIBOR USD 3 Month+0.66%), 10/22/22	400	401,448
1.00%, 08/04/23	200	201,306
1.25%, 08/04/25	400	402,481
China Everbright Bank Co. Ltd. Reg S 0.98% (ICE LIBOR USD 3 Month+0.85%), 09/19/21	200	200,040
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400	398,632
CIFI Holdings Group Co. Ltd. Reg S 5.95%, 10/20/25	400	407,019
ICBCIL Finance Co. Ltd. Reg S 1.21% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	400	398,579
Industrial & Commercial Bank of China Ltd. Reg S
0.79% (ICE LIBOR USD 3 Month+0.67%), 09/16/22	200	200,446
0.85% (ICE LIBOR USD 3 Month+0.72%), 04/25/22	275	275,652
0.90% (ICE LIBOR USD 3 Month+0.78%), 09/16/24	800	807,036
0.95% (ICE LIBOR USD 3 Month+0.83%), 06/14/23	400	403,398
0.96% (ICE LIBOR USD 3 Month+0.83%), 04/25/24	200	201,700
2.25%, 09/16/22	200	203,575
2.88%, 10/12/22	300	307,785
Industrial Bank Co. Ltd. Reg S 1.01% (ICE LIBOR USD 3 Month+0.85%), 11/20/21	200	200,103
Industrial Bank Co. Ltd./Hong Kong Reg S 1.12%, 11/06/23	400	401,433
Jiangxi Provincial Water Conservancy Investment Group China Ltd. Reg S 3.40%, 12/05/22	200	203,998
KWG Group Holdings Ltd. Reg S 6.00%, 08/14/26	200	186,013
Modern Land China Co. Ltd. Reg S 9.80%, 04/11/23	200	175,066
Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	200	211,789
Shanghai Pudong Development Bank Co. Ltd. Reg S 0.83% (ICE LIBOR USD 3 Month+0.70%), 10/29/22	200	199,976
Shuifa International Holdings BVI Co. Ltd. Reg S 4.00%, 03/24/24	200	194,997
Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	200	206,885
Yuzhou Group Holdings Co. Ltd. Reg S
6.35%, 01/13/27	200	132,763
7.85%, 08/12/26	200	138,016
Zhenro Properties Group Ltd. Reg S
6.63%, 01/07/26	200	169,512
7.35%, 02/05/25	200	177,510
		8,919,760
Colombia: 0.4%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	300	337,801
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	99	102,085
France: 0.7%
Electricite de France SA 144A 3.62%, 10/13/25	600	662,926
Georgia: 0.3%
Georgia Global Utilities JSC 144A 7.75%, 07/30/25	100	106,964
Georgian Railway JSC 144A 4.00%, 06/17/28	200	202,614
		309,578
Germany: 3.4%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	950	910,928
1.75%, 09/14/29	1,650	1,730,879
2.00%, 09/29/22	300	306,674
Landesbank Baden-Wuerttemberg Reg S 2.38%, 05/31/22	350	356,311
		3,304,792
Hong Kong: 2.2%
Franshion Brilliant Ltd. Reg S 4.00%, 06/21/24	200	208,899
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	200	210,467
Modern Land China Co. Ltd. Reg S
11.50%, 11/13/22	300	270,236
12.85%, 10/25/21	200	196,000
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	400	427,465
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	400	395,450
Yango Justice International Ltd. Reg S 7.50%, 02/17/25	200	172,998
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200	200,002
		2,081,517
India: 2.8%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd / Parampujya Solar Energ 144A 6.25%, 12/10/24	50	54,562
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd / Parampujya Solar Energ Reg S 6.25%, 12/10/24	200	218,246
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash 144A 4.62%, 10/15/39	189	191,032
India Green Energy Holdings 144A 5.38%, 04/29/24 †	150	155,457
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200	217,414
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	250	248,456
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200	208,827
REC Ltd. Reg S 3.88%, 07/07/27	200	211,432
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	200	210,005
ReNew Power Synthetic 144A 6.67%, 03/12/24	500	523,464
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	200	202,117
State Bank of India/ London Reg S 4.50%, 09/28/23	200	214,066
		2,655,078
Indonesia: 0.6%
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	550	604,247
Japan: 1.4%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200	198,248
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	250	261,237
Sumitomo Mitsui Financial Group, Inc. 0.51%, 01/12/24	250	249,907
Sumitomo Mitsui Trust Bank Ltd. 144A 1.55%, 03/25/26	225	229,405
Toyota Motor Credit Corp. 2.15%, 02/13/30	400	417,648
		1,356,445
Luxembourg: 1.0%
Bank of China Ltd. Reg S 1.40%, 04/28/26	200	202,091
European Investment Bank 1.62%, 05/13/31	700	722,676
		924,767
Mauritius: 0.6%
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	150	149,284
Cliffton Ltd. 144A 6.25%, 10/25/25	200	191,471
India Green Power Holdings 144A 4.00%, 02/22/27	200	200,152
		540,907
Mexico: 0.4%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	400	389,076
Netherlands: 3.4%
Cooperatieve Rabobank UA 144A
1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26	450	448,968
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	550	546,967
Greenko Dutch BV 144A 3.85%, 03/29/26	550	555,382
ING Groep NV 144A
1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	450	455,109
4.62%, 01/06/26	650	745,148
NXP BV / NXP Funding LLC / NXP USA, Inc. 144A 2.50%, 05/11/31	550	571,051
		3,322,625
Philippines: 0.2%
Bank of the Philippine Islands Reg S 2.50%, 09/10/24	200	208,295
Portugal: 0.4%
EDP Finance BV 144A 1.71%, 01/24/28	400	399,138
Qatar: 0.2%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	200	202,225
Saudi Arabia: 0.3%
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	300	304,353
Singapore: 1.5%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	300	303,671
DBS Group Holdings Ltd. 144A 0.75% (ICE LIBOR USD 3 Month+0.62%), 07/25/22	250	251,214
Greenko Investment Co. 144A 4.88%, 08/16/23	200	202,365
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	400	425,559
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	222	251,870
		1,434,679
South Korea: 3.0%
Hanwha Energy USA Holdings Corp. 144A 2.38%, 07/30/22 †	150	152,647
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26	300	296,960
Kia Corp. 144A 1.75%, 10/16/26	400	405,633
Korea Electric Power Corp. 144A 2.50%, 06/24/24	250	263,267
Korea Midland Power Co. Ltd. Reg S 3.38%, 01/22/22	200	202,741
Korea Water Resources Corp. Reg S 3.88%, 05/15/23	200	212,235
LG Chem Ltd. 144A
1.38%, 07/07/26	200	199,432
2.38%, 07/07/31	225	227,436
3.25%, 10/15/24	250	268,684
3.62%, 04/15/29	250	280,469
LG Display Co. Ltd. Reg S 3.88%, 11/15/21	200	201,920
NAVER Corp. Reg S 1.50%, 03/29/26	200	201,015
		2,912,439
Spain: 1.2%
Avangrid, Inc.
3.20%, 04/15/25	631	680,094
3.80%, 06/01/29 †	450	514,559
		1,194,653
Supranational: 9.1%
African Development Bank 3.00%, 12/06/21 †	150	151,485
Asian Development Bank
1.75%, 08/14/26	275	288,691
2.12%, 03/19/25	400	423,386
2.38%, 08/10/27	300	325,360
3.12%, 09/26/28	400	457,978
Central American Bank for Economic Integration Reg S 1.01% (ICE LIBOR USD 3 Month+0.85%), 11/15/24	200	201,499
European Bank for Reconstruction & Development
1.50%, 02/13/25	500	516,961
1.62%, 09/27/24	400	414,742
European Investment Bank
0.75%, 09/23/30	600	574,344
1.62%, 10/09/29	500	519,636
2.12%, 04/13/26	800	855,268
2.38%, 05/24/27	700	759,818
2.50%, 10/15/24 †	450	479,674
European Investment Bank 144A 2.88%, 06/13/25	750	816,600
International Bank for Reconstruction & Development
2.12%, 03/03/25	430	454,391
3.12%, 11/20/25	375	414,783
International Finance Corp.
2.00%, 10/24/22	270	276,218
2.12%, 04/07/26	794	847,775
		8,778,609
United Arab Emirates: 1.1%
First Abu Dhabi Bank PJSC Reg S 3.00%, 03/30/22	400	407,176
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	200	217,708
4.64%, 05/14/29	400	451,908
		1,076,792
United Kingdom: 1.1%
Atlantica Sustainable Infrastructure Plc 144A 4.12%, 06/15/28	200	207,910
Natwest Group Plc 2.36% (US Treasury Yield Curve Rate T 1 Year+2.15%), 05/22/24	300	308,842
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300	301,512
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200	221,267
		1,039,531
United States: 29.2%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	200	211,643
AES Corp. 144A
1.38%, 01/15/26	450	449,711
2.45%, 01/15/31 †	455	460,770
Agricultural Bank of China Ltd. Reg S 1.25%, 01/19/26	200	200,044
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350	349,034
3.80%, 04/15/26	300	337,114
Apple, Inc.
2.85%, 02/23/23	125	129,567
3.00%, 06/20/27	1,100	1,215,392
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A
3.25%, 09/01/28 †	400	401,062
4.00%, 09/01/29	475	476,781
Arizona Public Service Co. 2.65%, 09/15/50	200	196,383
Boston Properties LP
2.55%, 04/01/32 †	450	464,103
3.40%, 06/21/29	375	413,555
4.50%, 12/01/28	400	472,949
Citigroup, Inc. 1.68% (United States Secured Overnight Financing Rate+1.67%), 05/15/24	750	765,695
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	500	500,698
4.75%, 03/15/28	425	451,367
Consolidated Edison Co. of New York, Inc. 3.60%, 06/15/61	275	304,222
Dana, Inc. 4.25%, 09/01/30	200	208,127
Deutsche Bank AG 1.69%, 03/19/26	400	406,292
DTE Electric Co.
1.90%, 04/01/28	400	414,201
3.25%, 04/01/51	200	222,297
3.95%, 03/01/49	290	358,742
Duke Energy Carolinas LLC
3.35%, 05/15/22	50	51,249
3.95%, 11/15/28	300	347,760
Duke Energy Florida LLC 2.50%, 12/01/29	350	374,184
Duke Energy Progress LLC 3.45%, 03/15/29	350	394,686
Duke Realty LP
1.75%, 02/01/31	200	195,579
2.88%, 11/15/29 †	225	241,357
Equinix, Inc.
1.00%, 09/15/25 †	325	325,038
1.55%, 03/15/28	200	199,448
2.50%, 05/15/31	550	571,109
ERP Operating LP 4.15%, 12/01/28	200	233,512
Evergy Kansas Central, Inc. 2.55%, 07/01/26	200	213,343
Federal Realty Investment Trust 1.25%, 02/15/26	200	200,915
HAT Holdings I LLC / HAT Holdings II LLC 144A 6.00%, 04/15/25	300	316,152
Host Hotels & Resorts LP 3.38%, 12/15/29	350	369,804
Interstate Power & Light Co.
3.50%, 09/30/49	150	166,522
4.10%, 09/26/28	250	290,977
Interstate Power and Light Co. 3.60%, 04/01/29	150	168,856
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	300	296,344
JPMorgan Chase & Co. 0.65% (United States Secured Overnight Financing Rate+0.60%), 09/16/24	525	526,747
Kaiser Foundation Hospitals
2.81%, 06/01/41	500	525,019
3.15%, 05/01/27	280	309,441
Kilroy Realty LP
2.50%, 11/15/32	50	50,491
4.75%, 12/15/28	350	412,393
Massachusetts Institute of Technology 3.96%, 07/01/38	150	182,995
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25	350	352,290
MidAmerican Energy Co.
3.10%, 05/01/27	325	359,531
3.15%, 04/15/50	200	217,121
3.65%, 04/15/29	400	458,616
3.65%, 08/01/48	350	410,160
3.95%, 08/01/47	300	367,634
4.25%, 07/15/49 †	425	545,366
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	600	613,187
Norfolk Southern Corp. 2.30%, 05/15/31 †	250	258,351
Northern States Power Co.
2.60%, 06/01/51	250	250,218
2.90%, 03/01/50	250	263,765
3.20%, 04/01/52	200	223,164
NSTAR Electric Co. 3.25%, 05/15/29	200	222,996
Owens Corning 3.95%, 08/15/29	225	256,815
PacifiCorp 2.90%, 06/15/52	200	204,505
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	350	361,972
Piedmont Operating Partnership LP 3.15%, 08/15/30	150	155,806
PNC Financial Services Group, Inc. 2.20%, 11/01/24	310	325,569
Prologis LP 1.25%, 10/15/30	375	360,010
Public Service Co. of Colorado
3.20%, 03/01/50	250	279,703
3.70%, 06/15/28	550	628,492
4.10%, 06/15/48	460	571,771
Regency Centers LP 3.75%, 06/15/24	125	133,979
Renewable Energy Group, Inc. 144A 5.88%, 06/01/28	300	313,265
Seattle Children’s Hospital 2.72%, 10/01/50	150	152,538
SK Battery America, Inc. Reg S
1.62%, 01/26/24	250	250,656
2.12%, 01/26/26	200	199,407
Southern Power Co. 4.15%, 12/01/25	700	788,551
Southwestern Public Service Co. 3.15%, 05/01/50 †	100	108,678
UDR, Inc. 1.90%, 03/15/33	175	167,936
Union Electric Co. 2.62%, 03/15/51	275	271,139
Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	200	206,192
Verizon Communications, Inc.
1.50%, 09/18/30	200	194,359
3.88%, 02/08/29	725	832,751
Vornado Realty LP 2.15%, 06/01/26 †	200	204,986
Welltower, Inc. 2.70%, 02/15/27	250	267,668
		28,152,817
Total Corporate Bonds (Cost: $75,433,858)		76,514,283
GOVERNMENT OBLIGATIONS: 19.2%
Brazil: 0.3%
Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	250	269,976
Canada: 0.3%
CDP Financial, Inc. Reg S 1.00%, 05/26/26	300	301,748
Chile: 2.1%
Chile Government International Bond
2.55%, 01/27/32	750	770,325
3.50%, 01/25/50	1,150	1,216,487
		1,986,812
China: 0.2%
China Development Bank Reg S 2.75%, 11/16/22	200	205,709
Egypt: 0.4%
Egypt Government International Bond 144A 5.25%, 10/06/25	200	210,263
Egypt Government International Bond Reg S 5.25%, 10/06/25	200	210,263
		420,526
Finland: 0.2%
Kuntarahoitus Oyj 144A 1.38%, 09/21/21	150	150,259
Hong Kong: 1.8%
Hong Kong Government International Bond 144A
0.62%, 02/02/26	600	594,849
1.38%, 02/02/31	500	495,389
2.38%, 02/02/51	200	198,409
2.50%, 05/28/24	450	474,812
		1,763,459
Indonesia: 1.7%
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	300	311,964
3.55%, 06/09/51	150	152,543
3.75%, 03/01/23	650	682,458
3.90%, 08/20/24	450	490,286
		1,637,251
Netherlands: 1.5%
Nederlandse Financierings-Maatschappij voor 2.75%, 02/20/24	200	212,103
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	300	292,185
2.38%, 03/24/26	750	807,263
3.12%, 12/05/22	150	155,954
		1,467,505
Norway: 0.8%
Kommunalbanken AS 144A
0.50%, 10/21/24	300	300,696
2.12%, 02/11/25	475	500,767
		801,463
South Korea: 1.6%
Export-Import Bank of Korea Reg S 0.87% (ICE LIBOR USD 3 Month+0.74%), 03/22/23	200	201,734
Incheon International Airport Corp. Reg S 1.25%, 05/04/26	200	200,830
Korea Development Bank
0.40%, 06/19/24	350	349,075
0.86% (ICE LIBOR USD 3 Month+0.72%), 07/06/22	300	301,574
Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	300	318,974
Korea South-East Power Co. Ltd. Reg S 2.12%, 02/03/25	200	207,959
		1,580,146
Sweden: 1.1%
Kommuninvest I Sverige AB 144A
0.38%, 06/19/24	500	499,820
1.62%, 04/24/23	500	512,304
		1,012,124
United States: 7.2%
City of San Francisco CA Public Utilities Commission Water Revenue
2.83%, 11/01/41	100	103,251
3.30%, 11/01/39	100	108,743
3.47%, 11/01/43	250	272,475
Commonwealth of Massachusetts 3.28%, 06/01/46	150	171,048
District of Columbia Water & Sewer Authority 4.81%, 10/01/14	170	253,846
Fannie Mae-Aces
2.44%, 10/25/29	37	40,183
2.52%, 08/25/29	614	667,392
2.55%, 07/25/24	188	197,717
2.80%, 02/25/27	335	365,853
2.90%, 01/25/28	415	460,893
2.94%, 04/25/29	10	11,148
2.96%, 09/25/27	275	303,872
3.05%, 03/25/28	925	1,032,602
3.09%, 02/25/30	388	442,442
3.14%, 11/25/27	15	16,252
3.32%, 06/25/28	350	397,035
3.55%, 09/25/28	1,165	1,342,945
3.70%, 09/25/30	15	17,871
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	20	19,941
2.88%, 04/25/26	285	309,939
Metropolitan Transportation Authority
5.17%, 11/15/49	300	407,390
		6,942,838
Total Government Obligations (Cost: $18,283,677)		18,539,816

	Number of Shares
PREFERRED SECURITIES: 0.2% (Cost: $173,320)
Canada: 0.2%
Brookfield Finance, Inc. (USD), 4.62%, 10/16/80 * †	7,000	179,760
Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $93,890,855)		95,233,859

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $1,108,464)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	1,108,464	1,108,464
Total Investments: 100.0% (Cost: $94,999,319)		96,342,323
Other assets less liabilities: 0.0%		30,147
NET ASSETS: 100.0%		$96,372,470

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $3,244,499.
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $27,362,738, or 28.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Academic & Educational Services	0.2%	$182,995
Basic Materials	3.7	3,568,357
Consumer Cyclicals	1.2	1,167,535
Consumer Non-Cyclicals	0.7	658,771
Energy	1.6	1,500,120
Financials	38.9	37,019,286
Government Activity	9.1	8,620,217
Healthcare	1.0	986,998
Industrials	4.5	4,252,692
Mortgage Securities	5.9	5,626,084
Real Estate	8.5	8,109,917
Technology	3.7	3,498,702
Utilities	21.0	20,042,185
	100.0%	$95,233,859

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 97.8%
Argentina: 0.8%
Arcor SAIC 144A 6.00%, 07/06/23	USD	50	$49,481
MercadoLibre, Inc. 3.12%, 01/14/31 †	USD	100	98,036
Pampa Energia SA 144A
7.38%, 07/21/23	USD	50	48,183
7.50%, 01/24/27	USD	50	44,745
9.12%, 04/15/29	USD	50	45,694
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	35	38,496
Telecom Argentina SA 144A 8.00%, 07/18/26	USD	75	72,184
YPF Energia Electrica SA 144A 10.00%, 07/25/26	USD	35	30,973
YPF SA 144A
2.50%, 06/30/29 (s)	USD	75	49,451
4.00%, 02/12/26 (s)	USD	75	63,548
6.95%, 07/21/27	USD	100	70,140
7.00%, 12/15/47	USD	75	49,040
8.50%, 03/23/25	USD	25	22,781
8.50%, 07/28/25	USD	150	117,189
8.75%, 04/04/24	USD	75	66,845
			866,786
Australia: 0.4%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	150	163,318
4.50%, 09/15/27	USD	25	27,361
5.12%, 05/15/24 †	USD	75	81,225
Mineral Resources Ltd. 144A 8.12%, 05/01/27	USD	100	109,645
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.75%, 04/30/26	USD	50	51,603
			433,152
Austria: 0.3%
ams AG 144A 7.00%, 07/31/25 †	USD	100	107,312
Novomatic AG 1.62%, 09/20/23	EUR	50	58,624
Wienerberger AG Reg S 2.75%, 06/04/25	EUR	100	127,861
			293,797
Azerbaijan: 0.2%
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	USD	200	249,121
Bahamas: 0.2%
Akelius Residential Property AB Reg S 3.88% (EUR Swap Annual 5 Year+3.49%), 10/05/78	EUR	175	220,227
Bahrain: 0.1%
Mclaren Finance Plc Reg S 5.00%, 08/01/22	GBP	100	139,035
Belgium: 0.3%
La Financiere Atalian SASU Reg S 4.00%, 05/15/24	EUR	150	175,125
Solvay Finance SACA Reg S 5.42% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (o)	EUR	150	196,797
			371,922
Bermuda: 0.4%
Digicel Group Holdings Ltd. 10.00%, 04/01/24	USD	53	51,796
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	USD	60	52,630
Digicel International Finance Ltd./ Digicel international Holdings Ltd 144A 8.75%, 05/25/24	USD	100	104,272
Digicel Ltd. 144A 6.75%, 03/01/23	USD	50	47,313
Eurochem Finance DAC 144A 5.50%, 03/13/24	USD	100	108,739
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	100	109,295
			474,045
Brazil: 7.5%
Adecoagro SA 144A 6.00%, 09/21/27	USD	150	158,574
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	100	104,621
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	USD	105	110,505
Banco Bradesco SA 144A
2.85%, 01/27/23 †	USD	100	102,226
3.20%, 01/27/25	USD	100	102,511
Banco BTG Pactual SA 144A 5.50%, 01/31/23	USD	200	210,416
Banco do Brasil SA 3.88%, 10/10/22	USD	200	205,983
Banco do Brasil SA 144A
4.62%, 01/15/25	USD	100	106,140
5.88%, 01/19/23	USD	150	158,827
Banco Votorantim SA 144A
4.38%, 07/29/25	USD	100	103,770
4.50%, 09/24/24	USD	100	104,989
Braskem America Finance Co. 144A 7.12%, 07/22/41	USD	50	64,118
Braskem Finance Ltd. 6.45%, 02/03/24	USD	75	82,856
Braskem Idesa SAPI 144A 7.45%, 11/15/29	USD	200	207,284
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	USD	100	106,005
4.50%, 01/31/30	USD	125	132,114
5.88%, 01/31/50 †	USD	100	112,187
8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	50	57,757
BRF SA 144A 4.75%, 05/22/24	USD	200	213,307
Caixa Economica Federal 144A 3.50%, 11/07/22	USD	50	51,459
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	USD	200	230,609
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	100	102,551
Cosan Luxembourg SA 144A 7.00%, 01/20/27	USD	100	105,771
Cosan SA 144A 5.50%, 09/20/29	USD	100	108,080
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	200	221,119
Embraer Netherlands Finance BV
5.05%, 06/15/25	USD	100	105,030
5.40%, 02/01/27	USD	125	132,531
Embraer Overseas Ltd. 144A 5.70%, 09/16/23	USD	100	107,207
FS Luxembourg Sarl 144A 10.00%, 12/15/25	USD	100	111,879
Globo Comunicacao e Participacoes SA 144A 4.88%, 01/22/30	USD	100	103,358
Guara Norte Sarl 144A 5.20%, 06/15/34	USD	98	101,274
Itau Unibanco Holding SA 144A
2.90%, 01/24/23	USD	125	127,689
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	USD	100	102,342
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 02/27/25 (o)	USD	100	95,757
5.12%, 05/13/23	USD	200	209,802
5.50%, 08/06/22	USD	100	103,501
Klabin Austria GmbH 144A 5.75%, 04/03/29	USD	200	228,454
Light Servicos de Eletricidade SA/Light Energia SA 144A 4.38%, 06/18/26 †	USD	100	101,680
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100	97,325
Minerva Luxembourg SA 144A 5.88%, 01/19/28 †	USD	75	79,501
MV24 Capital BV 144A 6.75%, 06/01/34	USD	93	101,390
Natura Cosmeticos SA 144A 4.12%, 05/03/28	USD	100	102,946
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 †	USD	100	112,048
7.00%, 05/14/26	USD	100	106,524
Nexa Resources SA 144A 6.50%, 01/18/28	USD	100	110,451
Petrobras Global Finance BV
4.25%, 10/02/23	EUR	100	128,671
4.38%, 05/20/23	USD	75	79,153
4.75%, 01/14/25	EUR	100	133,328
5.09%, 01/15/30	USD	200	217,034
5.30%, 01/27/25	USD	100	112,208
5.60%, 01/03/31	USD	125	139,281
5.75%, 02/01/29	USD	75	84,694
6.00%, 01/27/28	USD	150	171,193
6.25%, 03/17/24	USD	100	112,165
6.75%, 01/27/41	USD	100	117,157
6.75%, 06/03/50	USD	75	85,739
6.85%, 06/05/15 †	USD	175	195,546
6.88%, 01/20/40	USD	100	118,483
6.90%, 03/19/49 †	USD	125	146,706
7.25%, 03/17/44	USD	125	150,469
7.38%, 01/17/27	USD	150	182,576
8.75%, 05/23/26	USD	50	63,962
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	200	204,327
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	USD	174	194,208
Rumo Luxembourg Sarl 144A 5.88%, 01/18/25	USD	100	104,601
Ultrapar International SA 144A 5.25%, 10/06/26	USD	100	110,517
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	100	107,884
			8,564,370
British Virgin Islands: 0.7%
Central China Real Estate Ltd. Reg S 7.25%, 04/24/23	USD	200	179,996
China Aoyuan Group Ltd. Reg S 5.38%, 09/13/22	USD	200	189,499
China SCE Group Holdings Ltd. Reg S 7.38%, 04/09/24	USD	200	200,497
Fantasia Holdings Group Co. Ltd. Reg S 10.88%, 01/09/23	USD	200	161,498
Metalloinvest Finance DAC 144A 4.85%, 05/02/24	USD	100	107,576
			839,066
Bulgaria: 0.1%
Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	EUR	100	126,457
Burkina Faso: 0.0%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25	25,770
Canada: 5.1%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	65	64,740
3.88%, 01/15/28	USD	50	50,495
4.00%, 10/15/30	USD	250	249,648
4.38%, 01/15/28	USD	100	101,630
5.75%, 04/15/25	USD	25	26,417
Altera Infrastructure LP/Teekay Offshore Finance Corp. 144A 8.50%, 07/15/23	USD	100	92,010
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	50	51,000
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	50	53,355
Baytex Energy Corp. 144A 5.62%, 06/01/24	USD	75	75,063
Bombardier, Inc. 144A
6.00%, 10/15/22	USD	65	65,332
6.12%, 01/15/23	USD	150	157,987
7.12%, 06/15/26	USD	100	104,124
7.50%, 12/01/24	USD	100	104,125
7.50%, 03/15/25	USD	125	127,588
7.88%, 04/15/27	USD	150	155,479
Brookfield Property Finance ULC
3.93%, 08/24/25	CAD	50	41,421
3.93%, 01/15/27	CAD	50	41,201
4.30%, 03/01/24	CAD	75	62,543
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	150	158,606
Cascades, Inc./Cascades USA, Inc. 144A 5.38%, 01/15/28 †	USD	100	105,383
Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	USD	100	117,299
Empire Communities Corp. 144A 7.00%, 12/15/25	USD	25	26,438
Ensign Drilling, Inc. 144A 9.25%, 04/15/24	USD	50	45,949
Garda World Security Corp. 144A 9.50%, 11/01/27	USD	50	54,569
GFL Environmental, Inc. 144A
3.50%, 09/01/28	USD	150	150,684
3.75%, 08/01/25	USD	50	51,437
4.75%, 06/15/29	USD	50	51,745
5.12%, 12/15/26	USD	75	78,973
Gibson Energy, Inc.
2.85%, 07/14/27	CAD	25	20,811
3.60%, 09/17/29	CAD	75	64,729
goeasy Ltd. 144A
4.38%, 05/01/26	USD	25	25,856
5.38%, 12/01/24	USD	50	52,048
Hudbay Minerals, Inc. 144A 4.50%, 04/01/26	USD	100	101,875
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC 144A 6.00%, 09/15/28	USD	40	41,738
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	65	57,887
Intertape Polymer Group, Inc. 144A 4.38%, 06/15/29	USD	50	51,263
Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	75	66,977
Lightstream Resources Ltd. 144A 8.62%, 02/01/20 (d)	USD	256	0
Mattamy Group Corp. 144A
4.62%, 03/01/30	USD	50	51,983
5.25%, 12/15/27	USD	50	52,164
MEG Energy Corp. 144A
5.88%, 02/01/29	USD	50	51,756
7.12%, 02/01/27	USD	150	157,820
Mercer International, Inc. 5.12%, 02/01/29	USD	50	51,063
Methanex Corp.
4.25%, 12/01/24	USD	50	53,170
5.12%, 10/15/27	USD	50	54,281
5.25%, 12/15/29	USD	75	83,048
New Gold, Inc. 144A 7.50%, 07/15/27	USD	50	53,979
Northriver Midstream Finance LP 144A 5.62%, 02/15/26	USD	50	51,647
NOVA Chemicals Corp. 144A
4.25%, 05/15/29	USD	50	50,665
4.88%, 06/01/24	USD	100	105,865
5.00%, 05/01/25	USD	50	53,620
5.25%, 06/01/27	USD	100	107,875
Open Text Corp. 144A
3.88%, 02/15/28	USD	100	103,466
5.88%, 06/01/26	USD	100	103,385
Parkland Corp. 6.00%, 06/23/28	CAD	50	43,190
Parkland Corp. 144A
4.50%, 10/01/29	USD	100	103,000
5.88%, 07/15/27	USD	125	133,524
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	50	40,048
Precision Drilling Corp. 144A 7.12%, 01/15/26 †	USD	100	103,376
Quebecor Media, Inc. 5.75%, 01/15/23	USD	50	53,670
Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	USD	50	51,276
Rockpoint Gas Storage Canada Ltd. 144A 7.00%, 03/31/23	USD	50	51,031
SIG Combibloc PurchaseCo Sarl Reg S 2.12%, 06/18/25	EUR	100	125,747
SNC-Lavalin Group, Inc. 3.23%, 03/02/23	CAD	50	40,636
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	100	103,015
Taseko Mines Ltd. 144A 7.00%, 02/15/26	USD	25	25,758
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	50	50,875
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	50	46,438
Terraform Global Operating LLC 144A 6.12%, 03/01/26	USD	50	51,541
Tervita Corp. 144A 11.00%, 12/01/25	USD	40	45,850
TransAlta Corp.
4.50%, 11/15/22	USD	25	25,770
6.50%, 03/15/40	USD	75	86,437
Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	EUR	200	240,394
Vermilion Energy, Inc. 144A 5.62%, 03/15/25	USD	25	25,210
Videotron Ltd.
3.12%, 01/15/31	CAD	100	75,851
4.50%, 01/15/30	CAD	75	63,069
5.62%, 06/15/25	CAD	150	133,286
Videotron Ltd. Reg S 5.75%, 01/15/26	CAD	50	41,254
			5,894,458
Cayman Islands: 0.4%
North Queensland Export Terminal Pty Ltd. 144A 4.45%, 12/15/22	USD	100	95,691
Ronshine China Holdings Ltd. Reg S 8.75%, 10/25/22	USD	200	192,498
UPCB Finance VII Ltd. Reg S 3.62%, 06/15/29	EUR	100	122,061
			410,250
Chile: 0.1%
Kenbourne Invest SA 144A 6.88%, 11/26/24	USD	50	53,095
VTR Comunicaciones SpA 144A 5.12%, 01/15/28	USD	100	104,581
			157,676
China: 6.1%
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/25 (o)	USD	400	416,517
CFLD Cayman Investment Ltd. Reg S 8.60%, 04/08/24	USD	200	72,920
China Evergrande Group Reg S
7.50%, 06/28/23	USD	200	82,808
8.75%, 06/28/25	USD	400	168,003
9.50%, 03/29/24	USD	300	123,675
CIFI Holdings Group Co. Ltd. Reg S
6.00%, 07/16/25	USD	200	204,265
6.55%, 03/28/24	USD	200	206,396
Easy Tactic Ltd. Reg S 5.88%, 02/13/23	USD	200	145,500
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	USD	200	204,254
Fortune Star BVI Ltd. Reg S 6.75%, 07/02/23	USD	200	207,493
Global Aircraft Leasing Co. Ltd. 144A 6.50%, 09/15/24	USD	215	216,104
Greenland Global Investment Ltd. Reg S
5.88%, 07/03/24	USD	200	150,500
6.75%, 09/26/23	USD	200	161,995
Greentown China Holdings Ltd. Reg S 5.65%, 07/13/25	USD	200	206,010
Kaisa Group Holdings Ltd. Reg S
9.38%, 06/30/24	USD	250	194,688
9.75%, 09/28/23	USD	200	163,000
10.50%, 01/15/25	USD	200	153,498
10.88%, 07/23/23	USD	200	169,000
KWG Group Holdings Ltd. Reg S 5.88%, 11/10/24	USD	350	336,705
Logan Group Co. Ltd. Reg S 5.25%, 02/23/23	USD	200	200,393
New Metro Global Ltd. Reg S 6.80%, 08/05/23	USD	200	206,485
Powerlong Real Estate Holdings Ltd. Reg S 6.25%, 08/10/24	USD	200	199,000
Redsun Properties Group Ltd. Reg S 9.70%, 04/16/23	USD	200	198,976
Scenery Journey Ltd. Reg S
13.00%, 11/06/22	USD	200	79,500
13.75%, 11/06/23	USD	200	77,250
Seazen Group Ltd. Reg S 6.00%, 08/12/24	USD	200	201,014
Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	USD	200	174,999
Sunac China Holdings Ltd. Reg S
7.00%, 07/09/25	USD	200	181,259
7.95%, 08/08/22	USD	400	400,300
Times China Holdings Ltd. Reg S 6.75%, 07/16/23	USD	200	199,687
Volvo Car AB Reg S 2.12%, 04/02/24	EUR	100	124,060
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	USD	200	194,100
Wealth Driven Ltd. Reg S 5.50%, 08/17/23	USD	200	200,101
Yango Justice International Ltd. Reg S 9.25%, 04/15/23	USD	200	192,750
Yuzhou Group Holdings Co. Ltd. Reg S
6.00%, 10/25/23	USD	300	237,743
7.38%, 01/13/26	USD	200	138,761
Zhenro Properties Group Ltd. Reg S 6.63%, 01/07/26	USD	200	169,512
			6,959,221
Colombia: 2.1%
Banco de Bogota SA 144A
5.38%, 02/19/23	USD	100	104,450
6.25%, 05/12/26	USD	100	109,527
Bancolombia SA 5.12%, 09/11/22	USD	100	103,271
Cable Onda SA 144A 4.50%, 01/30/30	USD	100	105,602
Ecopetrol SA
4.12%, 01/16/25	USD	100	104,853
5.38%, 06/26/26	USD	125	137,331
5.88%, 09/18/23	USD	150	162,098
5.88%, 05/28/45	USD	175	186,809
6.88%, 04/29/30	USD	175	211,514
7.38%, 09/18/43	USD	75	91,670
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	USD	125	123,000
4.38%, 02/15/31	USD	75	73,725
Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	USD	50	44,312
Grupo Aval Ltd. 144A
4.38%, 02/04/30	USD	100	98,970
4.75%, 09/26/22	USD	100	102,439
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	USD	100	108,511
Millicom International Cellular SA 144A
5.12%, 01/15/28	USD	54	56,348
6.25%, 03/25/29	USD	90	98,219
Oleoducto Central SA 144A 4.00%, 07/14/27 †	USD	100	103,408
Orazul Energy Egenor SCA 144A 5.62%, 04/28/27	USD	100	101,563
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	USD	100	105,258
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	USD	93	97,929
			2,430,807
Curacao: 0.1%
Nyrstar Holdings Plc Reg S 0.00%, 07/31/26 ^	USD	31	20,597
Trafigura Funding SA 144A 5.25%, 03/19/23	USD	11	11,353
Trafigura Group Pte Ltd. Reg S 7.50% (EUR Swap Annual 5 Year+10.82%), 07/31/24 (o)	EUR	34	43,736
			75,686
Cyprus: 0.5%
Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	USD	200	207,719
MHP Lux SA 144A 6.95%, 04/03/26	USD	200	211,029
Vivion Investments Sarl Reg S 3.00%, 08/08/24 †	EUR	100	118,418
			537,166
Czech Republic: 0.3%
CPI Property Group SA Reg S 4.88% (EUR Swap Annual 5 Year+4.94%), 10/16/25 (o)	EUR	100	126,149
Energo-Pro AS Reg S 4.50%, 05/04/24	EUR	100	117,180
Sazka Group AS Reg S 3.88%, 02/15/27	EUR	100	120,015
			363,344
Denmark: 0.2%
DKT Finance ApS Reg S 7.00%, 06/17/23	EUR	175	211,123
Finland: 0.7%
Citycon Oyj Reg S 4.50% (EUR Swap Annual 5 Year+4.71%), 11/24/24 (o)	EUR	100	124,035
Nokia Oyj
4.38%, 06/12/27	USD	100	110,565
6.62%, 05/15/39	USD	100	137,344
Nokia Oyj Reg S 2.00%, 03/15/24	EUR	100	123,963
SpA Holdings 3 Oy Reg S 3.62%, 02/04/28	EUR	100	120,276
Teollisuuden Voima Oyj Reg S 2.12%, 02/04/25	EUR	175	217,682
			833,865
France: 6.9%
Accor SA Reg S
2.50%, 01/25/24	EUR	100	124,393
2.62% (EUR Swap Annual 5 Year+3.25%), 04/30/25 (o)	EUR	100	114,767
3.00%, 02/04/26	EUR	100	126,295
Altice France SA 144A 5.12%, 07/15/29	USD	200	201,732
Altice France SA Reg S
2.50%, 01/15/25	EUR	100	117,240
4.12%, 01/15/29	EUR	100	120,430
5.88%, 02/01/27	EUR	100	125,496
Banijay Entertainment SASU 144A 5.38%, 03/01/25	USD	100	103,678
CAB SELAS Reg S 3.38%, 02/01/28	EUR	100	119,881
CASINO GUICHARD PERRACHO 4.05%, 08/05/26	EUR	100	113,368
Casino Guichard Perrachon SA Reg S 4.50%, 03/07/24	EUR	100	119,019
CGG SA 144A 8.75%, 04/01/27	USD	100	99,883
CMA CGM SA Reg S 5.25%, 01/15/25	EUR	100	121,153
Constellium SE 144A 3.75%, 04/15/29	USD	100	99,888
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100	121,724
Electricite de France SA 144A 5.62% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	USD	250	269,250
Electricite de France SA Reg S
3.00% (EUR Swap Annual 5 Year+3.20%), 12/03/28 (o)	EUR	200	248,277
3.38% (EUR Swap Annual 5 Year+4.00%), 06/15/30 (o)	EUR	200	252,912
4.00% (EUR Swap Annual 6 Year+3.44%), 07/04/24 (o)	EUR	200	255,017
5.00% (EUR Swap Annual 12 Year+3.04%), 01/22/26 (o)	EUR	200	268,911
5.38% (EUR Swap Annual 12 Year+3.79%), 01/29/25 (o)	EUR	200	267,681
Elis SA Reg S
1.62%, 04/03/28	EUR	100	118,946
1.88%, 02/15/23	EUR	100	120,981
Faurecia SE Reg S
2.62%, 06/15/25	EUR	100	120,359
3.12%, 06/15/26	EUR	100	122,762
3.75%, 06/15/28	EUR	100	125,153
Fnac Darty SA Reg S 1.88%, 05/30/24	EUR	125	149,801
Getlink SE Reg S 3.50%, 10/30/25	EUR	100	122,804
La Poste SA Reg S 3.12% (EUR Swap Annual 5 Year+2.44%), 01/29/26 (o)	EUR	100	126,314
Loxam SAS Reg S
2.88%, 04/15/26	EUR	100	118,660
3.25%, 01/14/25	EUR	100	119,593
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100	120,181
Orano SA 4.88%, 09/23/24	EUR	150	201,677
Orano SA Reg S 3.12%, 03/20/23	EUR	100	123,648
Paprec Holding SA Reg S 4.00%, 03/31/25	EUR	100	120,966
Parts Europe SA Reg S 6.50%, 07/16/25	EUR	100	124,830
Quatrim SASU Reg S 5.88%, 01/15/24	EUR	100	122,678
RCI Banque SA Reg S 2.62% (EUR Swap Annual 5 Year+2.85%), 02/18/30	EUR	100	120,833
Renault SA Reg S
1.00%, 03/08/23	EUR	50	59,929
1.00%, 04/18/24	EUR	100	119,073
1.00%, 11/28/25	EUR	100	118,507
1.25%, 06/24/25	EUR	100	117,887
2.00%, 09/28/26	EUR	100	118,734
2.38%, 05/25/26	EUR	100	120,667
Rexel SA Reg S 2.75%, 06/15/26	EUR	100	121,810
Rubis Terminal Infra SAS Reg S 5.62%, 05/15/25	EUR	100	125,251
Societe Generale SA 144A 4.75% (US Treasury Yield Curve Rate T 5 Year+3.93%), 05/26/26 (o)	USD	100	103,500
SPCM SA 144A 4.88%, 09/15/25	USD	100	102,510
SPIE SA Reg S 2.62%, 06/18/26	EUR	100	124,087
Tereos Finance Groupe I SA Reg S 4.12%, 06/16/23	EUR	100	120,639
Unibail-Rodamco-Westfield SE Reg S
2.12% (EUR Swap Annual 5 Year+1.68%), 07/25/23 (o)	EUR	100	117,818
2.88% (EUR Swap Annual 5 Year+2.11%), 01/25/26 (o)	EUR	100	120,260
Valeo SA Reg S
0.38%, 09/12/22	EUR	100	119,213
1.62%, 03/18/26	EUR	100	124,110
3.25%, 01/22/24	EUR	100	127,998
Veolia Environnement SA Reg S
2.25% (EUR Swap Annual 5 Year+2.71%), 01/20/26 (o)	EUR	100	122,463
2.50% (EUR Swap Annual 5 Year+2.84%), 01/20/29 (o)	EUR	100	121,376
Verallia SA Reg S 1.62%, 05/14/28	EUR	100	120,893
			7,897,906
Germany: 6.0%
ADLER Group SA Reg S
2.75%, 11/13/26	EUR	100	117,886
3.25%, 08/05/25	EUR	100	120,550
ADLER Real Estate AG Reg S 1.88%, 04/27/23	EUR	100	118,104
Bayer AG Reg S
2.38% (EUR Swap Annual 5 Year+2.01%), 04/02/75	EUR	100	120,567
2.38% (EUR Swap Annual 5 Year+2.65%), 11/12/79	EUR	100	120,507
3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79	EUR	100	124,431
3.75% (EUR Swap Annual 5 Year+2.55%), 07/01/74	EUR	100	125,556
Bertelsmann SE & Co. KGaA Reg S 3.00% (EUR Swap Annual 5 Year+2.64%), 04/23/75	EUR	100	123,330
Cheplapharm Arzneimittel GmbH Reg S
3.50%, 02/11/27	EUR	100	120,062
4.38%, 01/15/28	EUR	100	123,559
Commerzbank AG 144A 8.12%, 09/19/23	USD	50	56,789
Commerzbank AG Reg S
4.00%, 03/23/26	EUR	75	101,181
4.00%, 03/30/27	EUR	100	137,499
CT Investment GmbH Reg S 5.50%, 04/15/26	EUR	100	121,974
Deutsche Bank AG
4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	USD	150	155,371
4.50%, 04/01/25	USD	150	161,887
Deutsche Bank AG Reg S
2.75%, 02/17/25	EUR	125	157,070
5.62% (EUR Swap Annual 5 Year+6.00%), 05/19/31	EUR	100	140,209
Deutsche Bank AG/New York NY
3.73% (United States Secured Overnight Financing Rate+2.76%), 01/14/32	USD	140	144,303
4.88% (USD ICE Swap Rate 11:00am NY 5 Year+2.55%), 12/01/32	USD	125	135,812
5.88% (United States Secured Overnight Financing Rate+5.44%), 07/08/31	USD	25	29,582
Deutsche Lufthansa AG 0.25%, 09/06/24	EUR	200	230,519
Deutsche Lufthansa AG Reg S
3.00%, 05/29/26	EUR	100	120,158
3.75%, 02/11/28	EUR	100	123,057
Douglas GmbH Reg S 6.00%, 04/08/26	EUR	100	118,253
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	150	216,885
Evonik Industries AG Reg S 2.12% (EUR Swap Annual 5 Year+1.95%), 07/07/77	EUR	100	120,744
Gruenenthal GmbH Reg S 3.62%, 11/15/26	EUR	100	121,967
IHO Verwaltungs GmbH 144A 4.75%, 09/15/26	USD	200	206,140
IHO Verwaltungs GmbH Reg S 3.62%, 05/15/25	EUR	100	120,758
Infineon Technologies AG Reg S 3.62% (EUR Swap Annual 5 Year+4.00%), 01/01/28 (o)	EUR	100	132,199
K+S AG Reg S 3.25%, 07/18/24	EUR	100	124,268
KION Group AG Reg S 1.62%, 09/24/25	EUR	100	124,211
Kirk Beauty SUN GmbH Reg S 8.25%, 10/01/26	EUR	100	116,964
LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 12/06/76	EUR	100	126,716
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100	118,323
Mercer International, Inc. 5.50%, 01/15/26	USD	41	41,988
Novelis Sheet Ingot GmbH Reg S 3.38%, 04/15/29	EUR	100	123,095
ProGroup AG Reg S 3.00%, 03/31/26	EUR	130	156,120
RWE AG Reg S 6.62% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	USD	100	116,539
Schaeffler AG Reg S
1.88%, 03/26/24	EUR	100	122,848
2.88%, 03/26/27	EUR	50	63,953
3.38%, 10/12/28	EUR	100	131,345
Tele Columbus AG Reg S 3.88%, 05/02/25	EUR	100	119,501
thyssenkrupp AG Reg S
1.88%, 03/06/23	EUR	100	119,602
2.50%, 02/25/25	EUR	100	121,004
2.88%, 02/22/24	EUR	100	121,204
WEPA Hygieneprodukte GmbH Reg S 2.88%, 12/15/27	EUR	100	117,089
ZF Europe Finance BV Reg S
2.00%, 02/23/26	EUR	100	121,115
3.00%, 10/23/29	EUR	100	125,405
ZF Finance GmbH Reg S
3.00%, 09/21/25	EUR	100	126,376
3.75%, 09/21/28	EUR	100	131,304
ZF North America Capital, Inc. 144A 4.75%, 04/29/25	USD	175	190,221
ZF North America Capital, Inc. Reg S 2.75%, 04/27/23	EUR	100	123,730
			6,849,830
Ghana: 0.2%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26	USD	100	97,841
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	100	86,880
			184,721
Greece: 0.8%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100	119,462
Crystal Almond SARL Reg S 4.25%, 10/15/24	EUR	100	121,354
Ellaktor Value Plc Reg S 6.38%, 12/15/24	EUR	100	113,901
Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/24	EUR	200	146,976
Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	EUR	100	122,517
National Bank of Greece SA Reg S 2.75% (EUR Swap Annual 5 Year+3.30%), 10/08/26	EUR	100	122,815
Public Power Corp. SA Reg S 3.88%, 03/30/26	EUR	100	123,840
			870,865
Guatamala: 0.2%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/31	USD	100	103,895
Central American Bottling Corp. 144A 5.75%, 01/31/27	USD	100	104,350
			208,245
Hong Kong: 1.5%
Agile Group Holdings Ltd. Reg S
6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	USD	200	189,589
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/04/23 (o)	USD	200	194,421
Bank of East Asia Ltd. Reg S 5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/25 (o)	USD	250	270,238
Champion Path Holdings Ltd. Reg S 4.85%, 01/27/28	USD	200	207,232
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	USD	100	101,937
5.38%, 12/04/29 †	USD	100	103,562
5.62%, 07/17/27	USD	100	103,944
5.75%, 07/21/28	USD	100	103,822
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	USD	200	197,515
Studio City Finance Ltd. 144A
5.00%, 01/15/29	USD	100	98,666
6.50%, 01/15/28	USD	100	105,120
			1,676,046
Hungary: 0.1%
OTP Bank Nyrt Reg S 2.88% (EUR Swap Annual 5 Year+3.20%), 07/15/29	EUR	100	122,309
India: 2.1%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	USD	250	267,061
Canara Bank Reg S 3.88%, 03/28/24	USD	200	210,502
Delhi International Airport Ltd. 144A 6.45%, 06/04/29 †	USD	100	97,410
GMR Hyderabad International Airport Ltd. 144A 4.75%, 02/02/26	USD	200	203,328
Jaguar Land Rover Automotive Plc Reg S
2.20%, 01/15/24	EUR	100	117,210
3.88%, 03/01/23	GBP	125	176,296
6.88%, 11/15/26	EUR	100	135,973
JSW Steel Ltd. Reg S 5.95%, 04/18/24	USD	200	210,797
Muthoot Finance Ltd. 144A 4.40%, 09/02/23	USD	100	102,262
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	USD	100	105,123
ReNew Power Synthetic 144A 6.67%, 03/12/24	USD	100	104,693
Shriram Transport Finance Co. Ltd. 144A 4.40%, 03/13/24	USD	200	199,650
Tata Motors Ltd. Reg S 5.75%, 10/30/24	USD	200	210,060
Vedanta Resources Finance II Plc 144A
9.25%, 04/23/26	USD	100	82,117
13.88%, 01/21/24	USD	100	105,485
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	USD	150	120,195
			2,448,162
Indonesia: 0.8%
Adaro Indonesia PT 144A 4.25%, 10/31/24	USD	100	101,792
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d)	USD	150	1,969
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	USD	200	205,648
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	USD	100	99,973
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	USD	200	207,363
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	USD	100	92,095
Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	USD	200	187,772
			896,612
Ireland: 1.1%
AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	USD	150	161,345
AIB Group Plc Reg S 1.88% (EUR Swap Annual 5 Year+2.15%), 11/19/29	EUR	100	122,140
Bank of Ireland Group Plc Reg S
3.12% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/27	GBP	100	141,484
4.12% (US Treasury Yield Curve Rate T 5 Year+2.50%), 09/19/27	USD	200	204,700
C&W Senior Financing DAC 144A 6.88%, 09/15/27 †	USD	200	212,450
Cimpress Plc 144A 7.00%, 06/15/26	USD	100	105,325
Permanent TSB Group Holdings Plc Reg S 2.12% (EUR Swap Annual 1 Year+2.55%), 09/26/24	EUR	100	121,546
Uralkali OJSC Via Uralkali Finance DAC 144A 4.00%, 10/22/24	USD	100	104,662
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	100	141,788
			1,315,440
Israel: 1.8%
Leviathan Bond Ltd. 144A Reg S
5.75%, 06/30/23	USD	50	52,199
6.12%, 06/30/25	USD	50	54,559
6.50%, 06/30/27	USD	50	55,284
6.75%, 06/30/30	USD	50	56,293
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	USD	100	100,750
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	USD	100	110,383
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25	EUR	100	129,614
Teva Pharmaceutical Finance Netherlands II BV Reg S
1.12%, 10/15/24	EUR	100	112,636
1.25%, 03/31/23	EUR	100	116,862
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	300	296,925
3.15%, 10/01/26	USD	350	336,298
4.10%, 10/01/46	USD	225	198,960
6.00%, 04/15/24	USD	150	157,781
6.75%, 03/01/28 †	USD	150	166,312
7.12%, 01/31/25	USD	150	164,918
			2,109,774
Italy: 8.0%
Abertis Infraestructuras Finance BV Reg S 3.25% (EUR Swap Annual 5 Year+3.69%), 11/24/25 (o)	EUR	200	246,966
Assicurazioni Generali SpA Reg S
4.60% (Euribor 3 Month ACT/360+4.50%), 11/21/25 (o)	EUR	125	167,662
6.27% (ICE LIBOR GBP 3 Month+2.35%), 06/16/26 (o)	GBP	50	80,905
Atlantia SpA Reg S
1.62%, 02/03/25	EUR	100	121,983
1.88%, 07/13/27	EUR	100	123,480
1.88%, 02/12/28	EUR	100	122,814
Autostrade per l’Italia SpA
1.62%, 06/12/23	EUR	100	121,006
5.88%, 06/09/24	EUR	100	136,916
Autostrade per l’Italia SpA Reg S
1.75%, 06/26/26	EUR	100	123,389
1.75%, 02/01/27	EUR	125	153,859
1.88%, 09/26/29	EUR	100	123,501
2.00%, 12/04/28	EUR	100	124,613
4.38%, 09/16/25	EUR	50	68,357
Azzurra Aeroporti SpA Reg S 2.12%, 05/30/24	EUR	100	121,888
Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/27	EUR	100	120,382
Banca Monte dei Paschi di Siena SpA Reg S
3.62%, 09/24/24	EUR	150	187,909
5.38% (EUR Swap Annual 5 Year+5.00%), 01/18/28 †	EUR	100	97,708
Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	EUR	100	124,513
Banco BPM SpA Reg S
1.75%, 04/24/23	EUR	100	122,055
1.75%, 01/28/25	EUR	100	123,595
2.50%, 06/21/24	EUR	100	125,931
4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/27	EUR	100	123,151
BPER Banca Reg S 1.38% (Euribor 3 Month ACT/360+1.75%), 03/31/27	EUR	100	120,277
Esselunga SpA Reg S 0.88%, 10/25/23	EUR	100	120,724
Iccrea Banca SpA Reg S 1.50%, 10/11/22	EUR	100	120,536
IMA Industria Macchine Automatiche SpA 144A 3.75%, 01/15/28	EUR	100	119,469
Infrastrutture Wireless Italiane SpA Reg S
1.62%, 10/21/28	EUR	100	122,153
1.88%, 07/08/26	EUR	100	124,329
International Design Group SPA Reg S 6.50%, 11/15/25	EUR	100	123,910
Intesa Sanpaolo SpA 144A
4.95%, 06/01/42	USD	50	52,109
5.02%, 06/26/24	USD	125	135,677
5.71%, 01/15/26	USD	75	84,759
Intesa Sanpaolo SpA Reg S
2.85%, 04/23/25	EUR	100	127,793
3.93%, 09/15/26	EUR	100	134,305
4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/27	EUR	150	186,299
5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	EUR	100	133,084
6.62%, 09/13/23	EUR	200	267,919
Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (o)	EUR	100	130,911
Leonardo SpA 4.88%, 03/24/25	EUR	50	68,086
Leonardo SpA Reg S 1.50%, 06/07/24	EUR	100	122,208
SACE SPA Reg S 3.88% (EUR Swap Annual 10 Year+3.19%), 02/10/25 (o)	EUR	100	123,130
Saipem Finance International BV Reg S 3.75%, 09/08/23	EUR	150	186,960
Societa Cattolica Di Assicurazione SPA Reg S
4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/47	EUR	100	134,662
Telecom Italia Finance SA 7.75%, 01/24/33	EUR	100	175,477
Telecom Italia SpA 5.25%, 03/17/55	EUR	100	147,462
Telecom Italia SpA/ Milano 5.88%, 05/19/23	GBP	100	150,360
Telecom Italia SpA/ Milano 144A 5.30%, 05/30/24	USD	100	108,566
Telecom Italia SpA/ Milano Reg S
1.62%, 01/18/29	EUR	100	117,075
2.38%, 10/12/27	EUR	100	123,914
2.50%, 07/19/23	EUR	100	123,591
2.75%, 04/15/25	EUR	100	125,319
2.88%, 01/28/26	EUR	200	252,722
3.00%, 09/30/25	EUR	100	127,100
3.25%, 01/16/23	EUR	100	124,050
3.62%, 05/25/26	EUR	150	198,209
4.00%, 04/11/24	EUR	200	255,973
UniCredit SpA 144A 5.46% (US Treasury Yield Curve Rate T 5 Year+4.75%), 06/30/35	USD	100	110,596
UniCredit SpA Reg S
2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	EUR	200	239,978
2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200	244,317
6.95%, 10/31/22	EUR	300	386,057
Unipol Gruppo SpA Reg S 3.00%, 03/18/25	EUR	200	257,165
UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (o)	EUR	100	131,035
Webuild SpA Reg S 1.75%, 10/26/24	EUR	100	118,837
			9,119,686
Japan: 1.9%
Rakuten Group, Inc. 144A 5.12% (US Treasury Yield Curve Rate T 5 Year+4.58%), 04/22/26 (o)	USD	150	151,031
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 04/22/31 (o)	USD	150	155,332
SoftBank Group Corp. Reg S
3.12%, 09/19/25	EUR	100	120,461
4.00%, 04/20/23	EUR	100	122,425
4.00%, 09/19/29	EUR	100	121,197
4.75%, 09/19/24	USD	200	208,264
4.75%, 07/30/25	EUR	100	127,979
5.00%, 04/15/28	EUR	100	129,555
5.12%, 09/19/27	USD	200	206,986
6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (o)	USD	250	251,425
6.25%, 04/15/28	USD	350	382,483
6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (o)	USD	200	206,040
			2,183,178
Jersey, Channel Islands: 0.4%
eG Global Finance Plc 144A 6.75%, 02/07/25	USD	200	205,252
eG Global Finance Plc Reg S 4.38%, 02/07/25	EUR	100	116,935
Very Group Funding Plc Reg S 7.75%, 11/15/22	GBP	100	141,871
			464,058
Kazakhstan: 0.4%
Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	USD	100	139,500
KazMunayGas National Co. JSC 144A
4.75%, 04/19/27	USD	100	114,070
5.75%, 04/19/47	USD	125	156,005
			409,575
Kuwait: 0.2%
Kuwait Projects Co. SPC Ltd. Reg S 4.23%, 10/29/26	USD	200	196,684
Liechtenstein: 0.1%
Louis Dreyfus Co. BV Reg S 2.38%, 11/27/25	EUR	100	126,241
Luxembourg: 5.2%
ADLER Group SA Reg S 2.25%, 01/14/29	EUR	100	112,580
AI Candelaria Spain SLU 144A 7.50%, 12/15/28	USD	75	83,709
Altice Financing SA 144A
5.00%, 01/15/28	USD	250	245,941
7.50%, 05/15/26	USD	200	208,304
Altice Finco SA Reg S 4.75%, 01/15/28	EUR	100	116,651
Altice France Holding SA 144A 10.50%, 05/15/27	USD	50	55,066
Altice France Holding SA Reg S
4.00%, 02/15/28	EUR	100	114,695
8.00%, 05/15/27	EUR	100	127,550
Altice France SA 144A
5.50%, 01/15/28	USD	100	102,636
7.38%, 05/01/26	USD	250	260,313
8.12%, 02/01/27	USD	300	325,214
Altice France SA Reg S 3.38%, 01/15/28	EUR	100	116,888
ArcelorMittal SA
7.00%, 03/01/41	USD	25	35,920
7.25%, 10/15/39	USD	50	73,126
ArcelorMittal SA Reg S
0.95%, 01/17/23	EUR	100	120,112
1.00%, 05/19/23	EUR	100	120,613
1.75%, 11/19/25	EUR	200	251,328
ARD Finance SA Reg S 5.00%, 06/30/27	EUR	200	244,298
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26	USD	150	155,068
5.25%, 08/15/27	USD	125	127,798
6.00%, 02/15/25	USD	100	103,350
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.12%, 08/15/26	EUR	175	208,180
Arena Luxembourg Finance Sarl Reg S 1.88%, 02/01/28	EUR	100	110,445
Centurion Bidco SpA Reg S 5.88%, 09/30/26	EUR	100	124,036
Cidron Aida Finco Sarl Reg S 5.00%, 04/01/28	EUR	100	119,706
CSN Resources SA 144A 4.62%, 06/10/31	USD	100	103,585
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	USD	60	61,198
4.88%, 03/30/26	USD	60	61,474
5.38%, 03/30/28	USD	60	61,475
5.88%, 03/30/31	USD	60	61,646
Eurofins Scientific SE Reg S 3.25% (Euribor 3 Month ACT/360+2.67%), 11/13/25 (o)	EUR	100	126,212
Galaxy Bidco Ltd. Reg S 6.50%, 07/31/26	GBP	100	146,608
Herens Midco Sarl Reg S 5.25%, 05/15/29	EUR	100	115,011
Kenbourne Invest SA 144A 4.70%, 01/22/28	USD	50	50,364
MC Brazil Downstream Trading SARL 144A 7.25%, 06/30/31	USD	200	207,940
Millicom International Cellular SA 144A 4.50%, 04/27/31 †	USD	100	104,137
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	125	122,969
Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	EUR	200	237,605
Petrorio Luxembourg Sarl 144A 6.12%, 06/09/26	USD	100	103,010
Rossini Sarl Reg S 6.75%, 10/30/25	EUR	100	124,059
SES SA Reg S 5.62% (EUR Swap Annual 5 Year+5.40%), 01/29/24 (o)	EUR	100	129,859
Sisal Group SpA Reg S 7.00%, 07/31/23	EUR	69	81,891
Summer BC Holdco B Sarl Reg S 5.75%, 10/31/26	EUR	100	124,357
TK Elevator Midco GmbH Reg S 4.38%, 07/15/27	EUR	100	124,266
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	200	211,460
			6,022,653
Mauritius: 0.3%
HTA Group Ltd./ Mauritius 144A 7.00%, 12/18/25	USD	100	106,139
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	USD	200	215,000
			321,139
Mexico: 4.0%
Axtel SAB de CV 144A 6.38%, 11/14/24	USD	82	85,241
Cemex SAB de CV 144A
3.88%, 07/11/31	USD	200	207,463
5.20%, 09/17/30	USD	100	109,722
5.45%, 11/19/29	USD	100	109,774
7.38%, 06/05/27	USD	100	113,305
Cemex SAB de CV Reg S 3.12%, 03/19/26	EUR	100	121,890
Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26 †	USD	100	92,581
Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	USD	50	52,612
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	100	104,989
Petróleos Mexicanos
3.50%, 01/30/23	USD	75	76,451
4.25%, 01/15/25	USD	50	51,560
4.50%, 01/23/26 †	USD	75	76,084
4.62%, 09/21/23	USD	50	52,157
4.88%, 01/18/24	USD	50	52,496
5.35%, 02/12/28	USD	125	123,344
5.50%, 06/27/44	USD	50	41,139
5.62%, 01/23/46 †	USD	50	41,136
5.95%, 01/28/31	USD	200	196,850
6.35%, 02/12/48	USD	150	128,417
6.38%, 01/23/45	USD	75	64,654
6.49%, 01/23/27	USD	100	106,345
6.50%, 03/13/27	USD	275	291,569
6.50%, 01/23/29	USD	100	103,989
6.50%, 06/02/41 †	USD	75	68,030
6.62%, 06/15/35	USD	150	145,184
6.62%, 06/15/38	USD	25	23,166
6.75%, 09/21/47	USD	300	268,602
6.84%, 01/23/30	USD	200	208,890
6.88%, 08/04/26	USD	150	165,274
6.95%, 01/28/60	USD	200	179,740
7.69%, 01/23/50 †	USD	375	364,969
Petróleos Mexicanos 144A 6.88%, 10/16/25	USD	75	82,683
Petroleos Mexicanos Reg S
2.75%, 04/21/27	EUR	100	109,925
3.75%, 02/21/24	EUR	100	121,335
4.75%, 02/26/29	EUR	100	116,185
4.88%, 02/21/28	EUR	100	118,731
5.50%, 02/24/25	EUR	50	64,379
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	USD	100	96,590
7.25%, 09/27/23	USD	100	99,724
			4,637,175
Morocco: 0.2%
OCP SA 144A
5.62%, 04/25/24	USD	150	165,469
6.88%, 04/25/44	USD	100	123,362
			288,831
Netherlands: 2.5%
Athora Netherlands NV Reg S 2.25% (EUR Swap Annual 5 Year+2.60%), 07/15/31	EUR	100	120,320
ELM BV for Firmenich International SA Reg S 3.75% (EUR Swap Annual 5 Year+4.39%), 06/03/25 (o)	EUR	100	129,135
Greenko Dutch BV 144A 3.85%, 03/29/26	USD	100	100,979
Intertrust Group BV Reg S 3.38%, 11/15/25	EUR	100	121,384
Koninklijke KPN NV 144A 7.00% (USD Swap Semi 30/360 10 Year+5.21%), 03/28/73	USD	125	135,312
Lincoln Financing SARL Reg S 3.62%, 04/01/24	EUR	150	179,817
OCI NV Reg S 3.12%, 11/01/24	EUR	200	242,021
Petrobras Global Finance BV 5.50%, 06/10/51	USD	150	147,729
PPF Telecom Group BV Reg S
3.12%, 03/27/26	EUR	100	127,390
3.50%, 05/20/24	EUR	100	126,777
Repsol International Finance BV Reg S 4.25% (EUR Swap Annual 5 Year+4.41%), 09/11/28 (o)	EUR	100	132,078
Selecta Group BV Reg S 8.00%, 04/01/26	EUR	50	59,628
Tecpetrol SA 144A 4.88%, 12/12/22	USD	55	55,083
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 02/12/29 (o)	EUR	100	117,121
TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 03/01/24 (o)	EUR	175	219,503
UPC Broadband Finco BV 144A 4.88%, 07/15/31	USD	100	102,140
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 07/20/28 (o)	EUR	100	117,679
Ziggo Bond Co. BV 144A
5.12%, 02/28/30	USD	50	51,551
6.00%, 01/15/27	USD	50	52,187
Ziggo Bond Co. BV Reg S 3.38%, 02/28/30	EUR	125	147,784
Ziggo BV 144A
4.88%, 01/15/30	USD	100	103,470
5.50%, 01/15/27	USD	200	207,619
Ziggo BV Reg S 4.25%, 01/15/27	EUR	80	98,117
			2,894,824
Nigeria: 0.1%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	100	104,218
Norway: 0.2%
Adevinta ASA Reg S 2.62%, 11/15/25	EUR	100	121,503
Heimstaden Bostad AB Reg S 3.25% (EUR Swap Annual 5 Year+3.67%), 11/19/24 (o)	EUR	100	123,372
			244,875
Oman: 0.6%
Bank Muscat SAOG Reg S 4.75%, 03/17/26	USD	200	206,699
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	USD	225	225,421
OQ SAOC 144A 5.12%, 05/06/28	USD	100	100,479
Oztel Holdings SPC Ltd. 144A 5.62%, 10/24/23	USD	200	212,465
			745,064
Panama: 0.3%
Aeropuerto Internacional de Tocumen SA 144A 6.00%, 11/18/48	USD	99	115,341
Banistmo SA 144A 4.25%, 07/31/27	USD	100	102,960
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/29	USD	100	106,124
			324,425
Peru: 0.2%
Banco Internacional del Peru SAA Interbank 144A 6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	USD	75	79,094
Hudbay Minerals, Inc. 144A 6.12%, 04/01/29 †	USD	25	27,000
Peru LNG Srl 144A 5.38%, 03/22/30	USD	100	77,232
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	USD	100	96,847
			280,173
Poland: 0.1%
CANPACK SA / Eastern PA Land Investment Holding LLC Reg S 2.38%, 11/01/27	EUR	100	122,130
Portugal: 0.4%
Banco Comercial Portugues SA Reg S 3.87% (EUR Swap Annual 5 Year+4.23%), 03/27/30	EUR	100	120,308
Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	EUR	100	130,056
EDP - Energias de Portugal SA Reg S 4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	EUR	200	259,415
			509,779
Romania: 0.1%
RCS & RDS SA Reg S 2.50%, 02/05/25	EUR	100	118,534
Russia: 1.6%
Evraz Plc 144A 5.38%, 03/20/23	USD	200	211,798
Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/26/25 (o)	USD	200	209,015
Gtlk Europe Capital DAC Reg S 4.65%, 03/10/27	USD	200	210,564
GTLK Europe DAC Reg S 5.12%, 05/31/24	USD	200	213,702
Polyus Finance Plc 144A 5.25%, 02/07/23	USD	100	106,000
Sberbank of Russia Via SB Capital SA 144A 5.12%, 10/29/22	USD	250	261,251
VEON Holdings BV 144A
3.38%, 11/25/27	USD	100	101,034
4.00%, 04/09/25	USD	100	105,491
4.95%, 06/16/24	USD	100	107,954
7.25%, 04/26/23	USD	100	107,980
VTB Bank OJSC Via VTB Capital SA 144A 6.95%, 10/17/22	USD	200	211,154
			1,845,943
Saudi Arabia: 0.4%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	USD	200	207,940
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	USD	200	208,335
			416,275
Singapore: 1.0%
GLP Pte Ltd. Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 05/17/26 (o)	USD	200	199,036
Greenko Investment Co. 144A 4.88%, 08/16/23	USD	200	202,366
Inkia Energy Ltd. 144A 5.88%, 11/09/27	USD	100	102,360
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	USD	100	106,182
Puma International Financing SA 144A 5.00%, 01/24/26	USD	250	250,925
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	89	100,748
Yanlord Land HK Co. Ltd. Reg S 6.80%, 02/27/24	USD	200	207,500
			1,169,117
South Africa: 1.0%
Eskom Holdings SOC Ltd. 144A
6.75%, 08/06/23	USD	100	104,452
7.12%, 02/11/25	USD	100	105,360
Gold Fields Orogen Holdings BVI Ltd. 144A 5.12%, 05/15/24	USD	100	108,658
K2016470219 South Africa Ltd. 144A 3.00%, 12/31/22	USD	138	443
MTN Mauritius Investments Ltd. 144A 4.75%, 11/11/24	USD	150	159,057
Sappi Papier Holding GmbH Reg S 3.12%, 04/15/26	EUR	100	119,000
Sasol Financing International Ltd. 4.50%, 11/14/22 †	USD	100	102,525
Sasol Financing USA LLC 5.88%, 03/27/24	USD	300	318,198
Stillwater Mining Co. 144A 7.12%, 06/27/25	USD	100	103,705
			1,121,398
South Korea: 0.1%
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	USD	100	104,000
Spain: 3.1%
Abanca Corp. Bancaria SA Reg S 6.12% (EUR Swap Annual 5 Year+5.93%), 01/18/29	EUR	100	129,678
Abengoa SA 0.00%, 03/31/27(s) ^	EUR	100	594
ACS Actividades de Construccion y Servicios SA Reg S 1.38%, 06/17/25	EUR	100	120,914
Banco de Sabadell SA Reg S
1.75%, 05/10/24	EUR	100	123,316
5.38% (EUR Swap Annual 5 Year+5.10%), 12/12/28	EUR	100	129,914
5.62%, 05/06/26	EUR	100	138,683
BBVA Bancomer SA 144A 6.75%, 09/30/22	USD	150	159,153
Cellnex Finance Co. SA Reg S
1.25%, 01/15/29	EUR	100	117,727
1.50%, 06/08/28	EUR	100	120,655
2.00%, 02/15/33	EUR	200	239,579
Cellnex Telecom SA 1.88%, 06/26/29	EUR	100	122,670
Cellnex Telecom SA Reg S
1.75%, 10/23/30	EUR	100	119,965
2.38%, 01/16/24	EUR	100	124,611
El Corte Ingles SA Reg S 3.00%, 03/15/24	EUR	100	120,205
Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 02/14/23 (o)	EUR	100	119,403
Grifols SA Reg S
2.25%, 11/15/27	EUR	100	120,976
3.20%, 05/01/25	EUR	100	119,724
Ibercaja Banco SA Reg S 2.75% (EUR Swap Annual 5 Year+2.88%), 07/23/30	EUR	100	118,674
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	100	122,163
Naturgy Finance BV Reg S 4.12% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (o)	EUR	100	124,559
Repsol International Finance BV Reg S 4.50% (EUR Swap Annual 10 Year+4.20%), 03/25/75	EUR	225	292,908
Telefonica Europe BV Reg S
2.62% (EUR Swap Annual 5 Year+2.33%), 03/07/23 (o)	EUR	100	121,678
3.00% (EUR Swap Annual 5 Year+2.45%), 09/04/23 (o)	EUR	100	123,005
3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (o)	EUR	100	129,256
4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/24 (o)	EUR	200	259,667
5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/24 (o)	EUR	100	132,839
			3,552,516
Sweden: 0.9%
Dometic Group AB Reg S 3.00%, 05/08/26	EUR	100	126,397
Fastighets AB Balder Reg S 2.87% (EUR Swap Annual 5 Year+3.19%), 06/02/81	EUR	100	118,407
Heimstaden Bostad AB Reg S 3.38% (EUR Swap Annual 5 Year+3.91%), 01/15/26 (o)	EUR	100	123,468
Intrum AB Reg S
3.00%, 09/15/27	EUR	100	117,246
3.12%, 07/15/24	EUR	200	238,929
Norican A/S Reg S
4.50%, 05/15/23	EUR	100	116,291
2.62% (EUR Swap Annual 5 Year+2.81%), 01/30/25 (o)	EUR	100	120,325
Stena AB 144A 7.00%, 02/01/24 †	USD	100	105,143
			1,066,206
Switzerland: 0.6%
Consolidated Energy Finance SA 144A 6.88%, 06/15/25	USD	75	76,394
Dufry One BV Reg S 2.50%, 10/15/24	EUR	225	264,652
Holcim Finance Luxembourg SA Reg S 3.00% (EUR Swap Annual 5 Year+3.07%), 04/05/24 (o)	EUR	100	124,502
Peach Property Finance GmbH Reg S 4.38%, 11/15/25	EUR	100	124,262
Techem 2.00%, 07/15/25	EUR	100	118,207
			708,017
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc
5.12%, 08/01/22	USD	50	51,940
6.50%, 04/15/40	USD	80	100,000
			151,940
Thailand: 0.2%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	USD	200	208,504
Trinidad and Tobago: 0.2%
Trinidad Generation UnLtd. 144A 5.25%, 11/04/27	USD	100	102,859
Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	USD	75	84,261
			187,120
Turkey: 2.1%
Akbank TAS 144A
5.12%, 03/31/25 †	USD	150	151,695
6.80%, 02/06/26	USD	100	106,178
Arcelik AS 144A 5.00%, 04/03/23	USD	100	103,934
KOC Holding AS 144A 5.25%, 03/15/23	USD	200	207,472
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	USD	100	99,133
Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	USD	100	104,839
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	USD	100	107,760
Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	USD	200	206,634
Turkiye Is Bankasi AS 144A
6.00%, 10/24/22	USD	100	102,913
6.12%, 04/25/24	USD	150	156,448
7.85%, 12/10/23	USD	100	107,470
Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	USD	100	102,317
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26 †	USD	100	111,675
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25 †	USD	100	100,051
5.75%, 01/30/23	USD	100	103,375
6.00%, 11/01/22	USD	100	102,685
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	USD	100	108,459
Yapi ve Kredi Bankasi AS 144A
5.50%, 12/06/22	USD	100	102,625
5.85%, 06/21/24	USD	50	51,645
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31 †	USD	50	52,386
8.25%, 10/15/24	USD	100	109,750
			2,399,444
Ukraine: 0.4%
Metinvest BV 144A
7.75%, 04/23/23	USD	150	160,450
8.50%, 04/23/26	USD	100	113,594
NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.12%, 07/19/24	EUR	100	122,790
Ukraine Railways Via Shortline Plc Reg S 9.88%, 09/15/21	USD	9	9,100
			405,934
United Arab Emirates: 0.8%
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/01/25 (o)	USD	200	218,789
Emaar Sukuk Ltd. Reg S 3.63%, 09/15/26	USD	200	207,395
Emirates NBD Bank PJSC Reg S 6.12% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	USD	200	214,892
MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	USD	200	205,521
Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	USD	100	75,477
			922,074
United Kingdom: 8.5%
Amigo Luxembourg SA Reg S 7.62%, 01/15/24	GBP	100	128,225
Anglian Water Osprey Financing Plc Reg S 4.00%, 03/08/26	GBP	100	151,761
Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	GBP	100	142,656
Aston Martin Capital Holdings Ltd. 144A 10.50%, 11/30/25	USD	50	55,563
Bellis Acquisition Co. Plc Reg S 3.25%, 02/16/26	GBP	200	277,896
Bellis Finco Plc Reg S 4.00%, 02/16/27	GBP	100	138,861
Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	GBP	100	149,966
Co.-Operative Group Ltd. Reg S 5.12%, 05/17/24	GBP	100	148,814
Connect Finco Sarl / Connect US Finco LLC 144A 6.75%, 10/01/26	USD	200	210,500
Drax Finco Plc 144A 6.62%, 11/01/25	USD	100	103,125
Garfunkelux Holdco 3 SA Reg S 6.75%, 11/01/25	EUR	100	123,320
GKN Holdings Ltd. Reg S 4.62%, 05/12/32	GBP	100	154,508
Heathrow Finance Plc Reg S 6.25%, 03/03/25	GBP	150	227,922
Iceland Bondco Plc Reg S 4.62%, 03/15/25	GBP	100	136,081
INEOS Group Holdings SA Reg S 5.38%, 08/01/24	EUR	200	237,716
INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	EUR	200	234,788
International Consolidated Airlines Group SA Reg S
0.50%, 07/04/23	EUR	100	115,280
1.50%, 07/04/27	EUR	100	107,180
Iqera Group SAS Reg S 4.25%, 09/30/24	EUR	100	118,962
Jerrold Finco Plc Reg S 4.88%, 01/15/26	GBP	100	143,957
Ladbrokes Group Finance Plc Reg S 5.12%, 09/16/22	GBP	100	145,304
Lloyds Banking Group Plc 144A
6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	USD	50	69,313
6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	USD	50	71,053
Marks & Spencer Plc Reg S 6.00%, 06/12/25	GBP	150	234,626
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	200	203,773
National Express Group Plc Reg S 4.25% (UK Govt Bonds 5 Year Note Generic Bid Yield+4.13%), 11/26/25 (o)	GBP	100	144,770
Neptune Energy Bondco Plc 144A 6.62%, 05/15/25	USD	100	101,973
Nexi SpA Reg S 1.75%, 10/31/24	EUR	300	365,078
NGG Finance Plc Reg S
2.12% (EUR Swap Annual 5 Year+2.53%), 09/05/82	EUR	100	121,444
5.62% (GBP Swap 12 Year+3.48%), 06/18/73	GBP	100	155,743
Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	GBP	100	141,541
Pinnacle Bidco Plc Reg S 5.50%, 02/15/25	EUR	100	121,742
Playtech Plc Reg S 3.75%, 10/12/23	EUR	100	120,359
Rolls-Royce Plc Reg S
0.88%, 05/09/24	EUR	100	116,872
1.62%, 05/09/28	EUR	200	220,783
5.75%, 10/15/27	GBP	100	152,143
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o) †	USD	100	137,750
Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	GBP	100	144,346
Summer BidCo BV Reg S 9.00%, 11/15/25	EUR	105	127,152
TalkTalk Telecom Group Plc Reg S 3.88%, 02/20/25	GBP	100	136,807
Telenet Finance Luxembourg Notes Sarl 144A 5.50%, 03/01/28	USD	200	211,040
Travis Perkins Plc Reg S 4.50%, 09/07/23	GBP	100	148,658
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	100	104,447
United Group BV Reg S 4.88%, 07/01/24	EUR	100	120,062
UPC Holding BV 144A 5.50%, 01/15/28 †	USD	100	105,609
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	USD	200	188,767
Victoria Plc Reg S 3.62%, 08/24/26	EUR	100	121,308
Virgin Media Finance Plc 144A 5.00%, 07/15/30	USD	150	152,813
Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	USD	100	106,963
Virgin Media Secured Finance Plc Reg S
4.12%, 08/15/30	GBP	100	138,486
4.25%, 01/15/30	GBP	100	139,470
5.00%, 04/15/27	GBP	100	144,695
Vmed O2 UK Financing I Plc 144A 4.25%, 01/31/31	USD	200	198,516
Vmed O2 UK Financing I Plc Reg S
3.25%, 01/31/31	EUR	100	120,142
4.00%, 01/31/29	GBP	100	138,124
Vodafone Group Plc
4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81	USD	150	151,500
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	250	310,788
Vodafone Group Plc Reg S
3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	EUR	300	372,018
4.88% (GBP Swap 5 Year+3.27%), 10/03/78	GBP	100	151,336
6.25% (USD Swap Semi 30/360 5 Year+3.05%), 10/03/78	USD	200	222,014
Weir Group Plc 144A 2.20%, 05/13/26	USD	100	101,184
William Hill Plc Reg S 4.88%, 09/07/23	GBP	100	145,657
			9,733,250
United States: 3.0%
AES Andes SA 144A 7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	USD	100	105,775
Burford Capital Global Finance LLC 144A 6.25%, 04/15/28	USD	100	105,581
Cirsa Finance International Sarl 144A 6.25%, 12/20/23	EUR	150	180,321
Constellium SE Reg S 4.25%, 02/15/26	EUR	100	120,688
DEMIRE Deutsche Mittelstand Real Estate AG Reg S 1.88%, 10/15/24	EUR	100	115,048
Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	USD	100	56,457
Energia Group NI FinanceCo Plc/ Energia Group ROI Holdings DAC Reg S 4.00%, 09/15/25	EUR	100	119,652
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	100	99,995
Enstar Finance LLC 5.75% (US Treasury Yield Curve Rate T 5 Year+5.47%), 09/01/40	USD	25	26,693
Gamma Bidco SpA Reg S 6.25%, 07/15/25	EUR	100	124,840
Garda World Security Corp. 144A 4.62%, 02/15/27	USD	100	100,500
IPD 3 BV Reg S 5.50%, 12/01/25	EUR	100	123,554
James Hardie International Finance DAC 144A 5.00%, 01/15/28	USD	50	53,170
JBS USA Food Co. 144A
5.75%, 01/15/28	USD	100	105,550
7.00%, 01/15/26	USD	100	106,076
Kronos Acquisition Holdings, Inc. / KIK Custom Products Inc 144A 7.00%, 12/31/27 †	USD	75	73,492
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	200	213,958
MGM China Holdings Ltd. 144A 5.88%, 05/15/26	USD	200	207,770
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	100	99,306
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50	51,697
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100	112,198
Resolute Forest Products, Inc. 144A 4.88%, 03/01/26	USD	25	25,897
Schenck Process Holding GmbH/Darmstadt Reg S 5.38%, 06/15/23	EUR	100	119,604
Sigma Holdco BV Reg S 5.75%, 05/15/26	EUR	100	114,874
Telesat Canada / Telesat LLC 144A
4.88%, 06/01/27	USD	50	45,787
6.50%, 10/15/27	USD	50	42,500
Verisure Holding AB Reg S
3.50%, 05/15/23	EUR	150	179,696
3.88%, 07/15/26	EUR	150	183,018
Wynn Macau Ltd. 144A
5.12%, 12/15/29 †	USD	100	101,142
5.50%, 01/15/26	USD	100	103,631
5.50%, 10/01/27	USD	200	205,898
			3,424,368
Zambia: 0.5%
First Quantum Minerals Ltd. 144A
6.88%, 03/01/26	USD	100	104,680
6.88%, 10/15/27	USD	50	54,253
7.25%, 04/01/23	USD	200	204,000
7.50%, 04/01/25	USD	200	207,617
			570,550
Total Corporate Bonds (Cost: $109,957,184)			112,157,152
GOVERNMENT OBLIGATIONS: 0.2%
Turkey: 0.2%
Turkiye Ihracat Kredi Bankasi AS 144A
6.12%, 05/03/24	USD	100	104,268
8.25%, 01/24/24	USD	100	109,115
Total Government Obligations (Cost: $195,331)			213,383

	Number
	of Shares
COMMON STOCK: 0.0% (Cost: $5,620)
Canada: 0.0%
Secure Energy Services, Inc. (CAD)		1,259	4,256
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $110,158,135)			112,374,791
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3% (Cost: $2,659,532)
Money Market Fund: 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio		2,659,532	2,659,532
Total Investments: 100.3% (Cost: $112,817,667)			115,034,323
Liabilities in excess of other assets: (0.3)%			(374,008)
NET ASSETS: 100.0%			$114,660,315

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound USD United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $3,861,654.
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(o)	Perpetual Maturity — the date shown is the next call date
(d)	Security in default
^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $39,199,676, or 34.2% of net assets.

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Basic Materials	8.2%	$9,188,391
Consumer Cyclicals	7.2	8,068,812
Consumer Non-Cyclicals	3.2	3,619,759
Energy	10.6	11,929,413
Financials	33.1	37,233,293
Healthcare	3.0	3,312,996
Industrials	12.2	13,711,338
Real Estate	5.8	6,563,081
Technology	11.4	12,828,029
Utilities	5.3	5,919,679
	100.0%	$112,374,791

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)	Value
FLOATING RATE NOTES: 99.9%
Australia: 3.6%
ASB Bank Ltd. 144A 1.09% (ICE LIBOR USD 3 Month+0.97%), 06/14/23	$1,175	$1,192,433
Australia & New Zealand Banking Group Ltd. 144A
0.64% (ICE LIBOR USD 3 Month+0.49%), 11/21/22	725	729,760
0.86% (ICE LIBOR USD 3 Month+0.71%), 05/19/22	700	703,710
Commonwealth Bank of Australia 144A
0.82% (ICE LIBOR USD 3 Month+0.70%), 03/16/23	1,225	1,236,888
0.83% (ICE LIBOR USD 3 Month+0.70%), 03/10/22	800	803,306
Macquarie Group Ltd. 144A
1.16% (ICE LIBOR USD 3 Month+1.02%), 11/28/23	3,975	4,014,346
1.50% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	3,375	3,432,270
National Australia Bank Ltd. 144A
0.53% (ICE LIBOR USD 3 Month+0.41%), 12/13/22	1,400	1,407,311
0.72% (ICE LIBOR USD 3 Month+0.60%), 04/12/23	1,125	1,134,933
0.87% (ICE LIBOR USD 3 Month+0.72%), 05/22/22	700	704,413
Westpac Banking Corp.
0.52% (ICE LIBOR USD 3 Month+0.39%), 01/13/23	1,675	1,684,258
0.69% (ICE LIBOR USD 3 Month+0.57%), 01/11/23	1,125	1,133,701
0.86% (ICE LIBOR USD 3 Month+0.71%), 06/28/22 †	700	704,477
0.88% (ICE LIBOR USD 3 Month+0.72%), 05/15/23	1,675	1,694,075
0.91% (ICE LIBOR USD 3 Month+0.77%), 02/26/24	3,050	3,099,660
		23,675,541
Canada: 9.4%
Bank of Montreal
0.37% (United States Secured Overnight Financing Rate+0.32%), 07/09/24	3,350	3,354,470
0.39% (United States Secured Overnight Financing Rate+0.35%), 12/08/23 †	3,675	3,690,795
0.72% (ICE LIBOR USD 3 Month+0.57%), 03/26/22	650	652,547
0.73% (United States Secured Overnight Financing Rate+0.68%), 03/10/23	3,350	3,379,664
Bank of Nova Scotia 0.77% (ICE LIBOR USD 3 Month+0.64%), 03/07/22	660	662,371
Bank of Nova Scotia/The
0.33% (United States Secured Overnight Financing Rate+0.28%), 06/23/23	1,625	1,626,389
0.50% (United States Secured Overnight Financing Rate+0.45%), 04/15/24 †	3,975	3,995,686
0.60% (United States Secured Overnight Financing Rate+0.55%), 09/15/23	3,575	3,604,453
Canadian Imperial Bank of Commerce
0.39% (United States Secured Overnight Financing Rate+0.34%), 06/22/23	1,125	1,126,177
0.45% (United States Secured Overnight Financing Rate+0.40%), 12/14/23	3,650	3,656,261
0.78% (ICE LIBOR USD 3 Month+0.66%), 09/13/23	1,100	1,113,691
0.84% (ICE LIBOR USD 3 Month+0.72%), 06/16/22	700	704,290
0.85% (United States Secured Overnight Financing Rate+0.80%), 03/17/23	2,800	2,829,141
Enbridge, Inc.
0.43% (United States Secured Overnight Financing Rate+0.40%), 02/17/23	1,125	1,127,573
0.66% (ICE LIBOR USD 3 Month+0.50%), 02/18/22	925	927,372
Federation des Caisses Desjardins du Quebec 144A 0.47% (United States Secured Overnight Financing Rate+0.43%), 05/21/24	3,100	3,105,684
Rogers Communications, Inc. 0.73% (ICE LIBOR USD 3 Month+0.60%), 03/22/22	1,000	1,002,782
Royal Bank of Canada
0.35% (United States Secured Overnight Financing Rate+0.30%), 01/19/24	4,267	4,273,683
0.49% (ICE LIBOR USD 3 Month+0.36%), 01/17/23	1,900	1,908,961
0.50% (United States Secured Overnight Financing Rate+0.45%), 10/26/23	6,075	6,126,247
0.60% (ICE LIBOR USD 3 Month+0.47%), 04/29/22	675	677,181
0.85% (ICE LIBOR USD 3 Month+0.73%), 02/01/22	600	602,293
Toronto-Dominion Bank 0.53% (United States Secured Overnight Financing Rate+0.48%), 01/27/23	2,225	2,236,638
Toronto-Dominion Bank/The
0.26% (United States Secured Overnight Financing Rate+0.22%), 06/02/23	1,800	1,802,525
0.29% (United States Secured Overnight Financing Rate+0.24%), 01/06/23	1,350	1,351,677
0.40% (United States Secured Overnight Financing Rate+0.35%), 03/04/24	4,575	4,583,629
0.50% (United States Secured Overnight Financing Rate+0.45%), 09/28/23	1,125	1,132,413
		61,254,593
Cayman Islands: 0.6%
MassMutual Global Funding II 144A 0.41% (United States Secured Overnight Financing Rate+0.36%), 04/12/24	3,675	3,686,959
China: 0.9%
Tencent Holdings Ltd. 144A
0.74% (ICE LIBOR USD 3 Month+0.60%), 01/19/23	1,125	1,128,920
1.03% (ICE LIBOR USD 3 Month+0.91%), 04/11/24	4,575	4,611,646
		5,740,566
France: 0.7%
BPCE SA 1.01% (ICE LIBOR USD 3 Month+0.88%), 05/31/22	925	931,580
BPCE SA 144A
0.48% (United States Secured Overnight Financing Rate+0.44%), 02/17/22	600	600,914
1.36% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,125	1,148,752
1.37% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	700	706,117
Credit Agricole SA 144A 1.15% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,140	1,156,372
		4,543,735
Germany: 2.0%
Bayer US Finance II LLC 144A 1.13% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	7,650	7,754,996
BMW Finance NV 144A 0.96% (ICE LIBOR USD 3 Month+0.79%), 08/12/22	675	680,389
Daimler Finance North America LLC 144A
1.03% (ICE LIBOR USD 3 Month+0.88%), 02/22/22	850	853,539
1.06% (ICE LIBOR USD 3 Month+0.90%), 02/15/22	1,950	1,959,094
Deutsche Bank AG 1.35% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	675	680,052
Siemens 0.73% (ICE LIBOR USD 3 Month+0.61%), 03/16/22	1,125	1,129,728
		13,057,798
Japan: 6.0%
American Honda Finance Corp.
0.61% (ICE LIBOR USD 3 Month+0.45%), 02/15/22	600	601,544
0.69% (ICE LIBOR USD 3 Month+0.54%), 06/27/22	700	703,167
Mitsubishi UFJ Financial Group, Inc.
0.83% (ICE LIBOR USD 3 Month+0.70%), 03/07/22	640	642,431
0.87% (ICE LIBOR USD 3 Month+0.74%), 03/02/23	1,675	1,690,326
0.92% (ICE LIBOR USD 3 Month+0.79%), 07/25/22	1,400	1,409,875
0.99% (ICE LIBOR USD 3 Month+0.86%), 07/26/23	3,675	3,723,150
1.07% (ICE LIBOR USD 3 Month+0.92%), 02/22/22	575	577,851
Mizuho Financial Group, Inc.
0.78% (ICE LIBOR USD 3 Month+0.63%), 05/25/24	6,700	6,736,789
0.92% (ICE LIBOR USD 3 Month+0.79%), 03/05/23	1,900	1,920,753
0.97% (ICE LIBOR USD 3 Month+0.84%), 07/16/23	1,100	1,106,933
0.97% (ICE LIBOR USD 3 Month+0.85%), 09/13/23	1,125	1,132,740
1.00% (ICE LIBOR USD 3 Month+0.88%), 09/11/22	1,600	1,614,117
1.07% (ICE LIBOR USD 3 Month+0.94%), 02/28/22	1,650	1,658,588
1.12% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	3,975	4,027,661
Sumitomo Mitsui Financial Group, Inc.
0.87% (ICE LIBOR USD 3 Month+0.74%), 10/18/22	675	680,292
0.87% (ICE LIBOR USD 3 Month+0.74%), 01/17/23	1,125	1,134,751
0.90% (ICE LIBOR USD 3 Month+0.78%), 07/12/22	700	704,190
0.93% (ICE LIBOR USD 3 Month+0.80%), 10/16/23	5,193	5,263,460
0.99% (ICE LIBOR USD 3 Month+0.86%), 07/19/23 †	1,100	1,115,240
Toyota Motor Credit Corp.
0.30% (ICE LIBOR USD 3 Month+0.15%), 02/14/22	925	925,715
0.35% (United States Secured Overnight Financing Rate+0.30%), 06/13/22 †	1,050	1,051,165
0.61% (ICE LIBOR USD 3 Month+0.48%), 09/08/22	850	854,270
		39,275,008
Netherlands: 2.5%
Cooperatieve Rabobank UA/NY 0.35% (United States Secured Overnight Financing Rate+0.30%), 01/12/24	4,575	4,585,916
ING Groep NV
1.15% (ICE LIBOR USD 3 Month+1.00%), 10/02/23 †	1,125	1,144,402
1.30% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	1,290	1,299,835
Shell International Finance BV 0.56% (ICE LIBOR USD 3 Month+0.40%), 11/13/23	3,100	3,121,917
Siemens 0.48% (United States Secured Overnight Financing Rate+0.43%), 03/11/24	6,100	6,148,686
		16,300,756
Norway: 0.1%
DNB Bank ASA 144A 0.75% (ICE LIBOR USD 3 Month+0.62%), 12/02/22	925	931,402
Singapore: 0.1%
DBS Group Holdings Ltd. 144A 0.75% (ICE LIBOR USD 3 Month+0.62%), 07/25/22	725	728,520
Spain: 0.5%
Banco Santander SA
1.24% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,100	1,114,224
1.24% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,125	1,140,905
1.68% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	675	681,527
		2,936,656
Sweden: 0.2%
Skandinaviska Enskilda Banken AB 144A 0.76% (ICE LIBOR USD 3 Month+0.65%), 12/12/22	725	730,616
Swedbank AB 144A 0.82% (ICE LIBOR USD 3 Month+0.70%), 03/14/22	650	652,375
		1,382,991
Switzerland: 3.4%
Credit Suisse AG 0.48% (United States Secured Overnight Financing Rate+0.45%), 02/04/22	2,625	2,629,090
Credit Suisse Group AG 144A
1.32% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	3,050	3,086,832
1.36% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	4,575	4,647,673
UBS AG/London 144A 0.39% (United States Secured Overnight Financing Rate+0.36%), 02/09/24	6,075	6,098,866
UBS Group AG 144A
1.11% (ICE LIBOR USD 3 Month+0.95%), 08/15/23	2,735	2,758,932
1.37% (ICE LIBOR USD 3 Month+1.22%), 05/23/23	2,225	2,245,372
1.66% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	525	529,080
		21,995,845
United Kingdom: 6.9%
Barclays Plc
1.54% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	9,125	9,287,383
1.59% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	1,700	1,711,304
1.74% (ICE LIBOR USD 3 Month+1.62%), 01/10/23	1,700	1,710,702
BAT Capital Corp. 1.04% (ICE LIBOR USD 3 Month+0.88%), 08/15/22	1,050	1,056,551
HSBC Holdings Plc
1.16% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	12,150	12,312,538
1.35% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	3,050	3,116,453
1.50% (ICE LIBOR USD 3 Month+1.38%), 09/12/26 †	4,575	4,723,631
Jackson National Life Global Funding 144A 0.65% (United States Secured Overnight Financing Rate+0.60%), 01/06/23	1,725	1,734,413
Reckitt Benckiser Treasury Services Plc 144A 0.69% (ICE LIBOR USD 3 Month+0.56%), 06/24/22	1,050	1,054,233
Standard Chartered Plc 144A
1.28% (ICE LIBOR USD 3 Month+1.15%), 01/20/23	1,300	1,305,933
1.30% (United States Secured Overnight Financing Rate+1.25%), 10/14/23	3,075	3,104,691
1.33% (ICE LIBOR USD 3 Month+1.20%), 09/10/22	2,100	2,102,260
UBS AG/London 144A 0.36% (United States Secured Overnight Financing Rate+0.32%), 06/01/23 †	2,225	2,232,167
		45,452,259
United States: 63.0%
7-Eleven, Inc. 144A 0.61% (ICE LIBOR USD 3 Month+0.45%), 08/10/22	2,150	2,150,549
AbbVie, Inc. 0.80% (ICE LIBOR USD 3 Month+0.65%), 11/21/22	1,125	1,132,466
Air Lease Corp. 0.48% (ICE LIBOR USD 3 Month+0.35%), 12/15/22	1,375	1,376,680
American Electric Power Co., Inc. 0.61% (ICE LIBOR USD 3 Month+0.48%), 11/01/23	3,700	3,702,730
American Express Co.
0.78% (ICE LIBOR USD 3 Month+0.62%), 05/20/22	1,250	1,255,404
0.87% (ICE LIBOR USD 3 Month+0.75%), 08/03/23	1,125	1,138,337
American Honda Finance Corp. 0.30% (ICE LIBOR USD 3 Month+0.15%), 02/22/23	1,125	1,125,512
Apple, Inc.
0.51% (ICE LIBOR USD 3 Month+0.35%), 05/11/22	1,050	1,053,416
0.66% (ICE LIBOR USD 3 Month+0.50%), 02/09/22	1,265	1,268,223
AT&T, Inc.
0.69% (United States Secured Overnight Financing Rate+0.64%), 03/25/24	4,575	4,586,030
1.30% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	9,825	10,075,507
Athene Global Funding 144A
0.74% (United States Secured Overnight Financing Rate+0.70%), 05/24/24	9,125	9,172,648
1.37% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	775	782,500
Atmos Energy Corp. 0.50% (ICE LIBOR USD 3 Month+0.38%), 03/09/23	2,450	2,450,692
Bank of America Corp.
0.54% (Bloomberg 3 Month Short Term Bank Yield Index+0.43%), 05/28/24	7,600	7,611,400
0.74% (United States Secured Overnight Financing Rate+0.69%), 04/22/25	3,675	3,708,161
0.78% (United States Secured Overnight Financing Rate+0.73%), 10/24/24	3,050	3,072,617
0.92% (ICE LIBOR USD 3 Month+0.79%), 03/05/24	9,125	9,206,473
0.95% (ICE LIBOR USD 3 Month+0.77%), 02/05/26	9,125	9,254,534
1.10% (ICE LIBOR USD 3 Month+0.96%), 07/23/24 †	3,075	3,121,161
1.13% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	3,350	3,371,737
1.29% (ICE LIBOR USD 3 Month+1.16%), 01/20/23	1,675	1,683,638
1.31% (ICE LIBOR USD 3 Month+1.18%), 10/21/22	675	676,768
Bank of New York Mellon Corp./The 1.18% (ICE LIBOR USD 3 Month+1.05%), 10/30/23	4,650	4,707,609
Becton Dickinson and Co. 1.16% (ICE LIBOR USD 3 Month+1.03%), 06/06/22	725	730,666
BMW US Capital LLC 144A 0.58% (United States Secured Overnight Financing Rate+0.53%), 04/01/24	4,575	4,617,381
Caterpillar Financial Services Corp.
0.18% (United States Secured Overnight Financing Rate+0.15%), 11/17/22	1,400	1,400,601
0.28% (United States Secured Overnight Financing Rate+0.24%), 05/17/24	3,075	3,079,088
CenterPoint Energy Resources Corp. 0.63% (ICE LIBOR USD 3 Month+0.50%), 03/02/23	2,250	2,250,567
CenterPoint Energy, Inc. 0.68% (United States Secured Overnight Financing Rate+0.65%), 05/13/24	4,275	4,280,714
Charles Schwab Corp./ The
0.55% (United States Secured Overnight Financing Rate+0.50%), 03/18/24	7,600	7,661,964
0.55% (United States Secured Overnight Financing Rate+0.52%), 05/13/26	3,050	3,076,983
Chevron USA, Inc. 0.36% (ICE LIBOR USD 3 Month+0.20%), 08/11/23	1,125	1,128,457
Cigna Corp. 1.02% (ICE LIBOR USD 3 Month+0.89%), 07/15/23	1,627	1,648,390
Citigroup, Inc.
0.70% (ICE LIBOR USD 3 Month+0.55%), 08/25/36	3,200	2,820,612
0.72% (United States Secured Overnight Financing Rate+0.67%), 05/01/25	3,075	3,090,322
0.90% (United States Secured Overnight Financing Rate+0.87%), 11/04/22	700	701,498
1.08% (ICE LIBOR USD 3 Month+0.95%), 07/24/23	1,700	1,712,728
1.09% (ICE LIBOR USD 3 Month+0.96%), 04/25/22	1,750	1,760,323
1.16% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	6,100	6,191,446
1.26% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	9,175	9,309,119
1.39% (ICE LIBOR USD 3 Month+1.25%), 07/01/26 †	3,975	4,094,044
1.56% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	4,475	4,533,469
Comcast Corp. 0.76% (ICE LIBOR USD 3 Month+0.63%), 04/15/24	3,125	3,163,550
ConocoPhillips Co. 1.06% (ICE LIBOR USD 3 Month+0.90%), 05/15/22	725	729,573
Credit Suisse AG/New York NY 0.44% (United States Secured Overnight Financing Rate+0.39%), 02/02/24	6,075	6,079,910
Dominion Energy, Inc. 0.65% (ICE LIBOR USD 3 Month+0.53%), 09/15/23	2,300	2,302,508
Duke Energy Corp. 0.30% (United States Secured Overnight Financing Rate+0.25%), 06/10/23	1,125	1,125,494
Duke Energy Progress LLC 0.34% (ICE LIBOR USD 3 Month+0.18%), 02/18/22	875	875,020
Equitable Financial Life Global Funding 144A 0.44% (United States Secured Overnight Financing Rate+0.39%), 04/06/23	1,475	1,480,142
Exxon Mobil Corp.
0.49% (ICE LIBOR USD 3 Month+0.33%), 08/16/22	1,050	1,053,454
0.50% (ICE LIBOR USD 3 Month+0.37%), 03/06/22 †	650	651,612
Florida Power & Light Co.
0.28% (United States Secured Overnight Financing Rate+0.25%), 05/10/23	2,250	2,250,538
0.51% (ICE LIBOR USD 3 Month+0.38%), 07/28/23	2,850	2,850,140
General Electric Co. 0.56% (ICE LIBOR USD 3 Month+0.38%), 05/05/26	5,725	5,653,466
General Motors Financial Co., Inc.
1.23% (United States Secured Overnight Financing Rate+1.20%), 11/17/23	4,575	4,656,778
1.46% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	675	681,265
Gilead Sciences, Inc. 0.67% (ICE LIBOR USD 3 Month+0.52%), 09/29/23	1,175	1,175,730
Goldman Sachs Group, Inc.
0.90% (ICE LIBOR USD 3 Month+0.75%), 02/23/23	5,850	5,902,320
0.91% (ICE LIBOR USD 3 Month+0.78%), 10/31/22	1,750	1,752,840
1.13% (ICE LIBOR USD 3 Month+1.00%), 07/24/23 †	1,675	1,687,320
1.18% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	1,675	1,686,886
1.33% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	9,150	9,398,362
1.74% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	10,950	11,285,062
1.88% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	6,125	6,470,679
Goldman Sachs Group, Inc./The
0.46% (United States Secured Overnight Financing Rate+0.41%), 01/27/23	1,700	1,701,132
0.57% (United States Secured Overnight Financing Rate+0.54%), 11/17/23 †	3,050	3,058,162
0.62% (United States Secured Overnight Financing Rate+0.58%), 03/08/24	4,269	4,282,471
Hartford Financial Services Group, Inc. 144A 2.28% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	2,975	2,881,915
Honeywell International, Inc.
0.38% (ICE LIBOR USD 3 Month+0.23%), 08/19/22	700	700,113
0.53% (ICE LIBOR USD 3 Month+0.37%), 08/08/22	850	853,672
Hyatt Hotels Corp. 3.13% (ICE LIBOR USD 3 Month+3.00%), 09/01/22	1,075	1,077,303
Intel Corp. 0.51% (ICE LIBOR USD 3 Month+0.35%), 05/11/22	1,200	1,203,232
JPMorgan Chase & Co.
0.58% (United States Secured Overnight Financing Rate+0.54%), 06/01/25	3,050	3,057,298
0.63% (United States Secured Overnight Financing Rate+0.58%), 03/16/24 †	7,625	7,673,888
0.63% (United States Secured Overnight Financing Rate+0.58%), 06/23/25	3,050	3,058,554
0.87% (ICE LIBOR USD 3 Month+0.73%), 04/23/24	3,050	3,078,724
0.94% (United States Secured Overnight Financing Rate+0.89%), 04/22/27	3,050	3,093,675
0.97% (ICE LIBOR USD 3 Month+0.85%), 01/10/25	3,050	3,090,100
1.03% (ICE LIBOR USD 3 Month+0.90%), 04/25/23	2,825	2,847,204
1.03% (ICE LIBOR USD 3 Month+0.89%), 07/23/24	6,100	6,189,587
1.13% (ICE LIBOR USD 3 Month+1.00%), 01/15/23	1,125	1,130,207
1.36% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	12,150	12,318,155
LYB International Finance III LLC 1.14% (ICE LIBOR USD 3 Month+1.00%), 10/01/23	1,550	1,552,201
Met Tower Global Funding 144A 0.60% (United States Secured Overnight Financing Rate+0.55%), 01/17/23	1,125	1,132,445
Metropolitan Life Global Funding I 144A
0.37% (United States Secured Overnight Financing Rate+0.32%), 01/07/24	3,825	3,836,748
0.62% (United States Secured Overnight Financing Rate+0.57%), 01/13/23	2,225	2,240,251
Morgan Stanley
0.75% (United States Secured Overnight Financing Rate+0.70%), 01/20/23	5,550	5,565,674
1.38% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	10,650	10,840,150
1.53% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	12,900	13,092,749
MPLX LP 1.22% (ICE LIBOR USD 3 Month+1.10%), 09/09/22	1,475	1,475,984
New York Life Global Funding 144A
0.27% (United States Secured Overnight Financing Rate+0.22%), 02/02/23	1,800	1,803,069
0.40% (ICE LIBOR USD 3 Month+0.28%), 01/10/23	1,125	1,128,375
NextEra Energy Capital Holdings, Inc.
0.42% (ICE LIBOR USD 3 Month+0.27%), 02/22/23	3,675	3,675,517
0.58% (United States Secured Overnight Financing Rate+0.54%), 03/01/23	1,125	1,130,655
ONE Gas, Inc. 0.73% (ICE LIBOR USD 3 Month+0.61%), 03/11/23	1,850	1,850,718
Otis Worldwide Corp. 0.59% (ICE LIBOR USD 3 Month+0.45%), 04/05/23	1,125	1,125,084
Pacific Gas and Electric Co. 1.60% (ICE LIBOR USD 3 Month+1.48%), 06/16/22	725	725,378
PNC Bank NA
0.48% (ICE LIBOR USD 3 Month+0.33%), 02/24/23	2,250	2,254,129
0.55% (ICE LIBOR USD 3 Month+0.43%), 12/09/22	1,075	1,076,600
0.63% (ICE LIBOR USD 3 Month+0.50%), 07/27/22	725	728,372
PPL Electric Utilities Corp. 0.38% (United States Secured Overnight Financing Rate+0.33%), 06/24/24	4,000	4,001,840
Public Storage 0.52% (United States Secured Overnight Financing Rate+0.47%), 04/23/24	4,330	4,337,108
QUALCOMM, Inc. 0.86% (ICE LIBOR USD 3 Month+0.73%), 01/30/23	1,175	1,186,380
Toyota Motor Credit Corp.
0.27% (United States Secured Overnight Financing Rate+0.22%), 03/28/22	1,550	1,550,556
0.37% (United States Secured Overnight Financing Rate+0.32%), 04/06/23	1,675	1,679,966
0.38% (United States Secured Overnight Financing Rate+0.33%), 01/11/24 †	4,575	4,595,553
0.39% (United States Secured Overnight Financing Rate+0.34%), 10/14/22 †	850	852,424
Truist Bank
0.75% (ICE LIBOR USD 3 Month+0.59%), 05/17/22	925	929,067
0.78% (United States Secured Overnight Financing Rate+0.73%), 03/09/23	1,125	1,133,616
Truist Financial Corp. 0.45% (United States Secured Overnight Financing Rate+0.40%), 06/09/25	6,100	6,107,856
TWDC Enterprises 18 Corp. 0.52% (ICE LIBOR USD 3 Month+0.39%), 03/04/22	670	671,630
United Parcel Service, Inc. 0.59% (ICE LIBOR USD 3 Month+0.45%), 04/01/23	1,175	1,181,835
US Bank NA
0.52% (ICE LIBOR USD 3 Month+0.40%), 12/09/22	850	854,650
0.59% (ICE LIBOR USD 3 Month+0.44%), 05/23/22	1,000	1,003,280
US Bank NA/Cincinnati OH 0.26% (Bloomberg 3 Month Short Term Bank Yield Index+0.17%), 06/02/23	2,250	2,252,140
Valero Energy Corp. 1.27% (ICE LIBOR USD 3 Month+1.15%), 09/15/23	1,325	1,326,516
Verizon Communications, Inc.
0.55% (United States Secured Overnight Financing Rate+0.50%), 03/22/24	4,575	4,607,296
0.84% (United States Secured Overnight Financing Rate+0.79%), 03/20/26	4,575	4,657,584
1.12% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	1,473	1,481,813
1.26% (ICE LIBOR USD 3 Month+1.10%), 05/15/25 †	10,882	11,206,818
Walt Disney Co. 0.52% (ICE LIBOR USD 3 Month+0.39%), 09/01/22	700	702,740
Wells Fargo & Co.
1.24% (ICE LIBOR USD 3 Month+1.11%), 01/24/23	1,275	1,281,418
1.36% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	12,175	12,338,629
Wells Fargo Bank NA 0.78% (ICE LIBOR USD 3 Month+0.66%), 09/09/22	1,400	1,401,524
		412,557,543
Total Floating Rate Notes (Cost: $650,219,609)		653,520,172

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $745,529)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	745,529	745,529
Total Investments: 100.0% (Cost: $650,965,138)		654,265,701
Other assets less liabilities: 0.0%		178,685
NET ASSETS: 100.0%		$654,444,386

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $4,499,488.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $115,200,554, or 17.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclicals	2.8%	$18,000,871
Consumer Non-Cyclicals	2.7	17,692,766
Energy	1.8	11,542,457
Financials	76.0	496,986,642
Healthcare	1.9	12,442,248
Industrials	1.8	11,978,704
Real Estate	0.7	4,337,108
Technology	7.2	47,066,865
Utilities	5.1	33,472,511
	100.0%	$653,520,172

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 4.7%
Colombia: 0.0%
Empresas Públicas de Medellín ESP Reg S 7.62%, 09/10/24	COP	3,596,000	$942,026
Germany: 0.0%
Kreditanstalt fuer Wiederaufbau 7.75%, 06/06/23	ZAR	8,300	592,142
Kreditanstalt fuer Wiederaufbau Reg S 1.70%, 01/17/22	PLN	3,000	784,646
			1,376,788
Mexico: 0.1%
Petróleos Mexicanos Reg S
7.19%, 09/12/24	MXN	28,330	1,364,143
7.65%, 11/24/21	MXN	21,555	1,085,182
			2,449,325
Philippines: 0.0%
Asian Development Bank 12.00%, 05/13/22	TRY	9,400	1,054,956
Russia: 0.0%
RusHyrdo Via RusHydro Capital Markets DAC Reg S 8.12%, 09/28/22	RUB	134,900	1,866,112
South Africa: 0.4%
Eskom Holdings SOC Ltd.
0.01%, 08/18/27	ZAR	82,330	2,727,802
7.50%, 09/15/33	ZAR	11,000	572,602
7.85%, 04/02/26	ZAR	25,350	1,703,455
Transnet SOC Ltd.
9.50%, 08/19/25	ZAR	21,000	1,491,368
10.80%, 11/06/23	ZAR	85,800	6,367,831
13.50%, 04/18/28	ZAR	5,000	415,039
			13,278,097
Supranational: 4.1%
European Bank for Reconstruction & Development
0.20%, 12/23/22	PLN	7,400	1,914,414
0.25%, 11/20/23	PLN	8,500	2,184,186
6.25%, 07/25/22	IDR	67,170,000	4,723,706
6.45%, 12/13/22	IDR	5,600,000	397,760
7.50%, 05/15/22	IDR	37,220,000	2,623,492
European Bank for Reconstruction & Development Reg S 6.00%, 07/24/23	RUB	62,000	847,348
European Investment Bank
4.25%, 10/25/22	PLN	40,070	10,928,282
7.25%, 02/28/23	ZAR	5,200	367,442
7.62%, 01/12/22	MXN	44,420	2,262,882
7.75%, 01/30/25	MXN	17,210	903,990
8.12%, 12/21/26	ZAR	214,265	15,661,136
European Investment Bank 144A 5.75%, 01/24/25	IDR	51,750,000	3,684,815
European Investment Bank Reg S
2.75%, 08/25/26	PLN	39,253	10,935,926
3.00%, 05/24/24	PLN	47,602	13,171,706
5.20%, 03/01/22	IDR	45,000,000	3,123,008
8.00%, 05/05/27	ZAR	17,500	1,275,181
8.50%, 09/17/24	ZAR	7,600	558,463
Inter-American Development Bank
7.50%, 12/05/24	MXN	129,870	6,721,890
7.88%, 03/14/23	IDR	53,740,000	3,913,814
Inter-American Development Bank Reg S
7.70%, 02/12/24	MXN	52,500	2,713,361
International Bank for Reconstruction & Development
2.00%, 07/23/25	PHP	34,800	658,997
5.00%, 01/28/25	RUB	160,000	2,146,548
6.00%, 07/31/24	RUB	467,400	6,429,069
6.14%, 06/27/22	RUB	198,500	2,730,566
6.75%, 11/14/22	RUB	474,000	6,526,656
7.25%, 03/15/24	IDR	32,100,000	2,357,588
International Finance Corp.
5.50%, 03/20/23	RUB	540,000	7,336,508
6.38%, 04/11/22	RUB	37,300	510,071
6.50%, 02/04/26	RUB	537,100	7,612,107
7.00%, 02/14/24	BRL	1,800	347,095
7.00%, 07/20/27	MXN	175,100	8,918,334
7.25%, 02/02/24	MXN	2,500	128,717
7.50%, 01/18/28	MXN	104,600	5,469,254
7.75%, 01/18/30	MXN	122,880	6,490,653
8.00%, 10/09/23	IDR	17,500,000	1,293,457
8.00%, 07/27/27	ZAR	3,000	212,719
International Finance Corp. Reg S 8.38%, 05/31/29	MXN	50,500	2,720,864
			150,802,005
United Kingdom: 0.1%
European Bank for Reconstruction & Development
5.00%, 11/05/24	RUB	34,200	456,856
8.00%, 10/17/22	TRY	810	86,150
12.50%, 02/09/23	TRY	8,100	888,865
European Bank for Reconstruction & Development Reg S 10.00%, 09/28/22	TRY	5,400	590,525
			2,022,396
United States: 0.0%
International Finance Corp. 8.80%, 10/11/22	TRY	1,000	109,809
Total Corporate Bonds (Cost: $189,381,166)			173,901,514
GOVERNMENT OBLIGATIONS: 92.9%
Brazil: 9.0%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/24 ^	BRL	489,930	78,091,107
0.00%, 07/01/24 ^	BRL	161,770	24,652,672
0.00%, 07/01/23 ^	BRL	245,400	40,939,170
0.01%, 07/01/22	BRL	184,160	33,532,377
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/23	BRL	235,283	46,931,930
10.00%, 01/01/25	BRL	183,715	36,968,013
10.00%, 01/01/27	BRL	177,010	35,650,008
10.00%, 01/01/29	BRL	107,030	21,556,318
10.00%, 01/01/31	BRL	53,970	10,778,367
Brazilian Government International Bond
8.50%, 01/05/24	BRL	6,490	1,286,828
10.25%, 01/10/28	BRL	9,540	1,948,869
			332,335,659
Chile: 3.0%
Bonos de la Tesoreria de la Republica de Chile
2.50%, 03/01/25	CLP	18,735,000	24,115,400
4.50%, 03/01/26	CLP	12,215,000	16,638,345
5.00%, 03/01/35	CLP	13,855,000	18,480,886
6.00%, 01/01/43	CLP	10,925,000	16,011,361
Bonos de la Tesoreria de la Republica de Chile 144A Reg S
2.30%, 10/01/28	CLP	3,550,000	4,085,879
4.00%, 03/01/23	CLP	6,225,000	8,416,345
4.70%, 09/01/30	CLP	11,615,000	15,581,490
5.00%, 10/01/28	CLP	5,040,000	7,004,116
			110,333,822
China: 9.9%
China Government Bond
1.99%, 04/09/25	CNY	142,000	21,463,196
2.36%, 07/02/23	CNY	112,090	17,323,328
2.68%, 05/21/30	CNY	164,090	24,871,521
2.84%, 04/08/24	CNY	52,260	8,162,251
2.85%, 06/04/27	CNY	183,460	28,538,900
2.88%, 11/05/23	CNY	125,050	19,543,068
2.94%, 10/17/24	CNY	95,450	14,950,675
3.01%, 05/13/28	CNY	45,310	7,095,474
3.02%, 10/22/25	CNY	124,190	19,517,852
3.02%, 05/27/31	CNY	38,770	6,095,567
3.03%, 03/11/26	CNY	74,300	11,688,127
3.12%, 12/05/26	CNY	108,760	17,179,104
3.13%, 11/21/29	CNY	102,280	16,088,129
3.19%, 04/11/24	CNY	130,510	20,585,609
3.22%, 12/06/25	CNY	78,450	12,395,121
3.25%, 06/06/26	CNY	136,750	21,714,187
3.25%, 11/22/28	CNY	72,310	11,473,695
3.27%, 11/19/30	CNY	127,050	20,312,100
3.28%, 12/03/27	CNY	88,190	14,083,955
3.29%, 10/18/23	CNY	72,280	11,397,285
3.29%, 05/23/29	CNY	110,760	17,579,484
3.72%, 04/12/51	CNY	23,420	3,817,071
3.81%, 09/14/50	CNY	133,930	22,013,260
			367,888,959
Colombia: 3.9%
Colombia Government International Bond
4.38%, 03/21/23	COP	2,825,000	745,711
9.85%, 06/28/27	COP	4,334,000	1,337,113
Colombian TES
5.75%, 11/03/27	COP	45,890,000	11,457,435
6.00%, 04/28/28	COP	70,313,100	17,610,271
6.25%, 11/26/25	COP	45,566,000	12,049,251
6.25%, 07/09/36	COP	18,425,000	4,133,145
7.00%, 05/04/22	COP	49,746,900	13,310,407
7.00%, 06/30/32	COP	57,151,700	14,473,465
7.25%, 10/18/34	COP	62,150,000	15,778,278
7.25%, 10/26/50	COP	26,949,000	6,358,478
7.50%, 08/26/26	COP	64,821,700	17,842,308
7.75%, 09/18/30	COP	47,862,100	13,048,984
10.00%, 07/24/24	COP	45,733,800	13,480,308
Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	COP	12,300,000	3,262,436
			144,887,590
Czech Republic: 3.9%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	113,990	4,656,335
0.25%, 02/10/27	CZK	271,250	11,739,206
1.20%, 03/13/31	CZK	253,820	11,313,949
1.75%, 06/23/32	CZK	97,500	4,576,661
2.00%, 10/13/33	CZK	264,950	12,695,856
2.75%, 07/23/29	CZK	239,050	12,056,936
Czech Republic Government Bond Reg S
0.45%, 10/25/23	CZK	254,330	11,611,525
0.95%, 05/15/30	CZK	277,080	12,155,092
1.00%, 06/26/26	CZK	297,130	13,459,531
2.40%, 09/17/25	CZK	256,550	12,354,842
2.50%, 08/25/28	CZK	271,450	13,380,928
4.20%, 12/04/36	CZK	144,800	8,835,674
4.70%, 09/12/22	CZK	174,310	8,494,556
5.70%, 05/25/24	CZK	154,710	8,075,871
			145,406,962
Dominican Republic: 1.4%
Dominican Republic International Bond 144A 9.75%, 06/05/26	DOP	1,378,750	27,670,040
Dominican Republic International Bond Reg S
8.90%, 02/15/23	DOP	1,019,450	18,868,826
9.75%, 06/05/26	DOP	360,250	7,229,833
			53,768,699
Hungary: 3.7%
Hungary Government Bond
1.00%, 11/26/25	HUF	3,119,880	9,931,295
1.50%, 08/23/23	HUF	1,344,020	4,483,064
1.50%, 04/22/26	HUF	3,147,780	10,201,547
1.50%, 08/26/26	HUF	1,280,860	4,138,167
1.75%, 10/26/22	HUF	1,531,720	5,141,782
2.00%, 05/23/29	HUF	1,611,830	5,248,148
2.25%, 04/20/33	HUF	2,054,900	6,404,189
2.50%, 10/24/24	HUF	2,592,900	8,774,539
2.75%, 12/22/26	HUF	2,384,970	8,187,463
3.00%, 06/26/24	HUF	2,071,580	7,122,809
3.00%, 10/27/27	HUF	2,955,320	10,295,879
3.00%, 08/21/30	HUF	2,637,770	9,212,019
3.00%, 10/27/38	HUF	1,539,140	5,023,689
3.25%, 10/22/31	HUF	3,280,940	11,632,328
5.50%, 06/24/25	HUF	2,893,090	10,860,017
6.00%, 11/24/23	HUF	2,483,110	9,081,127
6.75%, 10/22/28	HUF	1,493,820	6,465,529
7.00%, 06/24/22	HUF	1,260,620	4,412,393
			136,615,984
Indonesia: 9.2%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	154,070,000	10,812,864
5.62%, 05/15/23	IDR	143,640,000	10,205,783
6.12%, 05/15/28	IDR	187,811,000	13,181,253
6.25%, 06/15/36	IDR	36,960,000	2,547,397
6.50%, 06/15/25	IDR	251,770,000	18,409,457
6.50%, 02/15/31	IDR	155,790,000	10,948,657
6.62%, 05/15/33	IDR	149,973,000	10,404,226
7.00%, 05/15/22	IDR	19,250,000	1,371,625
7.00%, 05/15/27	IDR	206,028,000	15,299,849
7.00%, 09/15/30	IDR	262,280,000	19,087,274
7.50%, 08/15/32	IDR	94,850,000	7,019,783
7.50%, 06/15/35	IDR	215,070,000	15,651,594
7.50%, 05/15/38	IDR	125,480,000	9,100,562
7.50%, 04/15/40	IDR	198,300,000	14,374,950
8.12%, 05/15/24	IDR	151,510,000	11,491,537
8.25%, 05/15/29	IDR	176,560,000	13,822,039
8.25%, 06/15/32	IDR	107,014,000	8,322,831
8.25%, 05/15/36	IDR	178,865,000	13,820,063
8.38%, 03/15/24	IDR	198,473,000	15,080,839
8.38%, 09/15/26	IDR	284,797,000	22,399,764
8.38%, 03/15/34	IDR	243,014,000	18,984,912
8.38%, 04/15/39	IDR	152,520,000	11,879,950
8.75%, 05/15/31	IDR	121,347,000	9,839,343
9.00%, 03/15/29	IDR	175,612,000	14,261,775
9.50%, 07/15/31	IDR	118,131,000	9,948,458
10.50%, 08/15/30	IDR	42,002,000	3,728,530
11.00%, 09/15/25	IDR	51,912,000	4,346,466
Perusahaan Penerbit SBSN
6.50%, 05/15/23	IDR	60,870,000	4,385,537
6.62%, 10/15/24	IDR	59,690,000	4,362,113
8.25%, 09/15/23	IDR	68,599,000	5,104,828
8.75%, 08/15/23	IDR	38,720,000	2,905,411
8.88%, 11/15/31	IDR	112,280,000	9,072,301
			342,171,971
Malaysia: 5.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR	23,150	5,240,775
3.48%, 03/15/23	MYR	16,378	3,980,047
3.48%, 06/14/24	MYR	22,425	5,489,561
3.50%, 05/31/27	MYR	32,087	7,881,183
3.73%, 06/15/28	MYR	36,858	9,128,662
3.76%, 04/20/23	MYR	38,318	9,361,029
3.76%, 05/22/40	MYR	35,217	8,100,156
3.80%, 08/17/23	MYR	16,471	4,047,483
3.83%, 07/05/34	MYR	36,470	8,684,072
3.88%, 08/15/29	MYR	38,757	9,653,183
3.90%, 11/30/26	MYR	17,444	4,395,027
3.90%, 11/16/27	MYR	27,405	6,868,002
3.91%, 07/15/26	MYR	25,830	6,466,384
3.96%, 09/15/25	MYR	48,321	12,084,365
4.06%, 09/30/24	MYR	22,414	5,592,564
4.07%, 06/15/50	MYR	24,638	5,721,396
4.18%, 07/15/24	MYR	20,950	5,237,775
4.25%, 05/31/35	MYR	17,961	4,514,144
4.76%, 04/07/37	MYR	29,780	7,809,342
Malaysia Government Investment Issue
3.15%, 05/15/23	MYR	20,934	5,065,330
3.42%, 09/30/27	MYR	30,086	7,321,456
3.45%, 07/15/36	MYR	14,890	3,344,771
3.46%, 10/15/30	MYR	39,607	9,514,692
3.65%, 10/15/24	MYR	23,831	5,883,521
3.73%, 03/31/22	MYR	4,865	1,167,467
3.73%, 03/31/26	MYR	36,831	9,156,052
3.95%, 04/14/22	MYR	13,875	3,337,216
4.09%, 11/30/23	MYR	14,829	3,671,786
4.13%, 08/15/25	MYR	28,510	7,184,122
4.13%, 07/09/29	MYR	22,545	5,714,050
4.26%, 07/26/27	MYR	24,654	6,275,051
4.37%, 10/31/28	MYR	24,878	6,393,709
			204,284,373
Mexico: 7.3%
Mexican Bonos
5.75%, 03/05/26	MXN	624,273	30,568,935
6.50%, 06/09/22	MXN	462,543	23,494,795
6.75%, 03/09/23	MXN	462,328	23,687,087
7.50%, 06/03/27	MXN	280,840	14,726,903
7.75%, 05/29/31	MXN	306,638	16,392,252
7.75%, 11/23/34	MXN	149,904	7,960,214
7.75%, 11/13/42	MXN	346,322	17,759,436
8.00%, 12/07/23	MXN	412,430	21,726,911
8.00%, 09/05/24	MXN	434,220	22,987,538
8.00%, 11/07/47	MXN	355,726	18,625,376
8.50%, 05/31/29	MXN	473,021	26,247,754
8.50%, 11/18/38	MXN	378,551	20,866,567
10.00%, 12/05/24	MXN	330,036	18,512,303
10.00%, 11/20/36	MXN	128,221	8,070,961
			271,627,032
Peru: 2.6%
Peru Government Bond
5.35%, 08/12/40	PEN	28,575	5,650,498
5.40%, 08/12/34	PEN	38,990	8,284,744
5.70%, 08/12/24	PEN	22,480	5,995,503
5.94%, 02/12/29	PEN	57,875	14,690,133
6.15%, 08/12/32	PEN	50,750	12,305,471
6.35%, 08/12/28	PEN	52,435	13,691,841
6.90%, 08/12/37	PEN	50,995	12,173,084
6.95%, 08/12/31	PEN	49,922	13,004,230
8.20%, 08/12/26	PEN	41,745	12,385,972
			98,181,476
Philippines: 1.4%
Philippine Government International Bond
3.90%, 11/26/22	PHP	831,200	16,796,282
6.25%, 01/14/36	PHP	1,556,500	36,875,512
			53,671,794
Poland: 5.2%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	33,364	8,269,180
0.75%, 04/25/25	PLN	54,204	14,114,205
1.25%, 10/25/30	PLN	62,512	15,800,225
2.25%, 04/25/22	PLN	33,704	8,907,426
2.25%, 10/25/24	PLN	62,716	17,128,206
2.50%, 01/25/23	PLN	55,442	14,890,289
2.50%, 04/25/24	PLN	10,611	2,904,559
2.50%, 07/25/26	PLN	46,491	12,943,084
2.50%, 07/25/27	PLN	63,627	17,796,180
2.75%, 04/25/28	PLN	66,026	18,838,234
2.75%, 10/25/29	PLN	88,844	25,453,560
3.25%, 07/25/25	PLN	72,491	20,602,550
4.00%, 10/25/23	PLN	43,714	12,272,439
5.75%, 09/23/22	PLN	11,583	3,205,133
			193,125,270
Romania: 3.3%
Romania Government Bond
3.25%, 04/29/24	RON	29,695	7,278,653
3.25%, 06/24/26	RON	12,315	3,008,880
3.40%, 03/08/22	RON	26,100	6,343,277
3.50%, 12/19/22	RON	28,355	6,945,856
3.65%, 07/28/25	RON	31,975	7,962,872
3.65%, 09/24/31	RON	28,110	6,754,153
3.70%, 11/25/24	RON	24,720	6,156,432
4.00%, 10/25/23	RON	27,640	6,894,619
4.15%, 01/26/28	RON	26,200	6,639,089
4.15%, 10/24/30	RON	15,280	3,852,994
4.25%, 06/28/23	RON	28,170	7,024,181
4.40%, 09/25/23	RON	27,700	6,959,873
4.50%, 06/17/24	RON	31,230	7,913,640
4.75%, 02/24/25	RON	26,635	6,856,409
4.85%, 04/22/26	RON	29,650	7,730,943
5.00%, 02/12/29	RON	27,405	7,313,147
5.80%, 07/26/27	RON	28,800	7,977,033
5.85%, 04/26/23	RON	27,120	6,922,069
			120,534,120
Russia: 4.8%
Russian Federal Bond
4.50%, 07/16/25	RUB	692,743	8,784,283
5.70%, 05/17/28	RUB	970,944	12,577,461
6.00%, 10/06/27	RUB	901,282	11,885,308
6.10%, 07/18/35	RUB	882,143	11,227,739
6.50%, 02/28/24	RUB	580,206	7,905,477
6.90%, 05/23/29	RUB	686,509	9,491,286
7.00%, 08/16/23	RUB	321,313	4,420,988
7.05%, 01/19/28	RUB	664,145	9,247,511
7.10%, 10/16/24	RUB	545,045	7,553,318
7.15%, 11/12/25	RUB	440,677	6,146,033
7.25%, 05/10/34	RUB	673,038	9,490,950
7.40%, 12/07/22	RUB	166,665	2,301,713
7.40%, 07/17/24	RUB	479,464	6,688,491
7.60%, 07/20/22	RUB	77,348	1,068,582
7.65%, 04/10/30	RUB	873,939	12,682,651
7.70%, 03/23/33	RUB	689,967	10,088,110
7.70%, 03/16/39	RUB	577,432	8,514,476
7.75%, 09/16/26	RUB	717,365	10,284,224
7.95%, 10/07/26	RUB	613,808	8,857,524
8.15%, 02/03/27	RUB	670,985	9,798,225
8.50%, 09/17/31	RUB	491,893	7,565,324
			176,579,674
Serbia: 1.5%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	1,889,550	20,918,462
4.50%, 08/20/32	RSD	1,714,700	19,123,937
5.88%, 02/08/28	RSD	1,406,330	17,154,913
			57,197,312
South Africa: 6.5%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	188,514	9,112,618
6.50%, 02/28/41	ZAR	194,078	8,858,955
7.00%, 02/28/31	ZAR	252,428	14,875,198
7.75%, 02/28/23	ZAR	85,190	6,068,610
8.00%, 01/31/30	ZAR	504,395	32,834,169
8.25%, 03/31/32	ZAR	387,629	24,212,732
8.50%, 01/31/37	ZAR	394,732	23,090,500
8.75%, 01/31/44	ZAR	340,673	19,665,143
8.75%, 02/28/48	ZAR	565,437	32,551,171
8.88%, 02/28/35	ZAR	360,265	22,363,775
9.00%, 01/31/40	ZAR	270,094	16,195,423
10.50%, 12/21/26	ZAR	385,259	30,033,265
			239,861,559
Thailand: 6.5%
Thailand Government Bond
0.75%, 06/17/24	THB	317,434	9,710,722
0.95%, 06/17/25	THB	449,360	13,824,259
1.45%, 12/17/24	THB	470,278	14,712,719
1.58%, 12/17/35	THB	203,231	5,951,819
1.60%, 12/17/29	THB	395,506	12,265,039
1.60%, 06/17/35	THB	185,815	5,367,630
1.88%, 06/17/22	THB	215,798	6,647,301
2.00%, 12/17/22	THB	340,938	10,591,728
2.00%, 12/17/31	THB	102,025	3,238,309
2.00%, 06/17/42	THB	99,712	2,905,390
2.12%, 12/17/26	THB	457,266	14,845,949
2.40%, 12/17/23	THB	417,875	13,275,469
2.88%, 12/17/28	THB	385,794	13,141,261
2.88%, 06/17/46	THB	338,978	11,218,230
3.30%, 06/17/38	THB	485,493	17,237,118
3.40%, 06/17/36	THB	362,192	13,004,945
3.62%, 06/16/23	THB	336,471	10,833,410
3.65%, 06/20/31	THB	375,874	13,668,622
3.77%, 06/25/32	THB	512,227	18,833,434
3.85%, 12/12/25	THB	382,542	13,192,110
4.75%, 12/20/24	THB	824	28,543
4.88%, 06/22/29	THB	405,269	15,534,512
			240,028,519
Turkey: 2.8%
Turkey Government Bond
7.10%, 03/08/23	TRY	66,894	6,791,067
8.00%, 03/12/25	TRY	50,881	4,558,266
8.50%, 09/14/22	TRY	34,754	3,749,528
9.00%, 07/24/24	TRY	74,423	7,126,829
10.40%, 03/20/24	TRY	29,053	2,939,552
10.50%, 08/11/27	TRY	59,658	5,362,278
10.60%, 02/11/26	TRY	100,029	9,477,932
10.70%, 08/17/22	TRY	65,744	7,294,914
11.00%, 03/02/22	TRY	48,725	5,577,167
11.00%, 02/24/27	TRY	61,595	5,719,222
11.70%, 11/13/30	TRY	103,013	9,418,192
12.20%, 01/18/23	TRY	80,240	8,898,618
12.40%, 03/08/28	TRY	40,662	3,992,813
12.60%, 10/01/25	TRY	157,415	16,130,084
16.20%, 06/14/23	TRY	68,855	7,963,046
			104,999,508
Uruguay: 1.5%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	1,418,053	33,013,388
Uruguay Government International Bond 144A 8.50%, 03/15/28	UYU	138,894	3,303,374
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	738,236	17,557,772
			53,874,534
Total Government Obligations (Cost: $3,541,160,577)			3,447,374,817
Total Investments: 97.6% (Cost: $3,730,541,743)			3,621,276,331
Other assets less liabilities: 2.4%			87,510,857
NET ASSETS: 100.0%			$3,708,787,188

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $69,746,059, or 1.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	0.1%	$2,449,325
Financials	4.3	157,232,066
Government Activity	95.2	3,447,374,817
Industrials	0.2	8,274,238
Utilities	0.2	5,945,885
	100.0%	$3,621,276,331

VANECK VECTORS MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 98.8%
Brazil: 1.5%
Vale Overseas Ltd.
3.75%, 07/08/30	USD	50	$53,563
6.88%, 11/21/36	USD	75	104,738
			158,301
Canada: 5.3%
Alimentation Couche-Tard, Inc. 144A 3.55%, 07/26/27	USD	50	55,659
Bank of Nova Scotia 4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	USD	50	54,938
Canadian Natural Resources Ltd. 6.25%, 03/15/38	USD	50	68,174
Enbridge, Inc.
3.12%, 11/15/29	USD	75	80,866
5.50%, 07/15/77	USD	50	53,680
Spectra Energy Partners LP 4.75%, 03/15/24	USD	50	54,829
Suncor Energy, Inc. 6.50%, 06/15/38	USD	50	71,457
TransCanada PipeLines Ltd. 7.62%, 01/15/39	USD	50	79,650
Transcanada Trust 5.50% (United States Secured Overnight Financing Rate+4.42%), 09/15/79	USD	25	27,856
			547,109
China: 0.5%
Bank of China Hong Kong Ltd. 144A 5.90% (US Treasury Yield Curve Rate T 5 Year+3.04%), 09/14/23 (o)	USD	50	53,969
Denmark: 1.5%
Danske Bank A/S 144A 1.17% (US Treasury Yield Curve Rate T 1 Year+1.03%), 12/08/23	USD	150	150,731
France: 6.3%
BNP Paribas SA 144A
4.62%, 03/13/27	USD	50	56,805
7.20% (ICE LIBOR USD 3 Month+1.29%), 06/25/37 (o) †	USD	125	132,969
Credit Agricole SA 144A 4.38%, 03/17/25	USD	100	110,427
Societe Generale SA 144A
3.00%, 01/22/30 †	USD	50	52,866
4.25%, 04/14/25	USD	50	54,672
4.75%, 09/14/28	USD	100	117,316
5.00%, 01/17/24	USD	100	108,725
			633,780
Germany: 1.4%
Deutsche Bank AG 3.30%, 11/16/22	USD	100	103,434
E.ON International Finance BV 144A 6.65%, 04/30/38	USD	25	37,641
			141,075
India: 0.5%
Bharti Airtel Ltd. 144A 4.38%, 06/10/25	USD	50	54,750
Italy: 3.4%
Enel Finance International NV 144A
3.62%, 05/25/27	USD	200	223,659
6.00%, 10/07/39	USD	50	71,525
Intesa Sanpaolo SpA 144A 3.38%, 01/12/23	USD	50	51,964
			347,148
Luxembourg: 1.5%
DH Europe Finance II Sarl 3.25%, 11/15/39	USD	50	54,827
Gazprom PJSC Via Gaz Capital SA 144A 7.29%, 08/16/37	USD	75	104,896
			159,723
Mexico: 1.2%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 144A 4.38%, 04/11/27	USD	50	53,675
Southern Copper Corp. 6.75%, 04/16/40	USD	50	69,676
			123,351
Netherlands: 1.3%
Heineken NV 144A 2.75%, 04/01/23	USD	25	25,923
Lukoil Securities BV 144A 3.88%, 05/06/30	USD	50	53,328
Prosus NV 144A 3.68%, 01/21/30	USD	50	52,738
			131,989
Saudi Arabia: 0.6%
Motiva Enterprises LLC 144A 6.85%, 01/15/40	USD	50	65,469
Spain: 1.9%
Banco Santander SA 2.75%, 12/03/30	USD	50	50,499
Santander Holdings USA, Inc.
4.40%, 07/13/27	USD	50	56,582
4.50%, 07/17/25	USD	75	83,408
			190,489
Switzerland: 2.4%
Credit Suisse Group AG 144A
3.09% (United States Secured Overnight Financing Rate+1.73%), 05/14/32	USD	100	104,610
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	USD	125	142,672
			247,282
United Kingdom: 5.3%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	USD	200	204,576
5.20%, 05/12/26	USD	100	115,348
Standard Chartered Plc 144A 4.30%, 02/19/27 †	USD	200	221,331
			541,255
United States: 64.2%
7-Eleven, Inc. 144A 0.62%, 02/10/23	USD	25	25,017
Ally Financial, Inc. 8.00%, 11/01/31	USD	50	72,821
Altria Group, Inc.
4.00%, 02/04/61	USD	50	49,466
4.25%, 08/09/42	USD	100	106,912
4.80%, 02/14/29	USD	125	146,442
Ares Capital Corp.
3.50%, 02/10/23	USD	50	51,846
3.88%, 01/15/26	USD	50	54,018
AT&T, Inc.
2.62%, 12/01/22	USD	25	25,633
4.12%, 02/17/26	USD	75	84,439
4.30%, 02/15/30	USD	100	116,685
4.35%, 03/01/29	USD	100	116,468
4.45%, 04/01/24	USD	50	54,540
5.25%, 03/01/37	USD	100	127,345
Bayer US Finance II LLC 144A 3.88%, 12/15/23	USD	50	53,515
Becton Dickinson and Co. 3.36%, 06/06/24	USD	75	80,374
Brighthouse Financial, Inc. 4.70%, 06/22/47	USD	50	56,340
Broadridge Financial Solutions, Inc. 2.60%, 05/01/31	USD	25	26,035
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 02/01/24	USD	25	27,212
4.91%, 07/23/25	USD	125	141,955
5.05%, 03/30/29	USD	125	149,293
5.38%, 05/01/47	USD	75	93,031
6.48%, 10/23/45	USD	50	70,509
CoStar Group, Inc. 144A 2.80%, 07/15/30	USD	25	25,866
Discover Financial Services 4.10%, 02/09/27	USD	50	56,841
Dow Chemical Co. 9.40%, 05/15/39	USD	50	90,507
Enterprise Products Operating LLC 5.95%, 02/01/41	USD	50	70,575
Exelon Corp. 4.05%, 04/15/30	USD	100	115,667
Exelon Generation Co. LLC 3.25%, 06/01/25	USD	50	54,158
Fifth Third Bancorp 8.25%, 03/01/38	USD	35	59,374
FS KKR Capital Corp. 3.40%, 01/15/26	USD	25	26,134
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	USD	200	245,695
General Electric Co.
3.45%, 05/01/27	USD	75	83,213
4.35%, 05/01/50 †	USD	50	61,727
5.88%, 01/14/38	USD	50	69,230
6.75%, 03/15/32	USD	50	69,758
GLP Capital LP / GLP Financing II, Inc. 5.38%, 04/15/26	USD	50	57,939
HCA, Inc.
4.12%, 06/15/29	USD	75	85,666
5.00%, 03/15/24	USD	100	110,671
5.12%, 06/15/39	USD	50	63,888
5.25%, 06/15/26	USD	50	58,287
5.50%, 06/15/47	USD	50	66,689
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	USD	75	108,753
Lowe’s Cos, Inc. 4.00%, 04/15/25	USD	25	27,719
McDonald’s Corp.
2.62%, 09/01/29	USD	35	37,410
3.60%, 07/01/30	USD	50	56,888
4.45%, 03/01/47	USD	50	62,952
4.88%, 12/09/45	USD	50	66,244
6.30%, 03/01/38	USD	50	73,211
Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	USD	50	52,420
Mondelez International, Inc.
1.50%, 05/04/25	USD	25	25,596
2.75%, 04/13/30	USD	25	26,714
Oracle Corp.
2.50%, 04/01/25	USD	125	131,647
2.88%, 03/25/31	USD	75	79,442
3.60%, 04/01/40	USD	75	80,436
3.80%, 11/15/37	USD	50	55,629
4.00%, 07/15/46	USD	50	55,566
6.50%, 04/15/38	USD	75	107,443
Owl Rock Capital Corp. 3.40%, 07/15/26	USD	50	52,593
Phillips 66 5.88%, 05/01/42	USD	25	35,061
Prudential Financial, Inc. 5.70% (ICE LIBOR USD 3 Month+2.67%), 09/15/48	USD	50	59,168
Sabine Pass Liquefaction LLC 5.00%, 03/15/27	USD	25	29,155
Sherwin-Williams Co. 3.45%, 06/01/27	USD	50	55,633
Stellantis NV 5.25%, 04/15/23	USD	50	53,747
Synchrony Financial
3.95%, 12/01/27	USD	50	55,985
4.25%, 08/15/24	USD	50	54,627
Sysco Corp.
3.30%, 07/15/26	USD	25	27,407
5.95%, 04/01/30	USD	75	97,369
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26	USD	50	54,456
4.10%, 08/15/47	USD	50	62,215
4.50%, 03/25/30	USD	50	60,544
Time Warner Cable LLC 7.30%, 07/01/38	USD	100	147,099
Time Warner Entertainment Co. LP
8.38%, 03/15/23	USD	75	84,362
8.38%, 07/15/33	USD	50	76,812
T-Mobile USA, Inc.
3.50%, 04/15/25	USD	150	163,304
3.75%, 04/15/27	USD	155	173,097
3.88%, 04/15/30	USD	35	39,638
Valero Energy Corp. 6.62%, 06/15/37	USD	50	69,461
Verizon Communications, Inc.
1.45%, 03/20/26	USD	100	101,421
3.38%, 02/15/25	USD	50	54,427
3.50%, 11/01/24	USD	50	54,219
4.02%, 12/03/29	USD	50	57,925
4.12%, 03/16/27	USD	100	114,641
4.33%, 09/21/28	USD	100	117,439
Volkswagen Group of America Finance LLC 144A 2.70%, 09/26/22	USD	50	51,307
Wells Fargo & Co.
4.65%, 11/04/44	USD	50	62,999
5.38%, 11/02/43	USD	100	136,799
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	USD	50	58,707
			6,511,468
Total Corporate Bonds (Cost: $9,881,678)			10,057,889

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3% (Cost: $128,916)
Money Market Fund: 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio		128,916	128,916
Total Investments: 100.1% (Cost: $10,010,594)			10,186,805
Liabilities in excess of other assets: (0.1)%			(9,520)
NET ASSETS: 100.0%			$10,177,285

Definitions:

USD	United States Dollar

Footnotes:

(o)	Perpetual Maturity — the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $443,505.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,366,445, or 23.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.7%	$374,116
Consumer Cyclicals	9.1	911,477
Consumer Non-Cyclicals	8.7	870,434
Energy	8.1	813,486
Financials	34.1	3,428,240
Healthcare	6.9	696,305
Industrials	1.6	165,953
Real Estate	0.6	57,939
Technology	22.2	2,231,950
Utilities	5.0	507,989
	100.0%	$10,057,889

VANECK VECTORS MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 98.9%
Brazil: 1.1%
Vale Overseas Ltd.
3.75%, 07/08/30	USD	50	$53,563
6.88%, 11/21/36	USD	75	104,738
			158,301
Canada: 7.8%
Alimentation Couche- Tard, Inc. 144A 2.95%, 01/25/30	USD	100	105,900
Bank of Nova Scotia
3.40%, 02/11/24	USD	50	53,565
4.50%, 12/16/25	USD	50	56,955
4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	USD	100	109,875
Brookfield Finance, Inc. 4.35%, 04/15/30	USD	100	117,757
Canadian Imperial Bank of Commerce 3.10%, 04/02/24 †	USD	100	106,620
Canadian Natural Resources Ltd. 6.25%, 03/15/38	USD	50	68,174
CI Financial Corp. 3.20%, 12/17/30	USD	40	41,628
Enbridge, Inc.
3.12%, 11/15/29	USD	100	107,822
5.50%, 07/15/77	USD	100	107,360
Suncor Energy, Inc. 6.80%, 05/15/38	USD	75	109,599
Toronto-Dominion Bank 3.25%, 03/11/24	USD	50	53,504
TotalEnergies Capital Canada Ltd. 2.75%, 07/15/23	USD	25	26,119
TransCanada PipeLines Ltd. 6.20%, 10/15/37	USD	75	104,304
			1,169,182
China: 1.4%
Bank of China Hong Kong Ltd. 144A 5.90% (US Treasury Yield Curve Rate T 5 Year+3.04%), 09/14/23 (o)	USD	100	107,938
Tencent Holdings Ltd. 144A 3.28%, 04/11/24	USD	100	106,272
			214,210
Denmark: 1.0%
Danske Bank A/S 144A 1.62% (US Treasury Yield Curve Rate T 1 Year+1.35%), 09/11/26	USD	150	151,494
France: 5.2%
BNP Paribas SA 144A
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	USD	50	49,418
2.87% (United States Secured Overnight Financing Rate+1.39%), 04/19/32	USD	50	52,029
4.38%, 05/12/26	USD	75	83,766
7.20% (ICE LIBOR USD 3 Month+1.29%), 06/25/37 (o) †	USD	100	106,375
Credit Agricole SA 144A 3.25%, 01/14/30	USD	100	106,864
Societe Generale SA 144A
3.00%, 01/22/30 †	USD	100	105,732
4.25%, 04/14/25	USD	200	218,688
TotalEnergies Capital International SA 3.70%, 01/15/24	USD	75	80,825
			803,697
Germany: 1.6%
Deutsche Bank AG
3.30%, 11/16/22	USD	100	103,434
3.70%, 05/30/24	USD	50	53,624
E.ON International Finance BV 144A 6.65%, 04/30/38	USD	50	75,283
			232,341
Italy: 2.9%
Enel Finance International NV 144A
3.50%, 04/06/28	USD	100	111,417
3.62%, 05/25/27	USD	50	55,914
6.80%, 09/15/37	USD	100	151,479
Eni SpA 144A 4.75%, 09/12/28	USD	100	119,061
			437,871
Japan: 0.8%
Nomura Holdings, Inc. 2.65%, 01/16/25	USD	50	52,726
NTT Finance Corp. 144A 0.37%, 03/03/23	USD	25	25,020
Sumitomo Mitsui Financial Group, Inc. 2.78%, 10/18/22	USD	50	51,517
			129,263
Luxembourg: 0.7%
Gazprom PJSC Via Gaz Capital SA 144A 4.95%, 02/06/28	USD	100	111,750
Mexico: 1.1%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 144A 4.38%, 04/11/27	USD	50	53,675
Southern Copper Corp. 6.75%, 04/16/40	USD	75	104,513
			158,188
Saudi Arabia: 3.3%
Motiva Enterprises LLC 144A 6.85%, 01/15/40	USD	50	65,469
Saudi Arabian Oil Co. 144A
2.88%, 04/16/24	USD	100	105,155
3.50%, 04/16/29	USD	200	219,055
4.25%, 04/16/39	USD	100	113,894
			503,573
Spain: 1.1%
Santander Holdings USA, Inc.
4.40%, 07/13/27	USD	50	56,582
4.50%, 07/17/25	USD	100	111,211
			167,793
Switzerland: 1.8%
Credit Suisse Group AG 144A 4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	USD	250	285,344
United Kingdom: 8.3%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	USD	200	204,576
5.20%, 05/12/26	USD	200	230,695
Credit Agricole SA 144A
1.91% (United States Secured Overnight Financing Rate+1.68%), 06/16/26	USD	50	51,204
4.12%, 01/10/27	USD	100	113,391
HSBC Holdings Plc 6.10%, 01/14/42	USD	50	73,565
Lloyds Banking Group Plc 4.55%, 08/16/28	USD	200	235,213
Sky Ltd. 144A 3.75%, 09/16/24	USD	50	54,718
Standard Chartered Plc 144A
5.20%, 01/26/24	USD	200	219,256
5.30%, 01/09/43	USD	125	156,297
			1,338,915
United States: 60.8%
Ally Financial, Inc. 8.00%, 11/01/31	USD	50	72,821
Altria Group, Inc.
4.25%, 08/09/42	USD	100	106,912
4.80%, 02/14/29	USD	100	117,154
5.38%, 01/31/44	USD	100	122,265
Amazon.com, Inc. 5.20%, 12/03/25	USD	50	58,829
Apple, Inc.
2.85%, 05/11/24	USD	75	79,718
3.20%, 05/11/27	USD	100	111,055
3.25%, 02/23/26	USD	100	110,126
3.35%, 02/09/27	USD	75	83,697
4.65%, 02/23/46	USD	50	67,290
Ares Capital Corp. 4.20%, 06/10/24	USD	100	107,849
AT&T, Inc.
3.40%, 05/15/25	USD	50	54,571
3.80%, 02/15/27	USD	100	112,380
4.30%, 02/15/30	USD	150	175,027
5.25%, 03/01/37	USD	100	127,345
Bank of America Corp.
4.08% (ICE LIBOR USD 3 Month+3.15%), 03/20/51	USD	125	151,704
4.44% (ICE LIBOR USD 3 Month+1.99%), 01/20/48	USD	100	126,094
BBVA Bancomer SA 144A 4.38%, 04/10/24	USD	50	54,458
Becton Dickinson and Co. 3.36%, 06/06/24	USD	50	53,583
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	USD	25	25,034
3.70%, 07/15/30	USD	100	114,877
4.25%, 10/15/50	USD	50	62,924
6.12%, 04/01/36	USD	75	107,605
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48	USD	110	139,034
Berkshire Hathaway, Inc. 3.12%, 03/15/26	USD	125	137,159
Booking Holdings, Inc. 4.62%, 04/13/30	USD	50	60,201
Brighthouse Financial, Inc. 4.70%, 06/22/47	USD	50	56,340
Broadridge Financial Solutions, Inc. 2.60%, 05/01/31	USD	50	52,070
Capital One Financial Corp. 3.75%, 07/28/26	USD	75	83,124
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/25	USD	100	113,564
5.05%, 03/30/29	USD	100	119,434
5.38%, 04/01/38	USD	75	94,029
6.48%, 10/23/45	USD	100	141,018
Chevron Corp.
2.90%, 03/03/24 †	USD	50	53,034
3.19%, 06/24/23	USD	25	26,197
Chevron USA, Inc. 6.00%, 03/01/41	USD	50	75,148
DH Europe Finance II Sarl 2.60%, 11/15/29	USD	75	79,714
Discover Financial Services 4.10%, 02/09/27	USD	50	56,841
Dow Chemical Co. 9.40%, 05/15/39	USD	50	90,507
DuPont de Nemours, Inc. 5.32%, 11/15/38	USD	50	66,931
Enterprise Products Operating LLC 5.95%, 02/01/41	USD	40	56,460
Exelon Generation Co. LLC
3.25%, 06/01/25	USD	50	54,158
6.25%, 10/01/39	USD	50	63,007
Exxon Mobil Corp.
1.57%, 04/15/23	USD	75	76,627
2.99%, 03/19/25	USD	150	161,165
3.48%, 03/19/30 †	USD	50	56,906
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	USD	175	214,982
General Electric Co.
6.75%, 03/15/32	USD	40	55,807
6.88%, 01/10/39	USD	125	190,618
GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/25	USD	75	84,904
HCA, Inc.
4.12%, 06/15/29	USD	75	85,666
5.00%, 03/15/24	USD	100	110,671
5.25%, 04/15/25	USD	75	86,130
5.50%, 06/15/47	USD	125	166,724
Home Depot, Inc. 3.75%, 02/15/24	USD	50	53,877
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	USD	75	108,753
Lockheed Martin Corp. 2.90%, 03/01/25	USD	50	53,825
Marathon Petroleum Corp.
6.50%, 03/01/41	USD	50	70,341
McDonald’s Corp.
4.70%, 12/09/35	USD	50	63,492
4.88%, 12/09/45	USD	50	66,244
6.30%, 10/15/37	USD	50	72,838
Microsoft Corp.
2.70%, 02/12/25	USD	50	53,690
2.88%, 02/06/24	USD	50	52,997
3.12%, 11/03/25	USD	100	109,616
3.30%, 02/06/27	USD	120	134,242
Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	USD	50	52,420
Mondelez International, Inc. 2.75%, 04/13/30	USD	25	26,714
Nestle Holdings, Inc. 144A 3.35%, 09/24/23	USD	50	53,133
Oracle Corp.
2.95%, 04/01/30	USD	50	53,542
3.85%, 07/15/36	USD	75	84,644
4.12%, 05/15/45	USD	100	112,977
4.30%, 07/08/34	USD	50	59,290
5.38%, 07/15/40	USD	75	98,761
6.50%, 04/15/38	USD	50	71,629
PepsiCo, Inc. 2.75%, 04/30/25	USD	100	107,442
Phillips 66
4.65%, 11/15/34	USD	25	30,048
5.88%, 05/01/42	USD	50	70,122
Prudential Financial, Inc. 5.38% (ICE LIBOR USD 3 Month+3.03%), 05/15/45	USD	100	110,517
Synchrony Financial
4.25%, 08/15/24	USD	50	54,627
4.50%, 07/23/25	USD	75	83,855
Sysco Corp.
3.30%, 07/15/26	USD	50	54,813
5.95%, 04/01/30	USD	100	129,825
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26 †	USD	50	54,456
4.10%, 08/15/47	USD	50	62,215
4.50%, 03/25/30	USD	50	60,544
Time Warner Cable LLC
6.55%, 05/01/37	USD	100	138,012
6.75%, 06/15/39	USD	75	106,819
Time Warner Entertainment Co. LP 8.38%, 03/15/23	USD	75	84,362
T-Mobile USA, Inc.
3.50%, 04/15/25	USD	50	54,435
3.75%, 04/15/27	USD	150	167,513
3.88%, 04/15/30	USD	200	226,503
Valero Energy Corp. 7.50%, 04/15/32	USD	75	106,137
Verizon Communications, Inc.
3.38%, 02/15/25	USD	50	54,427
4.02%, 12/03/29	USD	150	173,775
4.12%, 03/16/27	USD	125	143,301
Walmart, Inc.
2.85%, 07/08/24	USD	50	53,402
3.30%, 04/22/24	USD	50	53,568
Wells Fargo & Co.
4.90%, 11/17/45	USD	100	130,572
5.01% (United States Secured Overnight Financing Rate+4.50%), 04/04/51	USD	150	209,508
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	USD	50	58,707
			9,144,018
Total Corporate Bonds (Cost: $14,842,081)			15,005,940

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $183,275)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio		183,275	183,275
Total Investments: 100.1% (Cost: $15,025,356)			15,189,215
Liabilities in excess of other assets: (0.1)%			(8,254)
NET ASSETS: 100.0%			$15,180,961

Definitions:

USD	United States Dollar

Footnotes:

(o)	Perpetual Maturity — the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $382,229.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,441,869, or 22.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.8%	$420,251
Consumer Cyclicals	6.0	898,245
Consumer Non-Cyclicals	11.8	1,764,186
Energy	14.1	2,117,775
Financials	37.0	5,548,221
Healthcare	4.5	679,988
Industrials	1.6	244,664
Real Estate	0.6	84,904
Technology	18.9	2,840,276
Utilities	2.7	407,430
	100.0%	$15,005,940

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Real Estate Investment Trusts: 99.7%
AGNC Investment Corp.	1,785,381	$28,333,996
Annaly Capital Management, Inc.	4,814,075	40,871,497
Apollo Commercial Real Estate Finance, Inc.	922,349	14,038,152
Arbor Realty Trust, Inc.	829,985	15,172,126
Ares Commercial Real Estate Corp.	406,053	6,123,279
ARMOUR Residential REIT, Inc. †	519,581	5,403,642
Blackstone Mortgage Trust, Inc. †	529,256	17,158,480
BrightSpire Capital, Inc.	661,157	6,287,603
Broadmark Realty Capital, Inc.	887,389	9,202,224
Chimera Investment Corp.	1,134,750	16,703,520
Dynex Capital, Inc.	259,141	4,522,010
Ellington Financial, Inc.	328,047	5,963,894
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	336,592	19,118,426
Invesco Mortgage Capital, Inc. †	2,043,243	7,028,756
KKR Real Estate Finance Trust, Inc. †	211,220	4,501,098
Ladder Capital Corp.	984,521	11,243,230
MFA Financial, Inc.	2,909,666	13,588,140
New Residential Investment Corp.	1,644,584	16,051,140
New York Mortgage Trust, Inc.	2,879,707	12,584,320
Orchid Island Capital, Inc. †	856,543	4,239,888
PennyMac Mortgage Investment Trust	704,482	13,892,385
Ready Capital Corp.	512,304	7,746,036
Redwood Trust, Inc.	711,285	8,442,953
Starwood Property Trust, Inc.	999,653	26,020,968
Two Harbors Investment Corp. †	2,077,124	13,314,365
Total Common Stocks (Cost: $305,798,424)		327,552,128
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7% (Cost: $5,537,285)
Money Market Fund: 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio	5,537,285	5,537,285
Total Investments: 101.4% (Cost: $311,335,709)		333,089,413
Liabilities in excess of other assets: (1.4)%		(4,695,926)
NET ASSETS: 100.0%		$328,393,487

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $42,289,669.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$327,552,128

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.7%
Basic Materials: 3.4%
ArcelorMittal SA (USD) 5.50%, 05/18/23 *	414,622	$34,417,772
Consumer Cyclicals: 6.6%
Aptiv Plc 5.50%, 06/15/23	119,204	22,381,743
Ford Motor Co.
6.00%, 12/01/59 * †	331,697	9,154,837
6.20%, 06/01/59 *	310,966	8,632,416
Qurate Retail, Inc. 8.00%, 03/15/31	129,569	14,055,645
QVC, Inc. 6.25%, 11/26/68 * †	207,394	5,442,019
ViacomCBS, Inc. 5.75%, 04/01/24 †	103,655	7,533,646
		67,200,306
Consumer Non-Cyclicals: 2.9%
Brookfield Infrastructure Finance ULC (USD) 5.00%, 05/24/81 * †	103,655	2,710,578
CHS, Inc.
6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 †	204,201	5,752,342
7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 †	174,141	4,936,898
7.50%, 01/21/25	214,567	6,273,939
7.88%, 09/26/23	222,444	6,386,367
8.00%, 07/18/23 †	127,206	3,809,820
		29,869,944
Energy: 3.4%
Enbridge, Inc. (USD) 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78 *	248,773	6,779,064
Energy Transfer LP
7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 †	186,580	4,677,560
7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24	331,697	8,318,961
7.62% (ICE LIBOR USD 3 Month+4.74%), 08/15/23	184,507	4,679,097
NGL Energy Partners LP 9.00% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	130,440	1,792,246
NuStar Energy LP 7.62% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	159,629	3,719,356
NuStar Logistics LP 6.86% (ICE LIBOR USD 3 Month+6.73%), 01/15/43 *	166,885	4,217,184
		34,183,468
Financials: 2.1%
Qwest Corp.
6.50%, 09/01/56 *	405,293	10,278,230
6.75%, 06/15/57 *	273,650	7,218,887
SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 †	134,752	3,375,538
		20,872,655
Healthcare: 9.4%
Avantor, Inc. 6.25%, 05/15/22	214,567	24,814,674
Becton Dickinson and Co. 6.00%, 06/01/23 †	310,966	17,482,509
Boston Scientific Corp. 5.50%, 06/01/23	104,298	12,814,052
Danaher Corp. 4.75%, 04/15/22	17,103	34,082,003
Elanco Animal Health, Inc. 5.00%, 02/01/23 †	114,021	6,295,099
		95,488,337
Industrials: 4.8%
Clarivate Plc (USD) 5.25%, 06/01/24 *	149,005	13,544,554
Crestwood Equity Partners LP 9.25%, 0	738,648	7,046,702
GFL Environmental, Inc. (USD) 6.00%, 03/15/23	150,259	12,205,539
Stanley Black & Decker, Inc. 5.25%, 11/15/22 †	77,742	9,173,556
WESCO International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	224,020	6,955,821
		48,926,172
Materials: 0.9%
International Flavors & Fragrances, Inc. 6.00%, 09/15/21	171,031	8,712,319
Real Estate: 4.1%
DigitalBridge Group, Inc. 7.12%, 0	249,810	6,375,897
7.15%, 06/05/22	143,044	3,650,483
Diversified Healthcare Trust 6.25%, 02/01/46 * †	103,655	2,625,581
Public Storage 4.00%, 06/16/26 *	250,348	6,381,371
4.62%, 06/17/25 †	234,261	6,521,826
5.15%, 06/02/22	116,094	3,067,204
5.60%, 03/11/24 †	118,167	3,318,129
QTS Realty Trust, Inc. 6.50%, 0	32,776	5,633,211
RLJ Lodging Trust 1.95%, 0	133,508	3,786,287
		41,359,989
Real Estate Investment Trusts: 11.8%
AGNC Investment Corp. 6.12% (ICE LIBOR USD 3 Month+4.70%), 04/15/25	238,407	6,055,538
6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	166,885	4,297,289
7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 †	134,752	3,538,588
Annaly Capital Management, Inc. 6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23	176,214	4,602,710
6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	183,470	4,836,269
6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	298,527	7,791,555
Brookfield Property REIT, Inc. (USD) 6.38%, 0	103,655	2,611,069
Capstead Mortgage Corp. 7.50%, 0 †	107,055	2,715,985
Chimera Investment Corp. 7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	107,802	2,784,526
8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24	134,752	3,539,935
Digital Realty Trust, Inc. 5.20%, 10/10/24	143,044	3,955,167
Diversified Healthcare Trust 5.62%, 08/01/42 †	145,118	3,555,391
Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 †	119,204	3,006,325
Kimco Realty Corp. 5.25%, 12/20/22	109,667	2,948,946
MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25	114,021	2,645,287
Monmouth Real Estate Investment Corp. 6.12%, 09/15/21	227,876	5,778,935
National Retail Properties, Inc. 5.20%, 10/11/21	143,044	3,650,483
New Residential Investment Corp. 6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25	166,885	3,935,148
7.12% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	117,131	2,957,558
PS Business Parks, Inc. 4.88%, 11/04/24 †	134,752	3,750,148
Public Storage 3.88%, 10/06/25 †	117,131	3,045,406
4.70%, 11/15/24 †	107,304	3,000,220
4.88%, 09/12/24 †	131,103	3,655,152
4.90%, 10/14/21 †	145,118	3,725,179
5.05%, 08/09/22 †	124,386	3,277,571
Two Harbors Investment Corp.
7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25	122,313	3,059,048
7.62% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 †	119,204	3,055,198
VEREIT, Inc. 6.70%, 0	154,156	3,853,900
Vornado Realty Trust
5.25%, 12/13/22	256,858	6,905,325
5.40%, 0	124,386	3,257,669
5.70%, 0	124,386	3,263,889
		119,055,409
Technology: 15.4%
AT&T, Inc. 4.75%, 02/18/25 †	725,588	19,206,314
5.00%, 12/12/24 †	497,546	13,354,135
5.35%, 11/01/66 * †	548,337	14,530,930
5.62%, 08/01/67 *	342,063	9,382,788
Broadcom, Inc. 8.00%, 09/30/22 *	41,462	64,031,425
Pitney Bowes, Inc. 6.70%, 03/07/43 †	176,214	4,498,743
Sabre Corp. 6.50%, 09/01/23	34,621	5,281,780
Telephone and Data Systems, Inc. 6.62%, 03/31/26	174,141	4,943,863
United States Cellular Corp. 5.50%, 03/01/70 *	207,311	5,462,645
5.50%, 06/01/70 *	207,311	5,394,232
6.25%, 09/01/69 *	207,311	5,759,100
6.95%, 05/15/60 * †	141,801	3,675,482
		155,521,437
Utilities: 34.9%
AES Corp. 6.88%, 02/15/24	108,113	10,960,496
Alabama Power Co. 5.00%, 10/01/22 †	103,655	2,762,406
Algonquin Power & Utilities Corp. (USD)
6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79 *	145,118	4,058,951
6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78 *	119,204	3,313,871
7.75%, 06/15/24 *	238,407	12,533,056
American Electric Power Co., Inc.
6.12%, 03/15/22	166,885	8,389,309
6.12%, 08/15/23	176,214	9,351,677
Brookfield BRP Holdings Canada, Inc. (USD) 4.62%, 04/30/26 *	145,118	3,636,657
CenterPoint Energy, Inc. 7.00%, 09/01/21	202,626	9,541,658
CMS Energy Corp.
5.88%, 10/15/78 *	116,094	3,192,585
5.88%, 03/01/79 * †	261,212	7,217,288
Dominion Energy, Inc.
5.25%, 07/30/76 *	331,697	8,385,300
7.25%, 06/01/22	166,885	16,643,441
DTE Energy Co.
5.25%, 12/01/77 *	165,849	4,388,365
6.00%, 12/15/76 * †	116,094	2,999,869
6.25%, 11/01/22	238,407	12,230,279
Duke Energy Corp.
5.12%, 01/15/73 * †	207,311	5,510,326
5.62%, 09/15/78 * †	207,311	5,707,272
5.75%, 06/15/24	414,622	11,795,996
Entergy Arkansas LLC 4.88%, 09/01/66 *	169,995	4,334,873
Entergy Louisiana LLC 4.88%, 09/01/66 *	111,948	2,871,466
Entergy Mississippi LLC 4.90%, 10/01/66 *	107,802	2,779,136
Essential Utilities, Inc. 6.00%, 04/30/22	100,442	6,091,807
Georgia Power Co. 5.00%, 10/01/77 *	111,948	2,946,471
NextEra Energy Capital Holdings, Inc.
5.25%, 06/01/76 * †	236,334	6,026,517
5.65%, 03/01/79 * †	285,052	7,961,502
NextEra Energy, Inc.
4.87%, 09/01/22	310,966	18,275,472
5.28%, 03/01/23	518,277	26,608,341
6.22%, 09/01/23	414,622	21,514,736
NiSource, Inc.
6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	207,311	5,875,194
7.75%, 03/01/24	89,403	9,423,076
PG&E Corp. 5.50%, 08/16/23	165,849	14,996,067
SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 †	114,021	2,890,432
SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26	124,386	3,171,843
SCE Trust VI 5.00%, 06/26/22 †	196,945	4,929,533
Sempra Energy 5.75%, 07/01/79 *	314,076	8,750,157
South Jersey Industries, Inc. 8.75%, 04/01/24 * †	69,449	3,785,665
Southern Co.
4.20%, 10/15/60 * †	310,966	8,153,529
4.95%, 01/30/80 * †	414,622	11,120,162
5.25%, 10/01/76 *	331,697	8,561,100
5.25%, 12/01/77 *	186,580	5,024,599
6.75%, 08/01/22	357,611	18,542,130
Spire, Inc. 5.90%, 08/15/24 †	103,655	2,917,888
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	113,606	3,049,185
		353,219,683
Total Preferred Securities (Cost: $919,149,868)		1,008,827,491
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8% (Cost: $18,160,897)
Money Market Fund: 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio	18,160,897	18,160,897
Total Investments: 101.5% (Cost: $937,310,765)		1,026,988,388
Liabilities in excess of other assets: (1.5)%		(14,935,763)
NET ASSETS: 100.0%		$1,012,052,625

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $41,820,031.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.4%	$34,417,772
Consumer Cyclicals	6.7	67,200,306
Consumer Non-Cyclicals	3.8	38,582,263
Energy	3.4	34,183,468
Financials	2.1	20,872,655
Healthcare	9.5	95,488,337
Industrials	4.8	48,926,172
Real Estate	15.9	160,415,398
Technology	15.4	155,521,437
Utilities	35.0	353,219,683
	100.0%	$1,008,827,491